UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2013

1301 Avenue of the Americas (6th Ave.), 35th Floor New  York, New York 10019 www.direxionshares.com

Direxion All Cap Insider Sentiment Shares

Direxion S&P 500® DRRC Index Volatility Response Shares

Direxion NASDAQ-100® Equal Weighted Index Shares

1X BEAR FUNDS

SECTOR FUNDS

Direxion Daily Total Market Bear 1X Shares

FIXED INCOME FUNDS

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi Annual Report for the Direxion Shares exchange traded funds (the “ETFs”) includes the Direxion All Cap Insider Sentiment Shares, Direxion S&P 500® DRRC Index Volatility Response Shares and the Direxion NASDAQ-100® Equal Weighted Index Shares (collectively, the “Non-Leveraged ETFs”). In addition, this report includes the Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and the Direxion Daily Total Bond Market Bear 1X Shares (collectively, the “Bear ETFs”). This report covers the period from November 1, 2012 to April 30, 2013, (the “Semi Annual Period”).

Market Review:

The Semi Annual Period saw a continued uptrend within the U.S. equity markets as the S&P 500® Index rose 14.4% for the period. The early part of the Semi Annual Period was dominated by both the Presidential Election and the “Fiscal Cliff”. The S&P 500® Index retreated prior to both the Election and “Fiscal Cliff”, only to quickly rebound following each. During this time frame volatility was muted for the most part. However there were brief periods of higher volatility, particularly towards year end of 2012, where the CBOE Volatility Index was up six out of the seven last days. But, markets resumed their upward momentum at the start of the year as the U.S. Government staved off some of the most troublesome tax increases and spending cuts that were a hallmark of the “Fiscal Cliff”. The U.S. economy continued to grow, albeit slowly, as real Gross Domestic Product grew at a 0.4% annual rate in the 4th quarter of 2012, and a 2.5% annual rate in the first quarter of 2013. Domestic labor conditions showed signs of life in February, adding 332,000 jobs, but weakened again in March, adding just 138,000 jobs. Throughout the Semi Annual Period, the Bureau of Labor Statistics reported an average addition of just under 210,000 jobs per month. Despite the continued addition of jobs to the market, the data was not strong enough to push the U.S. Federal Reserve to taper off its Large-Scale Asset Purchase programs, hoping to provide a solid floor for rallying equity markets and keep a cap on interest rates.

Internationally, Japan became the dominant developed market in headline financial news, as the Nikkei 225 Index rallied almost 60% during the Semi Annual Period amidst support for increased Quantitative Easing. The fears over the European debt crisis receded slightly, as evident by the Italian and Spanish 10 Year yields declining over this Semi Annual Period.

During the Semi Annual Period there was a continuation of sustained, low interest rates within the U.S. It was a choppy market over that period, as the 10 Year and 30 Year U.S. Treasury note touched 2.0% and 3.0% respectively, before retracing back to lower end of the range. As an example, the rate on the 10 Year U.S. Treasury note rallied from less than 1.6% in mid-November to a high of over 2% in February and March, then dropping back below 1.7% before the end of April.

Non-Leveraged Direxion Shares Review:

The following discussion relates to the performance of the Non-Leveraged ETFs for the Semi Annual Period. These ETFs seek to match, after expenses, the return of a benchmark through time. For these ETFs, the benchmark performance for the period is the standard against which they should be evaluated. The performance of the ETFs for the Semi Annual Period is important primarily for understanding whether the ETFs meet their investment goals. The performance of each ETF’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. The market conditions that affected the benchmark indexes during the past year are described in the Market Commentary section above.

The Direxion All Cap Insider Sentiment Shares seeks to match, after expenses, the return of the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index. The Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index is a quantitatively-weighted index comprised of 100 of the top publicly traded companies in the S&P 1500® Index as determined by the Index provider. The Index attempts to reflect positive sentiment among those “insiders” closest to a company’s financials

4	DIREXION SEMI-ANNUAL REPORT

and business prospects, such as top management, directors, large institutional holders, and the Wall Street research analysts who follow the company. For the Semi Annual Period, the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index returned 19.90%, while the Direxion All Cap Insider Sentiment Shares returned 19.29%.

The Direxion S&P 500® DRRC Index Volatility Response Shares seeks to match, after expenses, the return of the S&P 500® Dynamic Rebalancing Risk Control Index. The S&P 500® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 500® Index. The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index employs a sophisticated methodology designed to attempt to control the Index’s risk level by establishing a specific volatility level target that adjusts the Index’s components among an allocation to equity and fixed income securities, including U.S. Treasury Bills. For the Semi Annual Period, the S&P 500® Dynamic Rebalancing Risk Control Index returned 14.43%, while the Direxion S&P 500® DRRC Index Volatility Response Shares returned 14.12%.

The Direxion NASDAQ-100® Equal Weighted Index Shares seeks to match, after expenses, the return of the NASDAQ-100® Equal Weighted Index. The NASDAQ-100® Equal Weighted Index includes 100 of the largest non-financial securities listed on NASDAQ, but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The Index is reviewed and adjusted annually in December, but replacements may be made any time throughout the year. The Index is rebalanced quarterly in March, June, September and December. For the Semi Annual Period, the NASDAQ-100® Equal Weighted Index returned 19.19%, while the Direxion NASDAQ-100® Equal Weighted Index Shares returned 19.10%.

Bear Direxion Shares Review:

The next discussion relates to the performance of the Bear ETFs for the Semi Annual Period. The Bear ETFs seek to provide a daily return of -100% of the daily return of a particular benchmark, meaning that the Bear ETFs attempt to move in the opposite or inverse of the benchmark.

In seeking to achieve each Bear ETFs daily investment results, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) uses statistical and quantitative analysis to determine the investments each Bear ETF makes and the techniques it employs. Rafferty relies upon a pre-determined investment model to generate orders resulting in repositioning each Bear ETF’s investment in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with a Bear ETF’s objective. As a consequence, if a Bear ETF is performing as designed, the return of the benchmark will dictate the return of that ETF. Each Bear ETF pursues its investment objectives regardless of market conditions and does not take defensive positions.

The Bear ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the inverse ETFs and intend to actively monitor and manage their investments.

These ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the ETFs and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each Bear ETF seeks daily investment results of its relevant benchmark, a comparison of the annual return of the Bear ETF to the relevant benchmark tells you little about whether a Bear ETF has met its investment objective. To determine if the Bear ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant underlying index. The models and a description of how they

DIREXION SEMI-ANNUAL REPORT	5

work are available on the Direxion Shares website (www.direxionshares.com) under Tools/Tracking Center. The models do not take into account the size of a Bear ETF, the Bear ETF’s expense ratio or any transaction or trading fees associated with creating or maintaining a Bear ETF’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the Bear ETFs during the Semi Annual Period follows below.

The Direxion Daily Total Market Bear 1X Shares seeks to provide -100% of the daily return of the MSCI U.S. Broad Market Index. The MSCI U.S. Broad Market Index represents the universe of companies in the U.S. equity market, including large, mid, small and micro cap companies. This index targets for inclusion 99.5% of the capitalization of the U.S. equity market. The MSCI U.S. Broad Market Index is the aggregation of the MSCI U.S. Investible Market 2500 which targets for inclusion 2,500 companies representing the investible universe of the U.S. equity market, and the MSCI U.S. Micro Cap Index, which targets for inclusion approximately the bottom 1.5% of the U.S. equity market capitalization. For the Semi Annual Period, the MSCI U.S. Broad Market Index returned 13.88%. The Direxion Daily Total Market Bear 1X Shares returned -14.03%. The model indicated an expected return of -12.84% for the Direxion Daily Total Market Bear 1X Shares.

The Direxion Daily 7-10 Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the NYSE 7-10 Year Treasury Bond Index. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The Index constituent bonds are weighted by their relative amounts outstanding. For the Semi Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 1.70%. The Direxion Daily 7-10 Year Treasury Bear 1X Shares returned -2.26%. The model indicated an expected return of -1.76% for the Direxion Daily 7-10 Year Treasury Bear 1X Shares.

The Direxion Daily 20+ Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the NYSE 20 Year Plus Treasury Bond Index. The NYSE 20 Year Plus Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 20 plus year maturity range of the U.S. Treasury bond market. The Index constituent bonds are weighted by their relative amounts outstanding. For the Semi Annual Period, the NYSE 20 Year Plus Treasury Bond Index returned 1.06%. The Direxion Daily 20+ Year Treasury Bear 1X Shares returned -2.22%. The model indicated an expected return of -1.64% for the Direxion Daily 20+ Year Treasury Bear 1X Shares.

The Direxion Daily Total Bond Market Bear 1X Shares seeks to provide -100% of the daily return of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, and fixed-rate taxable bond market; including Treasuries, government-related securities, corporate securities, Mortgage Backed Securities, Asset Backed Securities, and Commercial Mortgage Backed Securities. For the Semi Annual Period, the Barclays Capital U.S. Aggregate Bond Index returned 0.90%. The Direxion Daily Total Bond Market Bear 1X Shares returned -1.52%. The model indicated an expected return of -0.91% for the Direxion Daily Total Bond Market Bear 1X Shares.

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Eric W. Falkeis President	Patrick Rudnick Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs’ statutory and summary prospectus. To obtain a prospectus, please visit www.direxionshares.com or call 1-866-476-7523.

6	DIREXION SEMI-ANNUAL REPORT

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified funds.

Short-term performance, in particular, is not a good indication of the ETF’s future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF’s prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs’ investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. Increased portfolio turnover may result in higher transaction costs and capital gains. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $29.64 billion dollars and a median market capitalization of $14.11 billion dollars as of March 31, 2013. One cannot invest directly in an Index.

The CBOE Volatility Index® (VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. Since its introduction in 1993, VIX has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

The views of this letter were those of the ETF Manager as of April 30, 2013 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs’ present investment methodology and do not constitute investment advice.

DIREXION SEMI-ANNUAL REPORT	7

Expense Examples

April 30, 2013 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other funds.

The examples are based on initial investments of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period[2]
Direxion All Cap Insider Sentiment Shares
Based on actual fund return	0.65%	$1,000.00	$1,192.90	$3.53
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion S&P 500® DRRC Index Volatility Response Shares
Based on actual fund return	0.45%	1,000.00	1,141.20	2.39
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion NASDAQ-100® Equal Weighted Index Shares
Based on actual fund return	0.35%	1,000.00	1,191.00	1.90
Based on hypothetical 5% return	0.35%	1,000.00	1,023.06	1.76
Direxion Daily Total Market Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	859.70	3.00
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	977.40	3.19
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily 20+ Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	977.80	3.19
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26

8	DIREXION SEMI-ANNUAL REPORT

Expense Examples

April 30, 2013 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period[2]
Direxion Daily Total Bond Market Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	984.80	3.20
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26

[1]	Annualized.
[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of November 1, 2012 to April 30, 2013, then divided by 365.

Allocation of Portfolio Holdings

April 30, 2013 (Unaudited)

	Cash*	Common Stocks	Swaps	Total
Direxion All Cap Insider Sentiment Shares	0%**	100%	—	100%
Direxion S&P 500® DRRC Index Volatility Response Shares	0%**	100%	—	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	0%**	100%	—	100%
Direxion Daily Total Market Bear 1X Shares	107%	—	(7)%	100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	103%	—	(3)%	100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	104%	—	(4)%	100%
Direxion Daily Total Bond Market Bear 1X Shares	102%	—	(2)%	100%

*	Cash, cash equivalents and other assets less liabilities
**	Percentage is less than 0.5%

DIREXION SEMI-ANNUAL REPORT	9

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Administrative and Support Services - 2.9%
285	Expedia, Inc.	$15,914
1,951	Paychex, Inc.	71,036
1,417	The ADT Corporation	61,838

		148,788

Air Transportation - 1.1%
299	Alaska Air Group, Inc. (a)	18,430
1,187	Delta Air Lines, Inc. (a)	20,346
2,805	JetBlue Airways Corp. (a)	19,326

		58,102

Ambulatory Health Care Services - 1.0%
1,885	HealthSouth Corp. (a)	51,838

Broadcasting (except Internet) - 1.4%
1,322	Comcast Corp. Class A	54,599
221	Discovery Communications, Inc. Class A (a)	17,419

		72,018

Chemical Manufacturing - 9.5%
2,900	AbbVie, Inc.	133,545
149	Celgene Corp. (a)	17,592
938	Church & Dwight Co., Inc.	59,929
1,562	Endo Health Solutions, Inc. (a)	57,232
363	Gilead Sciences, Inc. (a)	18,382
905	LyondellBasell Industries NV Class A	54,934
3,058	Olin Corp.	73,912
942	United Therapeutics Corp. (a)	62,907

		478,433

Computer and Electronic Product Manufacturing - 3.9%
2,035	CoreLogic, Inc. (a)	55,515
351	Cree, Inc. (a)	19,856
1,609	Northrop Grumman Corp.	121,866

		197,237

Construction of Buildings - 0.8%
444	Lennar Corp. Class A	18,302
909	PulteGroup, Inc. (a)	19,080

		37,382

Credit Intermediation and Related Activities - 6.1%
407	Citigroup, Inc.	18,991
6,378	Fifth Third Bancorp	108,617
8,135	Fulton Financial Corp.	89,973
7,517	KeyCorp	74,944
304	State Street Corp.	17,775

		310,300

Educational Services - 1.1%
2,068	DeVry, Inc.	57,925

Electrical Equipment, Appliance, and Component Manufacturing - 2.1%
356	Belden, Inc.	17,594
4,981	Corning, Inc.	72,224
184	Hubbell, Inc. Class A	17,657

		107,475

Shares		Value

Food Manufacturing - 0.3%
706	Tyson Foods, Inc. Class A	$17,389

Food Services and Drinking Places - 3.7%
1,874	Brinker International, Inc.	72,899
1,671	The Cheesecake Factory, Inc.	66,539
710	Yum! Brands, Inc.	48,365

		187,803

Furniture and Related Product Manufacturing - 0.7%
900	Masco Corp.	17,496
371	Tempur-Pedic International, Inc. (a)	17,994

		35,490

General Merchandise Stores - 2.5%
552	Costco Wholesale Corp.	59,853
1,444	Macy’s, Inc.	64,403

		124,256

Health and Personal Care Stores - 1.0%
849	Express Scripts Holding Co. (a)	50,405

Heavy and Civil Engineering Construction - 0.3%
303	Chicago Bridge & Iron Co., N.V. ADR	16,298

Insurance Carriers and Related Activities - 11.8%
1,528	Aetna, Inc.	87,768
777	Aon PLC	46,892
1,864	Cincinnati Financial Corp.	91,168
1,544	Marsh & McLennan Companies, Inc.	58,687
1,145	Travelers Companies, Inc.	97,795
3,379	Validus Holdings Ltd.	130,464
2,211	Willis Group Holdings PLC	87,732

		600,506

Leather and Allied Product Manufacturing - 0.4%
294	NIKE, Inc. Class B	18,698

Machinery Manufacturing - 0.7%
321	Ingersoll-Rand PLC	17,270
269	Nordson Corp.	18,693

		35,963

Management of Companies and Enterprises - 3.7%
3,237	Hancock Holding Co.	88,272
11,103	Huntington Bancshares, Inc.	79,609
819	Morgan Stanley	18,141

		186,022

Mining (except Oil and Gas) - 3.1%
4,350	Cliffs Natural Resources, Inc.	92,829
2,150	Freeport-McMoRan Copper & Gold, Inc.	65,425

		158,254

Miscellaneous Manufacturing - 0.4%
287	The Valspar Corp.	18,316

Nonmetallic Mineral Product Manufacturing - 0.4%
683	Owens-Illinois, Inc. (a)	17,949

Nonstore Retailers - 0.4%
331	HSN, Inc.	17,404

The accompanying notes are an integral part of these financial statements.

10	DIREXION SEMI-ANNUAL REPORT

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

Oil and Gas Extraction - 2.8%
230	Apache Corp.	$16,992
267	Cabot Oil & Gas Corp.	18,169
901	Chesapeake Energy Corp.	17,606
212	Continental Resources, Inc. (a)	16,943
137	EOG Resources, Inc.	16,599
240	Hess Corp.	17,323
483	Southwestern Energy Co. (a)	18,074
922	Ultra Petroleum Corp. (a)	19,731

		141,437

Paper Manufacturing - 2.1%
1,758	Packaging Corp of America	83,610
200	Rock Tenn Co.	20,028

		103,638

Performing Arts, Spectator Sports, and Related Industries - 0.4%
322	PennNational Gaming, Inc. (a)	18,853

Petroleum and Coal Products Manufacturing - 6.6%
3,171	Calumet Specialty Products Partners, LP	119,737
146	Chevron Corp.	17,813
602	Exxon Mobil Corp.	53,572
1,541	HollyFrontier Corp.	76,202
942	Marathon Petroleum Corp.	73,815

		341,139

Pipeline Transportation - 4.9%
2,353	Nustar Energy LP	117,839
345	SemGroup Corp. (a)	17,888
2,809	Spectra Energy Partners LP	106,573

		242,300

Professional, Scientific, and Technical Services - 0.7%
408	Salesforce.com, Inc. (a)	16,773
226	VMware, Inc. (a)	15,933

		32,706

Publishing Industries (except Internet) - 0.4%
396	Adobe Systems, Inc. (a)	17,852

Rail Transportation - 0.3%
199	Genesee & Wyoming, Inc. (a)	16,955

Real Estate - 8.8%
1,974	American Campus Communities, Inc.	88,119
3,879	American Capital Agency Corp.	129,210
5,555	Invesco Mortgage Capital	118,877
8,838	Two Harbors Investment Corp.	105,879

		442,085

Rental and Leasing Services - 0.3%
635	Air Lease Corp.	17,469

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
69	BlackRock, Inc.	18,389

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.4%
289	Cabela’s, Inc. (a)	18,554

Shares		Value

Support Activities for Mining - 2.6%
271	Oceaneering International, Inc.	$19,016
2,277	Oiltanking Partners LP	114,419

		133,435

Support Activities for Transportation - 0.4%
298	C.H. Robinson Worldwide, Inc.	17,698

Telecommunications - 2.5%
3,424	CenturyLink, Inc.	128,639

Transportation Equipment Manufacturing - 2.5%
1,267	General Dynamics Corp.	93,707
115	TransDigm Group, Inc.	16,882
221	Triumph Group, Inc.	17,658

		128,247

Truck Transportation - 0.7%
238	J.B. Hunt Transport Services, Inc.	16,915
473	Old Dominion Freight Line, Inc. (a)	18,210

		35,125

Utilities - 4.2%
2,077	American Electric Power Co., Inc.	106,820
3,282	Xcel Energy, Inc.	104,335

		211,155

	TOTAL COMMON STOCKS (Cost $4,908,415)	$5,069,927

	TOTAL INVESTMENTS - 99.9% (Cost $4,908,415)	$5,069,927
	Other Assets in Excess of Liabilities - 0.1%	5,356

	TOTAL NET ASSETS - 100.0%	$5,075,283

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	11

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Accommodation - 0.3%
246	Host Hotels & Resorts, Inc.	$4,494
82	Marriott International, Inc. Class A	3,531
66	Starwood Hotels & Resorts Worldwide, Inc.	4,258
46	Wyndham Worldwide Corp.	2,764

		15,047

Administrative and Support Services - 0.5%
14	Dun & Bradstreet Corp.	1,238
41	Equifax, Inc.	2,510
32	Expedia, Inc.	1,787
110	Paychex, Inc.	4,005
47	Robert Half International, Inc.	1,543
75	The ADT Corporation	3,273
37	TripAdvisor, Inc. (a)	1,945
148	Waste Management, Inc.	6,065

		22,366

Air Transportation - 0.1%
247	Southwest Airlines Co.	3,384

Ambulatory Health Care Services - 0.2%
29	DaVita, Inc. (a)	3,441
32	Laboratory Corp. of America Holdings (a)	2,988
54	Quest Diagnostics, Inc.	3,041

		9,470

Amusement, Gambling, and Recreation Industries - 0.9%
611	The Walt Disney Co.	38,395
27	Wynn Resorts Ltd.	3,707

		42,102

Apparel Manufacturing - 0.2%
35	Cintas Corp.	1,570
26	PVH Corp.	3,001
30	VF Corp.	5,347

		9,918

Beverage and Tobacco Product Manufacturing - 4.3%
681	Altria Group, Inc.	24,863
54	Beam, Inc.	3,494
51	Brown Forman Corp. Class B	3,596
1,298	Coca-Cola Co.	54,944
89	Coca-Cola Enterprises, Inc.	3,260
52	Constellation Brands, Inc. Class A (a)	2,566
69	Dr Pepper Snapple Group, Inc.	3,369
128	Lorillard, Inc.	5,490
53	Molson Coors Brewing Co. Class B	2,735
49	Monster Beverage Corp. (a)	2,764
522	Pepsico, Inc.	43,049
558	Philip Morris International, Inc.	53,339
109	Reynolds American, Inc.	5,169

		208,638

Broadcasting (except Internet) - 1.4%
73	Cablevision Systems Corp. Class A	1,085
198	CBS Corp. Class B	9,064

Shares		Value

Broadcasting (except Internet)(continued)
894	Comcast Corp. Class A	$36,922
194	DIRECTV Class A (a)	10,973
83	Discovery Communications, Inc. Class A (a)	6,542
29	Scripps Networks Interactive, Inc. Class A	1,931

		66,517

Building Material and Garden Equipment and Supplies Dealers - 1.2%
91	Fastenal Co.	4,464
506	Home Depot, Inc.	37,114
376	Lowe’s Companies, Inc.	14,446
29	The Sherwin Williams Co.	5,310

		61,334

Chemical Manufacturing - 10.1%
532	Abbott Laboratories	19,641
535	AbbVie, Inc.	24,637
43	Actavis, Inc. (a)	4,546
70	Air Products & Chemicals, Inc.	6,087
66	Alexion Pharmaceuticals, Inc. (a)	6,468
104	Allergan, Inc.	11,809
146	Avon Products, Inc.	3,381
554	Bristol-Myers Squibb Co.	22,005
142	Celgene Corp. (a)	16,766
21	CF Industries Holdings, Inc.	3,917
44	Clorox Co.	3,795
149	Colgate-Palmolive Co.	17,792
316	E.I. du Pont de Nemours and Co.	17,226
52	Eastman Chemical Co.	3,466
90	Ecolab, Inc.	7,616
338	Eli Lilly & Co.	18,718
79	Forest Laboratories, Inc. (a)	2,955
516	Gilead Sciences, Inc. (a)	26,130
56	Hospira, Inc. (a)	1,855
28	International Flavors & Fragrances, Inc.	2,161
947	Johnson & Johnson	80,714
58	Life Technologies Corp. (a)	4,274
129	LyondellBasell Industries NV Class A	7,830
69	Mead Johnson Nutrition Co.	5,595
1,023	Merck & Co., Inc.	48,081
94	Mosaic Co.	5,789
134	Mylan, Inc. (a)	3,901
30	Perrigo Co.	3,582
2,434	Pfizer, Inc.	70,757
48	PPG Industries, Inc.	7,063
100	Praxair, Inc.	11,431
25	Regeneron Pharmaceuticals, Inc. (a)	5,379
408	The Dow Chemical Co.	13,835

		489,202

Clothing and Clothing Accessories Stores - 0.6%
27	Abercrombie & Fitch Co. Class A	1,338
101	Gap, Inc.	3,837
51	Nordstrom, Inc.	2,886
75	Ross Stores, Inc.	4,955
40	Tiffany & Co.	2,947

The accompanying notes are an integral part of these financial statements.

12	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

Clothing and Clothing Accessories Stores (continued)
247	TJX Companies, Inc.	$12,047
37	Urban Outfitters, Inc. (a)	1,533

		29,543

Computer and Electronic Product Manufacturing - 10.5%
206	Advanced Micro Devices, Inc. (a)	581
117	Agilent Technologies, Inc.	4,848
108	Altera Corp.	3,457
54	Amphenol Corp. Class A	4,078
104	Analog Devices, Inc.	4,575
318	Apple, Inc.	140,794
177	Broadcom Corp. Class A	6,372
1,805	Cisco Systems, Inc.	37,760
196	Danaher Corp.	11,945
495	Dell, Inc.	6,633
713	EMC Corp. (a)	15,993
20	First Solar, Inc. (a)	931
49	FLIR System, Inc.	1,191
18	Fossil, Inc. (a)	1,766
37	Garmin Ltd.	1,298
23	Harman International Industries, Inc.	1,028
38	Harris Corp.	1,756
661	Hewlett-Packard Co.	13,617
1,675	Intel Corp.	40,115
355	International Business Machines Corp.	71,901
62	Jabil Circuit, Inc.	1,104
80	JDS Uniphase Corp. (a)	1,080
175	Juniper Networks, Inc. (a)	2,896
30	L-3 Communications Holdings, Inc.	2,438
79	Linear Technology Corp.	2,884
186	LSI Corp. (a)	1,216
66	Microchip Technology, Inc.	2,404
346	Micron Technology, Inc. (a)	3,259
47	Molex, Inc.	1,296
93	Motorola Solutions, Inc.	5,320
122	NetApp, Inc. (a)	4,257
80	Northrop Grumman Corp.	6,059
70	Pentair Ltd.	3,805
39	PerkinElmer, Inc.	1,195
582	QUALCOMM, Inc.	35,863
110	Raytheon Co.	6,752
82	SanDisk Corp. (a)	4,300
108	Seagate Technology PLC	3,964
96	St. Jude Medical, Inc.	3,957
56	Teradata Corp. (a)	2,860
64	Teradyne, Inc. (a)	1,052
374	Texas Instruments, Inc.	13,543
158	Tyco International Ltd.	5,075
37	Varian Medical Systems, Inc. (a)	2,410
154	Viacom, Inc. Class B	9,854
73	Western Digital Corp.	4,035
89	Xilinx, Inc.	3,374

		506,891

Shares		Value

Construction of Buildings - 0.2%
95	D.R. Horton, Inc.	$2,477
56	Lennar Corp. Class A	2,308
115	PulteGroup, Inc. (a)	2,414

		7,199

Couriers and Messengers - 0.6%
99	FedEx Corp.	9,307
242	United Parcel Service, Inc. Class B	20,773

		30,080

Credit Intermediation and Related Activities - 8.2%
325	American Express Co.	22,233
69	Ameriprise Financial, Inc.	5,143
3,664	Bank Of America Corp.	45,104
394	Bank Of New York Mellon Corp.	11,119
237	BB&T Corp.	7,292
197	Capital One Financial Corp.	11,383
1,029	Citigroup, Inc.	48,013
64	Comerica, Inc.	2,320
168	Discover Financial Services	7,348
296	Fifth Third Bancorp	5,041
82	First Horizon National Corp.	853
92	H & R Block, Inc.	2,552
161	Hudson City Bancorp, Inc.	1,338
1,296	JPMorgan Chase & Co.	63,516
313	KeyCorp	3,121
41	M&T Bank Corp.	4,108
74	Northern Trust Corp.	3,990
115	People’s United Financial, Inc.	1,513
179	PNC Financial Services Group, Inc.	12,151
479	Regions Financial Corp.	4,067
154	SLM Corp.	3,180
155	State Street Corp.	9,063
182	SunTrust Banks, Inc.	5,324
631	U.S. Bancorp	21,000
175	Visa, Inc. Class A	29,481
1,660	Wells Fargo & Co.	63,047
193	Western Union Co.	2,858
62	Zions Bancorporation	1,526

		397,684

Data Processing, Hosting and Related Services - 0.5%
60	Akamai Technologies, Inc. (a)	2,635
164	Automatic Data Processing, Inc.	11,044
63	Citrix Systems, Inc. (a)	3,917
45	Fiserv, Inc. (a)	4,100
65	Red Hat, Inc. (a)	3,115
54	Total System Services, Inc.	1,275

		26,086

Educational Services - 0.0% (†)
34	Apollo Group, Inc. Class A (a)	625

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
499	Corning, Inc.	7,236
245	Emerson Electric Co.	13,599
142	TE Connectivity Ltd.	6,184
27	Whirlpool Corp.	3,086

		30,105

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	13

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

Electronics and Appliance Stores - 0.1%
90	Best Buy Co., Inc.	$2,339
41	GameStop Corp. Class A	1,431

		3,770

Fabricated Metal Product Manufacturing - 0.2%
51	Ball Corp.	2,250
51	Parker Hannifin Corp.	4,517
20	Snap-on, Inc.	1,724

		8,491

Food and Beverage Stores - 0.3%
176	Kroger Co.	6,051
81	Safeway, Inc.	1,824
58	Whole Foods Market, Inc.	5,123

		12,998

Food Manufacturing - 1.8%
223	Archer-Daniels Midland Co.	7,569
61	Campbell Soup Co.	2,831
140	ConAgra Foods, Inc.	4,953
63	Dean Foods Co. (a)	1,206
219	General Mills, Inc.	11,042
109	H. J. Heinz Co.	7,894
46	Hormel Foods Corp.	1,898
85	Kellogg Co.	5,528
201	Kraft Foods Group, Inc.	10,350
45	McCormick & Co, Inc.	3,237
602	Mondelez International, Inc.	18,933
51	The Hershey Co.	4,547
36	The J.M. Smucker Co.	3,716
96	Tyson Foods, Inc. Class A	2,364

		86,068

Food Services and Drinking Places - 1.4%
11	Chipotle Mexican Grill, Inc. (a)	3,995
44	Darden Restaurants, Inc.	2,272
340	McDonald’s Corp.	34,728
254	Starbucks Corp.	15,453
153	Yum! Brands, Inc.	10,422

		66,870

Forestry and Logging - 0.2%
55	Plum Creek Timber Co., Inc.	2,835
185	Weyerhaeuser Co.	5,644

		8,479

Funds, Trusts, and Other Financial Vehicles - 0.5%
138	Kimco Realty Corp.	3,282
106	Simon Property Group, Inc.	18,875

		22,157

Furniture and Home Furnishings Stores - 0.1%
77	Bed Bath & Beyond, Inc. (a)	5,298

Furniture and Related Product Manufacturing - 0.1%
48	Leggett & Platt, Inc.	1,548
121	Masco Corp.	2,352

		3,900

General Merchandise Stores - 2.1%
148	Costco Wholesale Corp.	16,048
102	Dollar General Corp. (a)	5,313

Shares		Value

General Merchandise Stores (continued)
77	Dollar Tree, Inc. (a)	$3,662
33	Family Dollar Stores, Inc.	2,025
48	J.C. Penney Co., Inc.	788
72	Kohl’s Corp.	3,388
134	Macy’s, Inc.	5,977
38	O’Reilly Automotive, Inc. (a)	4,078
220	Target Corp.	15,523
566	Wal-Mart Stores, Inc.	43,989

		100,791

Health and Personal Care Stores - 1.4%
417	CVS Caremark Corp.	24,261
277	Express Scripts Holding Co. (a)	16,445
81	L Brands, Inc.	4,083
79	McKesson Corp.	8,360
291	Walgreen Co.	14,407

		67,556

Heavy and Civil Engineering Construction - 0.1%
55	Fluor Corp.	3,134

Hospitals - 0.0% (†)
35	Tenet Healthcare Corp. (a)	1,588

Insurance Carriers and Related Activities - 5.2%
115	ACE Ltd.	10,251
111	Aetna, Inc.	6,376
158	Aflac, Inc.	8,602
162	Allstate Corp.	7,980
500	American International Group, Inc. (a)	20,710
106	Aon PLC	6,397
27	Assurant, Inc.	1,284
618	Berkshire Hathaway, Inc. Class B (a)	65,705
88	Chubb Corp.	7,750
97	CIGNA Corp.	6,418
50	Cincinnati Financial Corp.	2,446
46	Coventry Health Care, Inc.	2,279
167	Genworth Financial, Inc. Class A (a)	1,675
148	Hartford Financial Services Group, Inc.	4,157
54	Humana, Inc.	4,002
92	Lincoln National Corp.	3,129
105	Loews Corp.	4,690
186	Marsh & McLennan Companies, Inc.	7,070
370	MetLife, Inc.	14,427
93	Principal Financial Group, Inc.	3,357
188	Progressive Corp.	4,755
157	Prudential Financial, Inc.	9,486
32	Torchmark Corp.	1,986
128	Travelers Companies, Inc.	10,932
347	UnitedHealth Group, Inc.	20,796
91	Unum Group	2,538
103	WellPoint, Inc.	7,511
100	XL Group PLC	3,114

		249,823

Leather and Allied Product Manufacturing - 0.3%
246	NIKE, Inc. Class B	15,646

The accompanying notes are an integral part of these financial statements.

14	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

Machinery Manufacturing - 3.8%
406	Applied Materials, Inc.	$5,891
150	Baker Hughes, Inc.	6,809
222	Caterpillar, Inc.	18,797
60	Cummins, Inc.	6,383
132	Deere & Co.	11,787
59	Dover Corp.	4,070
16	Flowserve Corp.	2,530
47	FMC Corp.	2,853
80	FMC Technologies, Inc. (a)	4,344
3,521	General Electric Co.	78,483
141	Illinois Tool Works, Inc.	9,103
93	Ingersoll-Rand PLC	5,003
36	Joy Global, Inc.	2,035
56	KLA-Tencor Corp.	3,038
55	Lam Research Corp. (a)	2,542
144	National Oilwell Varco, Inc.	9,391
38	Pall Corp.	2,535
68	Pitney Bowes, Inc.	930
33	Roper Industries, Inc.	3,948
54	Stanley Black & Decker, Inc.	4,040

		184,512

Management of Companies and Enterprises - 0.8%
210	AES Corp.	2,911
40	AGL Resources, Inc.	1,754
148	Goldman Sachs Group, Inc.	21,618
285	Huntington Bancshares, Inc.	2,043
465	Morgan Stanley	10,300

		38,626

Merchant Wholesalers, Durable Goods - 0.6%
84	Cameron International Corp. (a)	5,170
160	Covidien PLC	10,214
99	Delphi Automotive PLC	4,575
28	Patterson Companies, Inc.	1,063
20	W.W. Grainger, Inc.	4,929
414	Xerox Corp.	3,552

		29,503

Merchant Wholesalers, Nondurable Goods - 2.4%
23	Airgas, Inc.	2,223
78	AmerisourceBergen Corp.	4,221
115	Cardinal Health, Inc.	5,086
181	Monsanto Co.	19,335
925	Procter & Gamble Co.	71,013
21	Ralph Lauren Corp.	3,813
41	Sigma-Aldrich Corp.	3,226
198	Sysco Corp.	6,902

		115,819

Mining (except Oil and Gas) - 0.5%
51	Cliffs Natural Resources, Inc.	1,088
77	CONSOL Energy, Inc.	2,591
322	Freeport-McMoRan Copper & Gold, Inc.	9,799
168	Newmont Mining Corp.	5,443
91	Peabody Energy Corp.	1,825
44	Vulcan Materials Co.	2,195

		22,941

Shares		Value

Miscellaneous Manufacturing - 2.5%
215	3M Co.	$22,512
185	Baxter International, Inc.	12,926
66	Becton, Dickinson & Co.	6,224
460	Boston Scientific Corp. (a)	3,445
26	C.R. Bard, Inc.	2,583
75	CareFusion Corp. (a)	2,508
95	Coach, Inc.	5,592
48	DENTSPLY International, Inc.	2,033
39	Edwards Lifesciences Corp. (a)	2,488
81	Estee Lauder Companies, Inc. Class A	5,617
39	Hasbro, Inc.	1,847
14	Intuitive Surgical, Inc. (a)	6,892
117	Mattel, Inc.	5,342
342	Medtronic, Inc.	15,965
47	Rockwell Automation, Inc.	3,985
98	Stryker Corp.	6,427
121	Thermo Fisher Scientific, Inc.	9,762
57	Zimmer Holdings, Inc.	4,358

		120,506

Miscellaneous Store Retailers - 0.1%
36	PetSmart, Inc.	2,457
228	Staples, Inc.	3,019

		5,476

Motion Picture and Sound Recording Industries - 0.5%
19	Netflix, Inc. (a)	4,105
317	Time Warner, Inc.	18,951

		23,056

Motor Vehicle and Parts Dealers - 0.2%
13	AutoNation, Inc. (a)	592
12	AutoZone, Inc. (a)	4,909
77	CarMax, Inc. (a)	3,545

		9,046

Nonmetallic Mineral Product Manufacturing - 0.0% (†)
56	Owens-Illinois, Inc. (a)	1,472

Nonstore Retailers - 1.1%
123	Amazon.com, Inc. (a)	31,219
395	eBay, Inc. (a)	20,694

		51,913

Oil and Gas Extraction - 2.5%
169	Anadarko Petroleum Corp.	14,324
133	Apache Corp.	9,826
71	Cabot Oil & Gas Corp.	4,832
176	Chesapeake Energy Corp.	3,439
126	Denbury Resources, Inc. (a)	2,254
128	Devon Energy Corp.	7,048
92	EOG Resources, Inc.	11,147
36	Helmerich & Payne, Inc.	2,110
101	Hess Corp.	7,290
240	Marathon Oil Corp.	7,841
46	Newfield Exploration Co. (a)	1,002
61	Noble Energy, Inc.	6,911
273	Occidental Petroleum Corp.	24,367
45	Pioneer Natural Resources Co.	5,500
60	QEP Resources, Inc.	1,723

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	15

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

Oil and Gas Extraction (continued)
55	Range Resources Corp.	$4,044
119	Southwestern Energy Co. (a)	4,453
68	WPX Energy, Inc. (a)	1,063

		119,174

Other Information Services - 1.7%
90	Google, Inc. Class A (a)	74,212
328	Yahoo!, Inc. (a)	8,111

		82,323

Paper Manufacturing - 0.5%
35	Bemis Co., Inc.	1,377
149	International Paper Co.	7,000
131	Kimberly-Clark Corp.	13,518
59	MeadWestvaco Corp.	2,034
66	Sealed Air Corp.	1,460

		25,389

Performing Arts, Spectator Sports, and Related Industries - 0.0% (†)
90	International Game Technology	1,526

Petroleum and Coal Products Manufacturing - 5.7%
658	Chevron Corp.	80,283
413	ConocoPhillips	24,966
1,517	Exxon Mobil Corp.	134,998
112	Marathon Petroleum Corp.	8,776
61	Murphy Oil Corp.	3,787
210	Phillips 66	12,800
47	Tesoro Corp.	2,510
187	Valero Energy Corp.	7,540

		275,660

Pipeline Transportation - 0.3%
69	ONEOK, Inc.	3,544
231	Williams Companies, Inc.	8,808

		12,352

Plastics and Rubber Products Manufacturing - 0.1%
83	Goodyear Tire & Rubber Co. (a)	1,037
97	Newell Rubbermaid, Inc.	2,555

		3,592

Primary Metal Manufacturing - 0.4%
362	Alcoa, Inc.	3,077
36	Allegheny Technologies, Inc.	971
108	Nucor Corp.	4,711
50	Precision Castparts Corp.	9,565
49	United States Steel Corp.	872

		19,196

Printing and Related Support Activities - 0.0% (†)
34	Avery Dennison Corp.	1,409

Professional, Scientific, and Technical Services - 2.8%
218	Accenture PLC Class A	17,754
253	Amgen, Inc.	26,365
80	Biogen Idec, Inc. (a)	17,514
50	Cerner Corp. (a)	4,839
102	Cognizant Technology Solutions Corp. Class A (a)	6,610
52	Computer Sciences Corp.	2,436

Shares		Value

Professional, Scientific, and Technical Services (continued)
27	F5 Networks, Inc. (a)	$2,064
140	Interpublic Group of Companies, Inc.	1,938
44	Jacobs Engineering Group, Inc. (a)	2,221
36	MasterCard, Inc. Class A	19,905
66	Moody’s Corp.	4,016
89	Omnicom Group, Inc.	5,319
17	priceline.com, Inc. (a)	11,832
96	SAIC, Inc.	1,434
184	Salesforce.com, Inc. (a)	7,564
52	VeriSign, Inc. (a)	2,396
29	Waters Corp. (a)	2,680

		136,887

Publishing Industries (except Internet) - 3.8%
169	Adobe Systems, Inc. (a)	7,619
76	Autodesk, Inc. (a)	2,993
45	BMC Software, Inc. (a)	2,047
113	CA, Inc.	3,048
102	Electronic Arts, Inc. (a)	1,796
78	Gannett Co., Inc.	1,572
94	Intuit, Inc.	5,606
95	McGraw-Hill Companies, Inc.	5,140
2,553	Microsoft Corp.	84,503
677	News Corp. Class A	20,967
212	NVIDIA Corp.	2,919
1,250	Oracle Corp.	40,975
233	Symantec Corp. (a)	5,662
2	Washington Post Co. Class B	887

		185,734

Rail Transportation - 0.8%
346	CSX Corp.	8,507
106	Norfolk Southern Corp.	8,207
159	Union Pacific Corp.	23,525

		40,239

Real Estate - 1.3%
49	Apartment Investment & Management Co. Class A	1,524
39	AvalonBay Communities, Inc.	5,189
51	Boston Properties, Inc.	5,581
103	CBRE Group, Inc. Class A (a)	2,495
108	Equity Residential	6,270
154	HCP, Inc.	8,209
88	Health Care REIT, Inc.	6,597
167	Prologis, Inc.	7,006
49	Public Storage	8,085
99	Ventas, Inc.	7,883
57	Vornado Realty Trust	4,991

		63,830

Rental and Leasing Services - 0.0%(†)
17	Ryder System, Inc.	987

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.1%
43	BlackRock, Inc.	11,459
372	Charles Schwab Corp.	6,309

The accompanying notes are an integral part of these financial statements.

16	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

Securities, Commodity Contracts, and Other Financial Investments and Related Activities (continued)
104	CME Group, Inc.	$6,330
97	E*TRADE Financial Corp. (a)	998
47	Franklin Resources, Inc.	7,270
25	IntercontinentalExchange, Inc. (a)	4,073
149	Invesco Ltd.	4,729
39	Legg Mason, Inc.	1,243
40	NASDAQ OMX Group, Inc.	1,179
82	NYSE Euronext	3,182
88	T. Rowe Price Group, Inc.	6,380

		53,152

Specialty Trade Contractors - 0.0% (†)
72	Quanta Services, Inc. (a)	1,979

Support Activities for Mining - 1.2%
24	Diamond Offshore Drilling, Inc.	1,658
79	Ensco PLC Class A	4,557
316	Halliburton Co.	13,515
99	Nabors Industries Ltd.	1,464
86	Noble Corp.	3,225
42	Rowan Companies PLC Class A (a)	1,366
450	Schlumberger Ltd.	33,494

		59,279

Support Activities for Transportation - 0.1%
55	C.H. Robinson Worldwide, Inc.	3,267
70	Expeditors International of Washington, Inc.	2,515

		5,782

Telecommunications - 3.6%
134	American Tower Corp.	11,255
1,860	AT&T, Inc.	69,675
212	CenturyLink, Inc.	7,965
99	Crown Castle International Corp. (a)	7,623
99	Fidelity National Information Services, Inc.	4,163
338	Frontier Communications Corp.	1,406
1,019	Sprint Nextel Corp. (a)	7,184
100	Time Warner Cable, Inc.	9,389
968	Verizon Communications, Inc.	52,185
200	Windstream Corp.	1,704

		172,549

Transportation Equipment Manufacturing - 2.9%
230	Boeing Co.	21,024
39	BorgWarner, Inc. (a)	3,049
160	Eaton Corp PLC	9,826
1,328	Ford Motor Co.	18,206
112	General Dynamics Corp.	8,284
77	Harley-Davidson, Inc.	4,208
265	Honeywell International, Inc.	19,488
232	Johnson Controls, Inc.	8,122
91	Lockheed Martin Corp.	9,017
120	PACCAR, Inc.	5,974
46	Rockwell Collins, Inc.	2,894
92	Textron, Inc.	2,369
286	United Technologies Corp.	26,110

		138,571

Shares		Value

Utilities - 3.9%
82	Ameren Corp.	$2,973
164	American Electric Power Co., Inc.	8,435
145	CenterPoint Energy, Inc.	3,579
90	CMS Energy Corp.	2,695
99	Consolidated Edison, Inc.	6,301
195	Dominion Resources, Inc.	12,028
58	DTE Energy Co.	4,227
239	Duke Energy Corp.	17,972
110	Edison International	5,918
60	Entergy Corp.	4,274
51	EQT Corp.	3,831
290	Exelon Corp.	10,878
142	FirstEnergy Corp.	6,617
27	Integrys Energy Group, Inc.	1,662
214	Kinder Morgan, Inc.	8,368
144	NextEra Energy, Inc.	11,812
105	NiSource, Inc.	3,227
106	Northeast Utilities	4,805
109	NRG Energy, Inc.	3,038
84	Pepco Holdings, Inc.	1,898
149	PG&E Corp.	7,218
37	Pinnacle West Capital Corp.	2,253
197	PPL Corp.	6,576
171	Public Service Enterprise Group, Inc.	6,260
45	SCANA Corp.	2,439
77	Sempra Energy	6,379
294	Southern Co.	14,179
226	Spectra Energy Corp.	7,126
69	TECO Energy, Inc.	1,320
78	Wisconsin Energy Corp.	3,505
165	Xcel Energy, Inc.	5,245

		187,038

Warehousing and Storage - 0.0% (†)
57	Iron Mountain, Inc.	2,158

Waste Management and Remediation Services - 0.2%
101	Republic Services, Inc.	3,442
29	Stericycle, Inc. (a)	3,141

		6,583

Water Transportation - 0.1%
150	Carnival Corp.	5,177

Wholesale Electronic Markets and Agents and Brokers - 0.1%
52	Genuine Parts Co.	3,969

Wood Product Manufacturing - 0.1%
99	Leucadia National Corp.	3,058
63	Xylem, Inc.	1,748

		4,806

	TOTAL COMMON STOCKS (Cost $4,083,080)	$4,824,971

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	17

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
28,575	Dreyfus Treasury Prime Cash Management, 0.00% (††)	$28,575

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,575)	$28,575

	TOTAL INVESTMENTS - 100.5% (Cost $4,111,655)	$4,853,546
	Liabilities in Excess of Other Assets - (0.5)%	(23,912)

	TOTAL NET ASSETS - 100.0%	$4,829,634

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Administrative and Support Services - 1.9%
644	Expedia, Inc.	$35,961
1,255	Paychex, Inc.	45,695

		81,656

Amusement, Gambling, and Recreation Industries - 1.1%
356	Wynn Resorts Ltd.	48,879

Beverage and Tobacco Product Manufacturing - 1.1%
882	Monster Beverage Corp. (a)	49,745

Broadcasting (except Internet) - 4.9%
1,048	Comcast Corp. Class A	43,282
776	DIRECTV Class A (a)	43,891
552	Discovery Communications, Inc. Class A (a)	43,509
1,977	Liberty Interactive Corp. Class A (a)	42,090
13,723	Sirius XM Radio, Inc.	44,600

		217,372

Building Material and Garden Equipment and Supplies Dealers - 0.9%
840	Fastenal Co.	41,202

Chemical Manufacturing - 8.8%
456	Alexion Pharmaceuticals, Inc. (a)	44,688
379	Celgene Corp. (a)	44,749
944	Gilead Sciences, Inc. (a)	47,804
675	Life Technologies Corp. (a)	49,741
1,398	Mylan, Inc. (a)	40,696
367	Perrigo Co.	43,823
248	Regeneron Pharmaceuticals, Inc. (a)	53,354
817	Vertex Pharmaceuticals, Inc. (a)	62,761

		387,616

Clothing and Clothing Accessories Stores - 1.1%
759	Ross Stores, Inc.	50,147

Computer and Electronic Product Manufacturing - 23.1%
2,913	Activision Blizzard, Inc.	43,549
1,214	Altera Corp.	38,860
936	Analog Devices, Inc.	41,175
96	Apple, Inc.	42,504
1,185	Avago Technologies Ltd.	37,873
1,232	Broadcom Corp. Class A	44,351
1,945	Cisco Systems, Inc.	40,689
2,982	Dell, Inc.	39,959
407	Fossil, Inc. (a)	39,935
1,235	Garmin Ltd.	43,324
1,995	Intel Corp.	47,779
1,131	Linear Technology Corp.	41,282
1,299	Maxim Integrated Products, Inc.	40,178
1,176	Microchip Technology, Inc.	42,830
4,560	Micron Technology, Inc. (a)	42,955
1,234	NetApp, Inc. (a)	43,054
657	QUALCOMM, Inc.	40,484
774	SanDisk Corp. (a)	40,589
601	SBA Communications Corp. (a)	47,474
1,207	Seagate Technology PLC	44,297
1,217	Texas Instruments, Inc.	44,068

Shares		Value

Computer and Electronic Product Manufacturing (continued)
676	Viacom, Inc. Class B	$43,257
851	Western Digital Corp.	47,043
1,110	Xilinx, Inc.	42,080

		1,019,589

Data Processing, Hosting and Related Services - 4.1%
1,230	Akamai Technologies, Inc. (a)	54,010
662	Automatic Data Processing, Inc.	44,579
579	Citrix Systems, Inc. (a)	35,996
499	Fiserv, Inc. (a)	45,464

		180,049

Food and Beverage Stores - 1.0%
490	Whole Foods Market, Inc.	43,277

Food Manufacturing - 2.1%
849	Kraft Foods Group, Inc.	43,715
1,503	Mondelez International, Inc.	47,269

		90,984

Food Services and Drinking Places - 1.0%
740	Starbucks Corp.	45,022

Furniture and Home Furnishings Stores - 1.1%
701	Bed Bath & Beyond, Inc. (a)	48,229

General Merchandise Stores - 4.0%
419	Costco Wholesale Corp.	45,432
965	Dollar Tree, Inc. (a)	45,895
411	O’Reilly Automotive, Inc. (a)	44,109
824	Sears Holdings Corp. (a)	42,304

		177,740

Health and Personal Care Stores - 1.0%
714	Express Scripts Holding Co. (a)	42,390

Insurance Carriers and Related Activities - 0.9%
710	Verisk Analytics, Inc. (a)	43,516

Machinery Manufacturing - 2.1%
3,211	Applied Materials, Inc.	46,592
810	KLA-Tencor Corp.	43,943

		90,535

Merchant Wholesalers, Durable Goods - 1.0%
475	Henry Schein, Inc. (a)	42,940

Merchant Wholesalers, Nondurable Goods - 1.0%
541	Sigma-Aldrich Corp.	42,571

Mining (except Oil and Gas) - 0.9%
519	Randgold Resources Ltd. ADR	42,444

Miscellaneous Manufacturing - 3.1%
1,008	DENTSPLY International, Inc.	42,689
93	Intuitive Surgical, Inc. (a)	45,783
1,013	Mattel, Inc.	46,254

		134,726

Miscellaneous Store Retailers - 0.9%
3,180	Staples, Inc.	42,103

Nonstore Retailers - 1.9%
163	Amazon.com, Inc. (a)	41,371
846	eBay, Inc. (a)	44,322

		85,693

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

Other Information Services - 5.1%
501	Baidu, Inc. ADR (a)	$43,011
1,600	Facebook, Inc. (a)	44,416
52	Google, Inc. Class A (a)	42,878
618	Liberty Global, Inc. (a)	44,725
1,936	Yahoo!, Inc. (a)	47,877

		222,907

Professional, Scientific, and Technical Services - 5.9%
465	Amgen, Inc.	48,458
241	Biogen Idec, Inc. (a)	52,762
460	Cerner Corp. (a)	44,514
545	Cognizant Technology Solutions Corp. Class A (a)	35,316
469	F5 Networks, Inc. (a)	35,846
60	priceline.com, Inc. (a)	41,759

		258,655

Publishing Industries (except Internet) - 12.9%
1,031	Adobe Systems, Inc. (a)	46,477
1,063	Autodesk, Inc. (a)	41,861
967	BMC Software, Inc. (a)	43,979
1,677	CA, Inc.	45,229
822	Catamaran Corp. (a)	47,454
852	Check Point Software Technologies Ltd. (a)	39,720
652	Intuit, Inc.	38,885
1,520	Microsoft Corp.	50,311
1,406	News Corp. Class A	43,544
2,298	Nuance Communications, Inc. (a)	43,754
3,374	NVIDIA Corp.	46,460
1,174	Oracle Corp.	38,484
1,739	Symantec Corp. (a)	42,258

		568,416

Support Activities for Transportation - 1.9%
719	C.H. Robinson Worldwide, Inc.	42,702
1,110	Expeditors International of Washington, Inc.	39,882

		82,584

Telecommunications - 3.1%
203	Equinix, Inc. (a)	43,462
918	Virgin Media, Inc.	44,780
1,544	Vodafone Group PLC ADR	47,231

		135,473

Transportation Equipment Manufacturing - 1.0%
838	PACCAR, Inc.	41,716

Waste Management and Remediation Services - 1.0%
419	Stericycle, Inc. (a)	45,386

	TOTAL COMMON STOCKS (Cost $4,133,752)	$4,403,562

	TOTAL INVESTMENTS - 99.9% (Cost $4,133,752)	$4,403,562
	Other Assets in Excess of Liabilities - 0.1%	4,840

	TOTAL NET ASSETS - 100.0%	$4,408,402

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 22.1%
Money Market Funds - 22.1%
300,185	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	$300,185

	TOTAL SHORT TERM INVESTMENTS (Cost $300,185)	$300,185

	TOTAL INVESTMENTS (Cost $300,185) - 22.1% (b)	$300,185
	Other Assets in Excess of Liabilities - 77.9%	1,059,618

	TOTAL NET ASSETS - 100.0%	$1,359,803

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $300,185.

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid/(Received)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	8,497	$643,269	0.199%	8/19/2013	$(58,359)
Credit Suisse International	Vanguard Total Stock Market ETF	8,034	625,955	(0.301%)	2/28/2014	(37,383)

			$1,269,224			$(95,742)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 16.2%
Money Market Funds - 16.2%
260,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$260,000

	TOTAL SHORT TERM INVESTMENTS (Cost $260,000)	$260,000

	TOTAL INVESTMENTS (Cost $260,000) - 16.2% (b)	$260,000
	Other Assets in Excess of Liabilities - 83.8%	1,342,953

	TOTAL NET ASSETS - 100.0%	$1,602,953

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at April 30, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $260,000.

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond Fund	14,729	$1,558,360	(0.451%)	3/14/2014	$(49,797)

The accompanying notes are an integral part of these financial statements.

22	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 23.5%
Money Market Funds - 23.5%
918,286	Dreyfus Treasury Prime Cash Management, 0.00%(††) (a)	$918,286

	TOTAL SHORT TERM INVESTMENTS (Cost $918,286)	$918,286

	TOTAL INVESTMENTS (Cost $918,286) - 23.5%(b)	$918,286
	Other Assets in Excess of Liabilities - 76.5%	2,987,499

	TOTAL NET ASSETS - 100.0%	$3,905,785

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $918,286.

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	31,753	$3,763,923	(0.501%)	9/17/2015	$(166,080)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 16.9%
Money Market Funds - 16.9%
590,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$590,000

	TOTAL SHORT TERM INVESTMENTS (Cost $590,000)	$590,000

	TOTAL INVESTMENTS (Cost $590,000) - 16.9% (b)	$590,000
	Other Assets in Excess of Liabilities - 83.1%	2,903,813

	TOTAL NET ASSETS - 100.0%	$3,493,813

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $590,000.

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares Core Total U.S. Bond Market ETF	2,825	$311,389	(0.151%)	2/4/2014	$(4,629)
Credit Suisse International	iShares Core Total U.S. Bond Market ETF	28,498	3,135,933	(0.201%)	3/14/2014	(57,420)

			$3,447,322			$(62,049)

The accompanying notes are an integral part of these financial statements.

24	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion All Cap Insider Sentiment Shares	Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion NASDAQ-100® Equal Weighted Index Shares
Assets:
Investments, at market value (Note 2)	$5,069,927	$4,853,546	$4,403,562
Cash	9,456	—	3,364
Receivable for investments sold	177	1,287	—
Due from investment adviser, net	1,569	6,019	3,346
Dividend and interest receivable	3,506	4,368	1,063
Prepaid expense and other assets	19,849	20,862	17,983

Total Assets	5,104,484	4,886,082	4,429,318

Liabilities:
Payable for investments purchased	—	5,379	—
Accrued expenses and other liabilities	29,201	51,069	20,916

Total Liabilities	29,201	56,448	20,916

Net Assets	$5,075,283	$4,829,634	$4,408,402

Net Assets Consist Of:
Capital Stock	$4,147,143	$4,092,494	$4,196,075
Undistributed net investment income	11,220	4,895	1,609
Undistributed (Accumulated) net realized gain (loss)	755,408	(9,646)	(59,092)
Net unrealized appreciation (depreciation) on: Investment securities	161,512	741,891	269,810

Net Assets	$5,075,283	$4,829,634	$4,408,402

Calculation of Net Asset Value Per Share:
Net assets	$5,075,283	$4,829,634	$4,408,402
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	100,001
Net assets value, redemption price and offering price per share	50.75	48.30	$44.08

Cost of Investments	$4,908,415	$4,111,655	$4,133,752

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	25

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
Assets:
Investments, at market value (Note 2)	$300,185	$260,000	$918,286	$590,000
Cash	1,145,878	1,403,412	3,101,164	2,981,048
Due from investment adviser, net	2,073	3,643	2,645	3,160
Dividend and interest receivable	8	—	—	—
Due from broker for swaps	—	—	55,639	—
Prepaid expense and other assets	12,012	11,332	20,196	13,501

Total Assets	1,460,156	1,678,387	4,097,930	3,587,709

Liabilities:
Unrealized depreciation on swaps	95,742	49,797	166,080	62,049
Due to broker for swaps	536	—	103	—
Accrued expenses and other liabilities	4,075	25,637	25,962	31,847

Total Liabilities	100,353	75,434	192,145	93,896

Net Assets	$1,359,803	$1,602,953	$3,905,785	$3,493,813

Net Assets Consist Of:
Capital Stock	$2,807,747	$2,355,868	$5,367,840	$5,464,904
Accumulated net investment loss	(32,657)	(20,599)	(25,456)	(120,370)
Accumulated net realized loss	(1,319,545)	(682,519)	(1,270,519)	(1,788,672)
Net unrealized appreciation (depreciation) on:
Swaps	(95,742)	(49,797)	(166,080)	(62,049)

Net Assets	$1,359,803	$1,602,953	$3,905,785	$3,493,813

Calculation of Net Asset Value Per Share:
Net assets	$1,359,803	$1,602,953	$3,905,785	$3,493,813
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	50,001	50,001	150,001	100,001
Net assets value, redemption price and offering price per share	$27.20	$32.06	$26.04	$34.94

Cost of Investments	$300,185	$260,000	$918,286	$590,000

The accompanying notes are an integral part of these financial statements.

26	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

	Direxion All Cap Insider Sentiment Shares	Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion NASDAQ- 100® Equal Weighted Index Shares
Investment income:
Dividend income	$65,617	$50,260	$18,069

Total investment income	65,617	50,260	18,069

Expenses:
Licensing fees	3,720	26,062	5,510
Professional fees	2,269	7,350	7,261
Investment advisory fees	10,461	9,663	4,045
Transfer agent fees	6,290	5,900	5,860
Custody fees	—	357	241
Pricing fees	3,705	3,705	3,705
Exchange listing fees	—	2,414	2,414
Accounting fees	573	517	342
Administration fees	681	629	395
Report to shareholders	896	769	556
Compliance fees	26	20	15
Insurance fees	64	45	52
Trustees’ fees and expenses	81	64	48
Other	95	93	96

Total expenses	28,861	57,588	30,540
Less: Reimbursement of expenses from Adviser	(13,749)	(45,777)	25,820
Less: Investment advisory fees waived	—	(2,147)	—

Net expenses	15,112	9,664	4,720

Net investment income	50,505	40,596	13,349

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	795,206	2,083	(59,091)

Net realized gain (loss) on investment securities	795,206	2,083	(59,091)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(16,297)	610,997	529,757

Change in net unrealized appreciation (depreciation) on investment securities	(16,297)	610,997	529,757

Net realized and unrealized gain on investment securities	778,909	613,080	470,666

Net increase in net assets resulting from operations	$829,414	$653,676	$484,015

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	27

Statements of Operations

For the Six months Ended April 30, 2013 (Unaudited)

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
Investment income:
Interest income	$66	$—	$—	$—

Total investment Income	66	—	—	—

Expenses:
Licensing fees	24,151	9,508	9,652	13,139
Professional fees	7,621	7,161	7,196	7,832
Investment advisory fees	7,006	3,648	7,194	16,156
Transfer agent fees	5,870	5,833	5,872	5,972
Custody fees	324	146	272	782
Pricing fees	3,211	3,351	3,351	3,351
Exchange listing fees	2,414	2,414	2,414	2,414
Accounting fees	394	201	392	954
Administration fees	455	237	469	1,051
Report to shareholders	752	435	510	2,870
Compliance fees	25	9	16	63
Insurance fees	54	33	35	256
Trustees’ fees and expenses	80	30	50	201
Other	97	93	93	106

Total expenses	52,454	33,099	37,516	55,147
Less: Reimbursement of expenses from Adviser	(42,332)	(27,829)	(27,124)	(31,809)

Net expenses	10,122	5,270	10,392	23,338

Net investment loss	(10,056)	(5,270)	(10,392)	(23,338)

Net realized and unrealized gain (loss) on investments:
Net realized loss on:
Swaps	(502,478)	(30,826)	(11,677)	(378,379)

Net realized loss on swaps	(502,478)	(30,826)	(11,677)	(378,379)

Change in net unrealized appreciation (depreciation) on:
Swaps	58,020	(1,211)	(119,458)	300,941

Change in net unrealized appreciation (depreciation) on swaps	58,020	(1,211)	(119,458)	300,941

Net realized and unrealized loss on swaps	(444,458)	(32,037)	(131,135)	(77,438)

Net decrease in net assets resulting from operations	$(454,514)	$(37,307)	$(141,527)	$(100,776)

The accompanying notes are an integral part of these financial statements.

28	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion All Cap Insider Sentiment Shares		Direxion S&P 500® DRRC Index Volatility Response Shares
	Six Months Ended April 30, 2013 (Unaudited)	For the Period December 8, 2011[1] Through October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	For the Period January 11, 2012[1] Through October 31, 2012
Operations:
Net investment income	$50,505	$33,721	$40,596	$19,421
Net realized gain on investment securities and in-kind redemptions	795,206	44,403	2,083	52,782
Net unrealized appreciation (depreciation) on investment securities	(16,297)	177,809	610,997	130,894

Net increase in net assets resulting from operations	829,414	255,933	653,676	203,097

Distributions to shareholders:
Net investment income	(39,285)	(39,875)	(35,733)	(21,645)
Net realized gain	(154,412)	—	—	—
Return of capital	—	—	—	(1,276)

Total distributions	(193,697)	(39,875)	(35,733)	(22,921)

Capital share transactions:
Proceeds from shares sold	—	6,138,033	2,078,798	44,409,891
Cost of shares redeemed	—	(1,914,908)	—	(42,457,573)
Transaction fees	—	383	—	399

Net increase in net assets resulting from capital transactions	—	4,223,508	2,078,798	1,952,717

Total increase in net assets	635,717	4,439,566	2,696,741	2,132,893
Net assets:
Beginning of period	4,439,566	—	2,132,893	—

End of period	$5,075,283	$4,439,566	$4,829,634	$2,132,893

Undistributed net investment income at end of period	$11,220	$—	$4,895	$32

Changes in shares outstanding:
Shares outstanding, beginning of period	100,001	—	50,001	—
Shares sold	—	150,001	50,000	1,100,001
Shares repurchased	—	(50,000)	—	(1,050,000)

Shares outstanding, end of period	100,001	100,001	100,001	50,001

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	29

Statements of Changes in Net Assets

	Direxion NASDAQ-100® Equal Weighted Index Shares
	Six Months Ended April 30, 2013 (Unaudited)	For the Period March 21, 2012[1] Through October 31, 2012
Operations:
Net investment income	$13,349	$28,875
Net realized gain (loss) on investment securities and in-kind redemptions	(59,091)	106,399
Net unrealized appreciation (depreciation) on investment securities	529,757	(259,947)

Net increase (decrease) in net assets resulting from operations	484,015	(124,673)

Distributions to shareholders:
Net investment income	$(11,740)	$(31,802)

Total distributions	(11,740)	(31,802)

Capital share transactions:
Proceeds from shares sold	2,076,272	5,824,530
Cost of shares redeemed	—	(3,808,962)
Transaction fees	—	762

Net increase in net assets resulting from capital transactions	2,076,272	2,016,330

Total increase in net assets	2,548,547	1,859,855
Net assets:
Beginning of period	1,859,855	—

End of period	$4,408,402	$1,859,855

Undistributed net investment income at end of period	$1,609	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	50,001	—
Shares sold	50,000	150,001
Shares repurchased	—	(100,000)

Shares outstanding, end of period	100,001	50,001

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

30	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Total Market Bear 1X Shares		Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(10,056)	$(26,850)	$(5,270)	$(19,103)
Net realized loss on swaps	(502,478)	(712,553)	(30,826)	(453,326)
Net unrealized appreciation (depreciation) on swaps	58,020	(8,905)	(1,211)	203,811

Net decrease in net assets resulting from operations	(454,514)	(748,308)	(37,307)	(268,618)

Distributions to shareholders:
Net realized gain	—	(199,643)	—	—

Total distributions	—	(199,643)	—	—

Capital share transactions:
Proceeds from shares sold	1,528,487	1,746,342	—	—
Cost of shares redeemed	(4,462,102)	—	—	(1,627,433)
Transaction fees	1,339	—	—	488

Net increase (decrease) in net assets resulting from capital transactions	(2,932,276)	1,746,342	—	(1,626,945)

Total increase (decrease) in net assets	(3,386,790)	798,391	(37,307)	(1,895,563)
Net assets:
Beginning of period/year	4,746,593	3,948,202	1,640,260	3,535,823

End of period/year	$1,359,803	$4,746,593	$1,602,953	$1,640,260

Accumulated net investment loss at end of period/year	$(32,657)	$(22,601)	$(20,599)	$(15,329)

Changes in shares outstanding:
Shares outstanding, beginning of period/year	150,001	100,001	50,001	100,001
Shares sold	50,000	50,000	—	—
Shares repurchased	(150,000)	—	—	(50,000)

Shares outstanding, end of period/year	50,001	150,001	50,001	50,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	31

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bear 1X Shares		Direxion Daily Total Bond Market Bear 1X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(10,392)	$(18,226)	$(23,338)	$(134,669)
Net realized loss on swaps	(11,677)	(466,305)	(378,379)	(1,148,897)
Net unrealized appreciation (depreciation) on swaps	(119,458)	124,394	300,941	222,640

Net decrease in net assets resulting from operations	(141,527)	(360,137)	(100,776)	(1,060,926)

Distributions to shareholders:
Total distributions	—	—	—	—

Capital share transactions:
Proceeds from shares sold	1,383,897	—	—	—
Cost of shares redeemed	—	—	(5,275,907)	(33,178,581)
Transaction fees	—	—	1,583	8,178

Net increase (decrease) in net assets resulting from capital transactions	1,383,897	—	(5,274,324)	(33,170,403)

Total increase (decrease) in net assets	1,242,370	(360,137)	(5,375,100)	(34,231,329)
Net assets:
Beginning of period/year	2,663,415	3,023,552	8,868,913	43,100,242

End of period/year	$3,905,785	$2,663,415	$3,493,813	$8,868,913

Accumulated net investment loss at end of period/year	$(25,456)	$(15,064)	$(120,370)	$(97,032)

Changes in shares outstanding:
Shares outstanding, beginning of period/year	100,001	100,001	250,001	1,150,001
Shares sold	50,000	—	—	—
Shares repurchased	—	—	(150,000)	(900,000)

Shares outstanding, end of period/year	150,001	100,001	100,001	250,001

The accompanying notes are an integral part of these financial statements.

32	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2013

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000’s omitted)	Net Expenses[4]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[5]
Direxion All Cap Insider Sentiment Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$44.40	$0.50	$7.78	$8.28	$(0.39)	$(1.54)	$—	$(1.93)	$50.75	19.29%	$5,075	0.65%	1.24%	2.17%	457%
For the Period December 8, 2011[1] Through October 31, 2012	40.00	0.28	4.48	4.76	(0.36)	—	—	(0.36)	44.40	11.94%	4,440	0.65%	2.20%	0.72%	620%
Direxion S&P 500® DRRC Index Volatility Response Shares
For the Six Months Ended April 30, 2013 (Unaudited)	42.66	0.42	5.58	6.00	(0.36)	—		(0.36)	48.30	14.12%	4,830	0.45%	2.68%	1.89%	3%
For the Period January 11, 2012[1] Through October 31, 2012	40.00	0.20	2.80	3.00	(0.33)	—	(0.01)	(0.34)	42.66	7.50%	2,133	0.45%	4.93%	0.61%	238%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Six Months Ended April 30, 2013 (Unaudited)	37.20	0.20	6.89	7.09	(0.21)	—		(0.21)	44.08	19.10%	4,408	0.35%	2.26%	0.99%	21%
For the Period March 21, 2012[1] Through October 31, 2012	40.00	0.28	(2.76)	(2.48)	(0.32)	—	—	(0.32)	37.20	(6.24)%	1,860	0.35%	2.88%	1.21%	17%
Direxion Daily Total Market Bear 1X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	31.64	(0.10)	(4.34)	(4.44)	—	—	—	—	27.20	(14.03)%	1,360	0.65%	3.37%	(0.65)%	0%
For the Year Ended October 31, 2012	39.48	(0.22)	(5.62)	(5.84)	—	(2.00)	—	(2.00)	31.64	(15.64)%	4,747	0.65%	3.04%	(0.65)%	0%
For the Period June 15, 2011[1] Through October 31, 2011	40.00	(0.10)	(0.42)	(0.52)	—	—	—	—	39.48	(1.30)%	3,948	0.65%	3.70%	(0.64)%	0%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	32.80	(0.11)	(0.63)	(0.74)	—	—	—	—	32.06	(2.26)%	1,603	0.65%	4.08%	(0.65)%	0%
For the Year Ended October 31, 2012	35.36	(0.22)	(2.34)	(2.56)	—	—	—	—	32.80	(7.24)%	1,640	0.65%	2.76%	(0.65)%	0%
For the Period March 23, 2011[1] Through October 31, 2011	40.00	(0.14)	(4.50)	(4.64)	—	—	—	—	35.36	(11.60)%	3,536	0.65%	3.17%	(0.61)%	0%
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	26.63	(0.09)	(0.50)	(0.59)	—	—	—	—	26.04	(2.22)%	3,906	0.65%	2.35%	(0.65)%	0%
For the Year Ended October 31, 2012	30.24	(0.18)	(3.43)	(3.61)	—	—	—	—	26.63	(11.94)%	2,663	0.65%	2.55%	(0.65)%	0%
For the Period March 23, 2011[1] Through October 31, 2011	40.00	(0.14)	(9.62)	(9.76)	—	—	—	—	30.24	(24.40)%	3,024	0.65%	3.29%	(0.61)%	0%
Direxion Daily Total Bond Market Bear 1X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	35.48	(0.12)	(0.42)	(0.54)	—	—	—	—	34.94	(1.52)%	3,494	0.65%	1.54%	(0.65)%	0%
For the Year Ended October 31, 2012	37.48	(0.24)	(1.76)	(2.00)	—	—	—	—	35.48	(5.34)%	8,869	0.65%	0.92%	(0.65)%	0%
For the Period March 23, 2011[1] Through October 31, 2011	40.00	(0.15)	(2.37)	(2.52)	—	—	—	—	37.48	(6.30)%	43,100	0.65%	1.09%	(0.64)%	0%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived the investment advisor.
[4]	For periods less than a year, these ratios are annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	33

Direxion Shares ETF Trust

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2013 (Unaudited)

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 46 separate series (each, a “Fund” and together the “Funds”). Seven of these Funds are included in this report:

Benchmark Funds	Bear Funds

Direxion All Cap Insider Sentiment Shares	Direxion Daily Total Market Bear 1X Shares
Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares
Direxion Daily Total Bond Market Bear 1X Shares

The Benchmark Funds seek to match, after expenses, the return of a benchmark through time. For these Funds, the benchmark performance for the period is the standard against which they should be evaluated. The Benchmark Funds attempt to provide investment results that correlate positively to the return of an index or benchmark. Each Bear Funds investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Bear Funds attempt to provide investment results that correlate negatively to the return of an index or benchmark. These Bear Funds seek -100% of the returns of their respective benchmark indices.

Funds	Index or Benchmark	Daily Target
Direxion All Cap Insider Sentiment Shares	Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index	100%
Direxion S&P 500® DRRC Index Volatility Response Shares	S&P 500® Dynamic Rebalancing Risk Control Index	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index	100%
Direxion Daily Total Market Bear 1X Shares	MSCI U.S. Broad Market Index	-100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	NYSE 7-10 Year Treasury Bond Index	-100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	NYSE 20 Year Plus Treasury Bond Index	-100%
Direxion Daily Total Bond Market Bear 1X Shares	Barclays Capital U.S. Aggregate Bond Index	-100%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a)  Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion Daily Total Bond Market Bear 1X Shares do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Bear Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid

34	DIREXION SEMI-ANNUAL REPORT

and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swaps contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Securities or swap contracts are fair valued as determined by Rafferty Asset Management, LLC (the “Adviser”) under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b)  Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivatives contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by a Fund. The Funds do not net collateral on the Statements of Assets and Liabilities. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are collateralized daily directly to the Funds while amounts expected to be owed to the counterparty are collateralized daily in a segregated account at the Custodian.

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty can not meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with

DIREXION SEMI-ANNUAL REPORT	35

large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Fund in regard to potential counterparty default and credit-risk related contingent features at April 30, 2013 is as follows:

	Direxion Daily Total Market Bear 1X Shares			Direxion Daily 7-10 Year Treasury Bear 1X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse International	$(37,383)	$—	$(37,383)	$(49,797)	$260,000	$210,203
Morgan Stanley Capital Services	(58,359)	300,185	241,826	—	—	—

Total	$(95,742)	$300,185	$204,443	$(49,797)	$260,000	$210,203

	Direxion Daily 20+ Year Treasury Bear 1X Shares			Direxion Daily Total Bond Market Bear 1X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse International	$—	$—	$—	$(57,420)	$590,000	$532,580
Deutsche Bank AG London	(166,080)	918,286	752,206	—	—	—
Morgan Stanley Capital Services	—	—	—	(4,629)	—	(4,629)

Total	$(166,080)	$918,286	$752,206	$(62,049)	$590,000	$527,951

At April 30, 2013, if such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

c)  Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d)  Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e)  Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income and excise taxes. No provision for federal income taxes has been made.

f)  Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

36	DIREXION SEMI-ANNUAL REPORT

g)  Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended April 30, 2013 and year ended October 31, 2012 were as follows:

	Six Months Ended April 30, 2013 (Unaudited)			Year Ended October 31, 2012
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion All Cap Insider Sentiment Shares	$39,285	$154,412	$—	$39,875	$—	$—
Direxion S&P 500® DRRC Index Volatility Response Shares	35,733	—	—	21,645	—	1,276
Direxion NASDAQ-100® Equal Weighted Index Shares	11,740	—	—	31,802	—	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	199,643	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—	—	—

At October 31, 2012, the components of accumulated earnings/loss of the Funds on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion All Cap Insider Sentiment Shares	$138,011	$154,412	$—	$—	$292,423
Direxion S&P 500® DRRC Index Volatility Response Shares	127,574	—	—	(8,377)	119,197
Direxion NASDAQ-100® Equal Weighted Index Shares	(259,948)	—	—	—	(259,948)
Direxion Daily Total Market Bear 1X Shares	(754,898)	—	—	(238,532)	(993,430)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	(238,261)	—	—	(477,347)	(715,608)
Direxion Daily 20+ Year Treasury Bear 1X Shares	(668,420)	—	—	(652,108)	(1,320,528)
Direxion Daily Total Bond Market Bear 1X Shares	(528,283)	—	—	(1,342,032)	(1,870,315)

At April 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion All Cap Insider Sentiment Shares	$4,948,213	$161,512	$(39,798)	$121,714
Direxion S&P 500® DRRC Index Volatility Response Shares	4,114,975	741,891	(3,320)	738,571
Direxion NASDAQ-100® Equal Weighted Index Shares	4,133,753	269,810	(1)	269,809
Direxion Daily Total Market Bear 1X Shares	300,185	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	260,000	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	918,286	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	590,000	—	—	—

DIREXION SEMI-ANNUAL REPORT	37

The difference between the book cost of investments and the tax cost of investments are primarily attributable to tax deferral of losses on wash sales, mark to market of unrealized gains on passive foreign investment companies (“PFICs”) and basis adjustments on investments in real estate trusts (“REITs”).

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1, 2011 and the end of their fiscal year, October 31, 2012. Qualified late year ordinary losses are specified losses generally incurred between January 1, 2012 and the end of their fiscal year, October 31, 2012.

At October 31, 2012, the Funds deferred, on a tax basis, qualified late year losses of:

Funds	CY Ordinary Late Year Loss Deferral
Direxion All Cap Insider Sentiment Shares	$—
Direxion S&P 500® Volatility Response Shares	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—
Direxion Daily Total Market Bear 1X Shares	22,601
Direxion Daily 7-10 Year Treasury Bear 1X Shares	15,329
Direxion Daily 20+ Year Treasury Bear 1X Shares	15,064
Direxion Daily Total Bond Market Bear 1X Shares	97,032

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short term capital losses.

At October 31, 2012, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated.

Funds	Expiring 8/31/2019	Unlimited ST	Unlimited LT
Direxion All Cap Insider Sentiment Shares	$—	$—	$—
Direxion S&P 500® DRRC Index Volatility Response Shares	—	8,377	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	—
Direxion Daily Total Market Bear 1X Shares	—	215,931	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	67,332	388,422	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	282,257	330,347	—
Direxion Daily Total Bond Market Bear 1X Shares	72,234	1,166,389	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2013, open Federal and state income tax years include the tax years ended October 31, 2011 and October 31, 2012. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

h)  Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of

38	DIREXION SEMI-ANNUAL REPORT

specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

i)  Use of Estimates  – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A creation unit consists of 50,000 shares. Creation units of the Benchmark Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Transaction fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets.

4.	INVESTMENT TRANSACTIONS

The table below displays each Fund’s investment transactions during the six months ended April 30, 2013. Purchases represent the aggregate purchases of investments excluding cost of in-kind purchases, short-term investments purchases and swaps contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion All Cap Insider Sentiment Shares	$21,481,097	$21,629,239	$—	$—
Direxion S&P 500® DRRC Index Volatility Response Shares	2,199,939	118,441	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	2,642,479	568,421	—	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended April 30, 2013.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund included within this report, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.45% (0.30% for the Direxion NASDAQ-100® Equal Weighted Index Shares) at an annual rate based on its average daily net assets.

DIREXION SEMI-ANNUAL REPORT	39

The Advisor has agreed to waive 0.10% of its fees based on daily net assets at least until April 1, 2014 for the Direxion S&P 500® DRRC Index Volatility Response Shares.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.35% for the Direxion NASDAQ-100® Equal Weighted Index Shares and Direxion S&P 500® DRRC Index Volatility Response Shares, and 0.65% for the Direxion All Cap Insider Sentiment Shares, Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion Daily Total Bond Market Bear 1X Shares of daily net assets at least until March 1, 2014. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2014	October 31, 2015	October 31, 2016
Direxion All Cap Insider Sentiment Shares	$—	$13,749	$—	$72,176	$13,749	$85,925
Direxion S&P 500® DRRC Index Volatility Response Shares	—	45,777	—	139,868	45,777	185,645
Direxion NASDAQ-100® Equal Weighted Index Shares	—	25,820	—	60,646	25,820	86,466
Direxion Daily Total Market Bear 1X Shares	—	42,332	47,971	98,895	42,332	189,198
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	27,829	57,940	61,976	27,829	147,745
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	27,124	58,056	53,381	27,124	138,561
Direxion Daily Total Bond Market Bear 1X Shares	—	31,809	50,165	55,348	31,809	137,322

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

6.	FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 –  Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –  Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

40	DIREXION SEMI-ANNUAL REPORT

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2013:

	Direxion All Cap Insider Sentiment Shares				Direxion S&P 500® DRRC Index Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,069,927	$—	$—	$5,069,927	$4,824,971	$—	—	$4,824,971
Short-Term Investments	—	—	—	—	28,575	—	—	28,575
	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Daily Total Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,403,562	$—	$—	$4,403,562	$—	$—	$—	$—
Short-Term Investments	—	—	—	—	300,185	—	—	300,185
Other Financial Instruments**	—	—	—	—	—	(95,742)	—	(95,742)

	Direxion Daily 7-10 Year Treasury Bear 1X Shares				Direxion Daily 20+ Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$260,000	$—	$—	$260,000	$918,286	$—	$—	$918,286
Other Financial Instruments**	—	(49,797)	—	(49,797)	—	(166,080)	—	(166,080)

	Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$590,000	$—	$—	$590,000
Other Financial Instruments**	—	(62,049)	—	(62,049)

*	For further detail on each asset class, see the Schedule of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the six months ended April 30, 2013 and period ended October 31, 2012. There were no Level 3 securities held by the Funds during the six months ended April 30, 2013 and period ended October 31, 2012. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

7.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

DIREXION SEMI-ANNUAL REPORT	41

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2013, the Funds were invested in equity swap contracts. At April 30, 2013, the fair value of derivative instruments, by primary risk, were as follows:

	Liability Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Total Market Bear 1X Shares	$95,742	$—	$95,742
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	49,797	49,797
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	166,080	166,080
Direxion Daily Total Bond Market Bear 1X Shares	—	62,049	62,049

[1]	Statement of Assets and Liabilities location: Net unrealized depreciation on swaps.

Transactions in derivative instruments during the period ended April 30, 2013, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Total Market Bear 1X Shares	Swap Contracts	$(502,478)	$—	$58,020	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	Swap Contracts	—	(30,826)	—	(1,211)
Direxion Daily 20+ Year Treasury Bear 1X Shares	Swap Contracts	—	(11,677)	—	(119,458)
Direxion Daily Total Bond Market Bear 1X Shares	Swap Contracts	—	(378,379)	—	300,941

[1]	Statement of Operations location: Net realized gain (loss) on swaps.
[2]	Statement of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

For the six months ended April 30, 2013, the volume of derivatives held by the Funds was as follows:

Quarterly Average Gross Notional Amounts
Short Equity Swaps Contracts
Direxion Daily Total Market Bear 1X Shares	$2,439,618
Direxion Daily 7-10 Year Treasury Bear 1X Shares	1,607,213
Direxion Daily 20+ Year Treasury Bear 1X Shares	3,099,200
Direxion Daily Total Bond Market Bear 1X Shares	6,418,159

The Bear Funds utilize this volume of derivatives in order to meet the investment objectives of -100% daily performance of their respective index.

8.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or

42	DIREXION SEMI-ANNUAL REPORT

otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Correlation Risk – A number of factors may affect certain Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

9.	NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued improved disclosures intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, these disclosures facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. These disclosures require entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. These disclosures are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating its implications and impact on the financial statements.

10.	SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statement of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Trust has evaluated subsequent events through the issuance of the Funds’ financial statements and has determined, other than the disclosures stated; there are no other events that impacted the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT	43

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

44	DIREXION SEMI-ANNUAL REPORT

Direxion Shares

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(3) Age: 45	Chairman of Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	118	None

Non-Interested Trustees
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel J. Byrne Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	140	None
Gerald E. Shanley III Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	140	None
John Weisser Age: 71	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	140	Director, Eclipse Funds (2 Funds), Eclipse Funds, Inc. (1 Fund); Director, The MainStay Funds Trust (28 Funds), The MainStay Funds (14 Funds), MainStay VP Fund Series (28 Funds).

DIREXION SEMI-ANNUAL REPORT	45

Direxion Shares

Trustees and Officers

Officers
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(3) Age: 45	Chief Executive Officer and Chief Investment Officer Chairman of Board of Trustees	One Year; Since 2008 Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	118	N/A
Eric Falkeis: Age: 40	President	One Year; Since 2013	President, Rafferty Asset Management, LLC, since March 2013; formerly, Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	N/A	Trustee, Professionally Managed Portfolios (35 Funds)
Patrick J. Rudnick Age: 39	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Chief Financial Officer Rafferty Asset Management, LLC, since March 2013; formerly, Vice President, USBFS, 2006 – 2013; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A
Angela Brickl Age: 37	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	The address for all trustees and officers is 1301 Avenue of the Americas (6th Ave.), 35th Floor, New York, NY 10019.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds, which currently offers for sale to the public 21 portfolios, the Direxion Insurance Trust, which currently offers for sale 1 portfolio, and the Direxion Shares ETF Trust, which currently offers for sale to the public 46 of the 118 funds currently registered with the SEC.

(3)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(4)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.

46	DIREXION SEMI-ANNUAL REPORT

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48

PRIVACY NOTICE

At the Direxion Shares, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

—	Account applications or other forms on which you provide information,

—	Mail, e-mail, the telephone and our website, and

—	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

—	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

—	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ non-public personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (866) 476-7523.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT APRIL 30, 2013

1301 Avenue of the Americas (6th Ave.), 35th Floor New York, New York 10019 www.direxionshares.com

Investment Advisor

Rafferty Asset Management, LLC

1301 Avenue of Americas (6th Ave.), 35th Floor

New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 01401

www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.SEC.Gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Funds’ premium/discount information is available free of charge on the Funds’ website, www.direxionshares.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 1. Reports to Stockholders.

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2013

1301 Avenue of the Americas (6th Ave.), 35th FloorNew York,  New York 10019www.direxionshares.com

3X BULL FUNDS	3X BEAR FUNDS

DOMESTIC EQUITY INDEX FUNDS

Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares

INTERNATIONAL FUNDS

Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily India Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily Brazil Bull 3X Shares
Direxion Daily South Korea Bull 3X Shares

SECTOR FUNDS

Direxion Daily Basic Materials Bull 3X Shares
Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares

SPECIALTY FUNDS

Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares

FIXED INCOME FUNDS

Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi Annual Report for the Direxion Shares covers the period from November 1, 2012 to April 30, 2013, (the “Semi Annual Period”) unless specified in the discussion below.

Market Review:

The Semi Annual Period saw a continued uptrend within the U.S. equity markets as the S&P 500® Index rose 14.4% for the period. The early part of the Semi Annual Period was dominated by both the Presidential Election and the “Fiscal Cliff”. The S&P 500® Index retreated prior to both the Election and “Fiscal Cliff”, only to quickly rebound following each. During this time frame volatility was muted for the most part. However there were brief periods of higher volatility, particularly towards year end of 2012, where the CBOE Volatility Index was up six out of the seven last days. But, markets resumed their upward momentum at the start of the year as the U.S. Government staved off some of the most troublesome tax increases and spending cuts that were a hallmark of the “Fiscal Cliff”. The U.S. economy continued to grow, albeit slowly, as real Gross Domestic Product grew at a 0.4% annual rate in the 4th quarter of 2012, and a 2.5% annual rate in the first quarter of 2013. Domestic labor conditions showed signs of life in February, adding 332,000 jobs, but weakened again in March, adding just 138,000 jobs. Throughout the Semi Annual Period, the Bureau of Labor Statistics reported an average addition of just under 210,000 jobs per month. Despite the continued addition of jobs to the market, the data was not strong enough to push the U.S. Federal Reserve to taper off its Large-Scale Asset Purchase programs, hoping to provide a solid floor for rallying equity markets and keep a cap on interest rates.

Internationally, Japan became the dominant developed market in headline financial news, as the Nikkei 225 Index rallied almost 60% during the Semi Annual Period amidst support for increased Quantitative Easing. The fears over the European debt crisis receded slightly, as evident by the Italian and Spanish 10 Year yields declining over this Semi Annual Period.

During the Semi Annual Period there was a continuation of sustained, low interest rates within the U.S. It was a choppy market over that period, as the 10 Year and 30 Year U.S. Treasury note touched 2.0% and 3.0% respectively, before retracing back to lower end of the range. As an example, the rate on the 10 Year U.S. Treasury note rallied from less than 1.6% in mid-November to a high of over 2% in February and March, then dropping back below 1.7% before the end of April.

Direxion Shares Review:

The discussion below relates to the performance of the Direxion Shares exchanged traded funds (the “ETFs”) for the Semi Annual period. The ETFs are leveraged and seek to provide a daily return of 300% or -300% of the daily return of a particular benchmark.

The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and mange their investments.

The ETFs with the word “Bull” in their name attempt to provide investment results that correlate to 300% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate to -300% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each ETFs daily investment results, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) uses statistical and quantitative analysis to determine the investments each ETF makes and the techniques it employs. Rafferty relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF’s investment in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity

4	DIREXION SEMI-ANNUAL REPORT

and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF’s objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments so it generates economic exposure consistent with the ETF’s investment objective. These financial instruments include derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the ETFs and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if the ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the “Index”). The models and a description of how they work are available on the Direxion Shares website (www.direxionshares.com) under Tools/Tracking Center. The models do not take into account the size of an ETF, the ETF’s expense ratio or any transaction or trading fees associated with creating or maintaining an ETF’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the ETFs during the Semi Annual Period follows below.

The Direxion Daily India Bull 3X Shares seeks to provide 300% of the daily return of the Indus India Index. The Indus India Index is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The Indus India Index utilizes a proprietary measure called IndusCap, which takes into account restrictions on foreign ownership of Indian securities imposed by Indian regulators; and has thus been created specifically for use by funds managed on behalf of foreign investors (i.e. investors outside of India). The Indus India Index has 50 constituents, spread among the following sectors: Information Technology, Health Services, Financial Services, Heavy Industry, Consumer Products and Other. The Indus India Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets. For the Semi Annual Period, the Indus India Index returned 6.51%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily India Bull 3X Shares returned 13.29%. The model indicated an expected return of 13.56% for the Direxion Daily India Bull 3X.

The Direxion Daily Gold Miners Bull 3X Shares and the Direxion Daily Gold Miners Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE Arca Gold Miners Index, respectively. The NYSE Arca Gold Miners Index is comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver. For the Semi Annual Period, the NYSE Arca Gold Miners Index returned -41.84%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Gold Miners Bull 3X Shares returned -84.32% and the Direxion Daily Gold Miners Bear 3X Shares returned 245.90%. The model indicated an expected return of -83.97% for the Direxion Daily Gold Miners Bull 3X Shares and an expected return of 252.21% for the Direxion Daily Gold Miners Bear 3X Shares. The actual return of the Direxion Daily Gold Miners Bear 3X Shares deviated from its expected return due to the high volatility of the index, most notably during December and April.

DIREXION SEMI-ANNUAL REPORT	5

The Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares seek to provide 300% and -300% of the daily return of the ISE-Revere Natural Gas IndexTM, respectively. The ISE-Revere Natural Gas IndexTM has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long term trends in the Natural Gas industry. ISE-Revere Natural Gas IndexTM is composed of equity securities of issuers involved in the exploration and production of natural gas and does not track the changes in the spot price of natural gas as a commodity. Eligible securities are also screened by stock performance variables as well as statistical factors. This is done to optimize the performance of the ISE-Revere Natural Gas IndexTM and to ensure that the ISE Revere Natural Gas IndexTM has significant correlation to the price of natural gas. The ISE-Revere Natural Gas IndexTM uses an equal-weighted methodology due to the diversity in market capitalization size among the component stocks. For the Semi Annual Period, the ISE-Revere Natural Gas IndexTM returned -2.89%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Natural Gas Related Bull 3X Shares returned -16.87% and the Direxion Daily Natural Gas Related Bear 3X Shares returned -9.59%. The model indicated an expected return of -16.27% for the Direxion Daily Natural Gas Related Bull 3X Shares and an expected return of -8.21% for the Direxion Daily Natural Gas Related Bear 3X Shares.

The Direxion Daily Retail Bull 3X Shares seeks to provide 300% of the daily return of the Russell 1000® Retail Index. The Russell 1000® Retail Index is an index comprised of companies that sell to consumers those discretionary products supplied by manufacturers. These companies include specialty retailers as well as diversified retailers such as department stores, discount stores, and superstores. The Russell 1000® Retail Index does not include retailers selling consumer staples, such as supermarkets, drugstores, and liquor stores. For the Semi Annual Period, the Russell 1000® Retail Index returned 14.02%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned 40.88%. The model indicated an expected return of 44.73% for the Direxion Daily Retail Bull 3X Shares.

The Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares seek to provide 300% and -300% of the daily return of the Market Vectors Russia Index, respectively. The Market Vectors Russia Index is a rules-based, modified capitalization weighted, float adjusted index, intended to represent the overall performance of publicly-traded companies that are domiciled and primarily listed on an exchange in Russia or that generate at least 50% of their revenues in Russia. In exceptional cases, companies with less than 50% of their revenues derived from Russia may be eligible for inclusion in the Market Vectors Russia Index. Components of the Market Vectors Russia Index must have a market capitalization of greater than $150 million on a rebalancing date to be eligible for the index. Stocks whose market capitalizations fall below $75 million as of any rebalancing date will no longer be eligible for the Index. Stocks must have a three-month average daily trading volume value of at least $1 million to be eligible for the Market Vectors Russia Index and issuers of such stocks must have traded at least 250,000 shares each month over the previous six months. For the Semi Annual Period, the Market Vectors Russia Index returned -1.52%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Russia Bull 3X Shares -10.13% and the Direxion Daily Russia Bear 3X Shares returned -8.66%. The model indicated an expected return of -9.49% for the Direxion Daily Russia Bull 3X Shares and an expected return of -5.56% for the Direxion Daily Russia Bear 3X Shares.

The Direxion Daily S&P 500® Bull 3X Shares and the Direxion Daily S&P 500® 3X Shares seek to provide 300% and -300% of the daily return of the S&P 500® Index, respectively. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange. For the Semi Annual Period, the S&P 500® Index returned 14.42%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily S&P 500® Bull 3X Shares returned 44.77% and Direxion Daily S&P 500® Bear 3X Shares returned -36.59%. The model indicated an expected return of 46.60% for the Direxion Daily S&P 500® Bull 3X Shares and an expected return of -36.10% for the Direxion Daily S&P 500® Bear 3X Shares.

6	DIREXION SEMI-ANNUAL REPORT

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the S&P MidCap 400® Index, respectively. The S&P MidCap 400® Index measures the performance of the mid-cap segment of the U.S. equity universe. The S&P MidCap 400® Index is a capitalization-weighted index composed of 400 domestic common stocks. Standard & Poor’s selects the 400 stocks comprising the S&P MidCap 400® Index on the basis of market values and industry diversification. The S&P MidCap 400® Index represents approximately 7% of the U.S. equities market. Component securities have capitalizations ranging from $403.7 million to $16.4 billion as of December 31, 2012. For the Semi Annual Period, the S&P MidCap 400® Index returned 19.23%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Mid Cap Bull 3X Shares returned 62.69% and the Direxion Daily Mid Cap Bear 3X Shares returned -44.87%. The model indicated an expected return of 64.69% for the Direxion Daily Mid Cap Bull 3X Shares and an expected return of -44.29% for the Direxion Daily Mid Cap Bear 3X Shares.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide 300% and -300% of the daily return of the Energy Select Sector Index, respectively. The Energy Select Sector Index is provided by Standard & Poor’s and includes domestic companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the Energy Select Sector Index, divide the companies that make up the S&P 500® Index. As of December 31, 2012, the Energy Select Sector Index was comprised of 43 stocks. For the Semi Annual Period, the Energy Select Sector Index returned 10.19%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Energy Bull 3X Shares returned 26.71% and the Direxion Daily Energy Bear 3X Shares returned -31.61%. The model indicated an expected return of 28.37% for the Direxion Daily Energy Bull 3X Shares and an expected return of -31.05% for the Direxion Daily Energy Bear 3X Shares.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300% of the daily return of the Technology Select Sector Index, respectively. The Technology Select Sector Index is provided by Standard & Poor’s and includes domestic companies from the following industries: computers & peripherals; software; diversified telecommunications services; communications equipment; semiconductors & semiconductor equipment; internet software & services; IT services; electronic equipment, instruments & components; wireless telecommunication services; and office electronics. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the Technology Select Sector Index, divide the companies that make up the S&P 500® Index. As of December 31, 2012, the Technology Select Sector Index was comprised of 78 stocks. For the Semi Annual Period, the Technology Select Sector Index returned 7.86%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Technology Bull 3X Shares returned 20.09% and the Direxion Daily Technology Bear 3X Shares returned -25.69%. The model indicated an expected return of 21.73% for the Direxion Daily Technology Bull 3X Shares and an expected return of -25.03% for the Direxion Daily Technology Bear 3X Shares.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE 7-10 Year Treasury Bond Index, respectively. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The NYSE 7-10 Year Treasury Bond Index constituent bonds are weighted by their relative amounts outstanding. For the Semi Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 1.70%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned 4.78% and Direxion Daily 7-10 Year Treasury Bear 3X Shares returned -7.46%. The model indicated an expected return of 4.92% for the Direxion Daily 7-10 Year Treasury Bull 3X Shares and an expected return of -5.41% for the Direxion Daily 7-10 Year Treasury Bear 3X Shares.

DIREXION SEMI-ANNUAL REPORT	7

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE 20 Year Plus Treasury Bond Index, respectively. The NYSE 20 Year Plus Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the long-term 20 year and greater maturity range of the U.S. Treasury bond market. The NYSE 20 Year Plus Treasury Bond Index constituent bonds are weighted by their relative amounts outstanding. For the Semi Annual Period, the NYSE 20 Year Plus Treasury Bond Index returned 1.06%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned 0.49% and the Direxion Daily 20+ Year Treasury Bear 3X Shares returned -8.10%. The model indicated an expected return 1.35% for the Direxion Daily 20+ Year Treasury Bull 3X Shares and an expected return of -6.57% for the Direxion Daily 20+ Year Treasury Bear 3X Shares.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the Russell 2000® Index have an average market capitalization of more than $736.1 million dollars and a median market capitalization of $515.2 million dollars as of December 31, 2012. For the Semi Annual Period, the Russell 2000® Index returned 16.58%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Small Cap Bull 3X Shares returned 52.16% and the Direxion Daily Small Cap Bear 3X Shares returned -42.24%. The model indicated an expected return of 53.09% for the Direxion Daily Small Cap Bull 3X Shares and an expected return of -41.04% for the Direxion Daily Small Cap Bear 3X Shares.

The Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI EAFE Index, respectively. The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 31, 2012, the MSCI EAFE® Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Israel, Italy, Japan, Mexico, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. For the Semi Annual Period, the MSCI EAFE® Index (Gross) returned 16.88%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Developed Markets Bull 3X Shares returned 54.00% and the Direxion Daily Developed Markets Bear 3X Shares returned -41.05%. The model indicated an expected return of 55.61% for the Direxion Daily Developed Markets Bull 3X Shares and an expected return of -40.56% for the Direxion Daily Developed Markets Bear 3X Shares.

The Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI Emerging Markets IndexSM, respectively. The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of December 31, 2012 the MSCI Emerging Market IndexSM consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. For the Semi Annual Period, the MSCI Emerging Market IndexSM (Gross) returned 5.97%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Emerging Markets Bull 3X Shares returned 14.48% and the Direxion Daily Emerging Markets Bear 3X Shares returned -21.33%. The model indicated an expected return of 15.89% for the Direxion Daily Emerging Markets Bull 3X Shares and an expected return of -20.35% for the Direxion Daily Emerging Markets Bear 3X Shares.

The Direxion Daily China Bull 3X Shares and the Direxion Daily China Bear 3X Shares seek to provide 300% and -300% of the daily return of The Bank of New York Mellon China Select ADR Index, respectively. The Bank of New York Mellon

8	DIREXION SEMI-ANNUAL REPORT

China Select ADR Index is a free float-adjusted modified capitalization weighted index designed by The Bank of New York Mellon that tracks the performance of depositary receipts in ADR form that are listed for trading on the NYSE, NYSE Amex and NASDAQ Stock Market (“NASDAQ”) of companies from China which meet certain criteria. As of December 31, 2012, The Bank of New York Mellon China Select ADR Index is comprised of 37 constituents with an average market capitalization of over $27.2 million and a median market capitalization of $3.3 million. For the Semi Annual Period, The Bank of New York Mellon China Select ADR Index returned 2.63%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily China Bull 3X Shares returned 2.13% and the Direxion Daily China Bear 3X Shares returned -17.56%. The model indicated an expected return of 3.39% for the Direxion Daily China Bull 3X Shares and an expected return of -14.93% for the Direxion Daily China Bear 3X Shares.

The Direxion Daily Latin America Bull 3X Shares seeks to provide 300% of the daily return of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile and Mexico. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The S&P Latin America 40 Index constituents are leading, large, liquid, blue chip companies from the Latin American markets, and capturing 70% of their total market capitalization. The S&P Latin America 40 Index constituents are leading, large, liquid companies from the Latin American markets with a total market capitalization of $1.2 trillion and a median market capitalization of $14.7 billion as of December 31, 2012. For the Semi Annual Period, the S&P Latin America 40 Index returned 3.96%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Latin America Bull 3X Shares returned 6.73%. The model indicated an expected return of 9.06% for the Direxion Daily Latin America Bull 3X Shares.

The Direxion Daily Brazil Bull 3X Shares commenced operations on April 10, 2013. It seeks to provide 300% of the daily return of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large and mid cap segments of the Brazil equity market, covering approximately 85% of the free float-adjusted market capitalization in Brazil. The MSCI Brazil 25/50 Index applies certain screens and weightings to take into account the investment limits placed on regulated investment companies (“RICs”) under federal tax regulations. One such requirement is that at the end of each quarter of a RIC’s tax year, no more than 25% of its assets may be invested in a single issuer and the sum of the weights of all issuers representing more than 5% of the RIC should not exceed 50% of its total assets. The MSCI Brazil 25/50 Index aims to reflect these requirements in the selection and weightings of its component securities. As of February 28, 2013, the MSCI Brazil 25/50 Index had an average market capitalization of $6.0 billion and a median market capitalization of $3.2 billion. For the period from commencement of operations to April 30, 2013, the MSCI Brazil 25/50 Index returned 0.02%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of the performance of the ETFs. The Direxion Daily Brazil Bull 3X Shares returned -1.25%. The model indicated an expected return of -1.03% for the Direxion Daily Brazil Bull 3X Shares.

The Direxion Daily South Korea Bull 3X Shares commenced operations on April 10, 2013. It seeks to provide 300% of the daily return of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large and mid cap segments of the South Korea equity market, covering approximately 85% of the free float-adjusted market capitalization in South Korea. The MSCI Korea 25/50 Index applies certain screens and weightings to take into account the investment limits placed on regulated investment companies (“RICs”) under federal tax regulations. One such requirement is that at the end of each quarter of a RIC’s tax year, no more than 25% of its assets may be invested in a single issuer and the sum of the weights of all issuers representing more than 5% of the RIC should not exceed 50% of its total assets. The MSCI Korea 25/50 Index aims to reflect these requirements in the selection and weightings of its component securities. As of February 28, 2013, the MSCI Korea 25/50 Index had an average market capitalization of $5.7 billion and a median market capitalization of $2.6 billion. For the period from commencement of operations to April 30, 2013, the MSCI Korea 25/50 Index returned 4.45%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of the performance of the ETFs. The Direxion Daily South Korea Bull 3X Shares returned 12.35%. The model indicated an expected return of 12.65% for the Direxion Daily South Korea Bull 3X Shares.

DIREXION SEMI-ANNUAL REPORT	9

The Direxion Daily Basic Materials Bull 3X Shares seeks to provide 300% of the daily return of the Materials Select Sector Index. The Materials Select Sector Index includes companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the Materials Select Sector Index, divide the companies that make up the S&P 500® Index. For the Semi Annual Period, the Materials Select Sector Index returned 11.39%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Basic Materials Bull 3X Shares returned 31.32%. The model indicated an expected return of 32.89% for the Direxion Daily Basic Materials Bull 3X Shares.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000® Financial Services Index, respectively. The Russell 1000 Financial Services Index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large cap U.S. equity market. As of December 31, 2012, the Russell 1000® Financial Services Index had an average market capitalization of over $13.0 billion and a median market capitalization of $4.3 billion. For the Semi Annual Period, the Russell 1000® Financial Services Index returned 19.30%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Financial Bull 3X Shares returned 62.32% and the Direxion Daily Financial Bear 3X Shares returned -44.85%. The model indicated an expected return of 64.99% for the Direxion Daily Financial Bull 3X Shares and an expected return of -44.40% for the Direxion Daily Financial Bear 3X Shares.

The Direxion Daily Healthcare Bull 3X Shares seeks to provide 300% of the daily return of the Health Care Select Sector Index. The Health Care Select Sector Index includes companies from the following industries: pharmaceuticals; health care providers & services; health care equipment & supplies; biotechnology; life sciences tools & services; and health care technology. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the Health Care Select Sector Index, divide the companies that make up the S&P 500® Index. For the Semi Annual Period, the Health Care Select Sector Index returned 19.60%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Healthcare Bull 3X Shares returned 65.36%. The model indicated an expected return of 67.72% for the Direxion Daily Healthcare Bull 3X Shares.

The Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI US REIT IndexSM, respectively. The MSCI US REIT IndexSM is a free float market capitalization weighted index that is comprised of equity REIT securities that belong to the MSCI US Investable Market 2500 IndexSM. The MSCI US REIT IndexSM includes only REIT securities that are of reasonable size in terms of full and free float adjusted market capitalization to ensure that the performance of the equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different sizes. For the Semi Annual Period, the MSCI US REIT IndexSM returned 19.32%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Real Estate Bull 3X Shares returned 64.73% and the Direxion Daily Real Estate Bear 3X Shares returned -43.76%. The model indicated an expected return of 66.57% for the Direxion Daily Real Estate Bull 3X Shares and an expected return of -42.89% for the Direxion Daily Real Estate Bear 3X Shares.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300% of the daily return of the PHLX Semiconductor Sector Index, respectively. The PHLX Semiconductor Sector Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. As of December 31, 2012, the PHLX Semiconductor Sector Index included companies with capitalizations between $137.7 million and $102.6 billion. The average capitalization of the companies comprising the PHLX Semiconductor Sector Index was approximately $12.4 billion. For the Semi Annual Period, the PHLX Semiconductor Index returned 22.11%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the semi annual return of the index alone should not generate expectations of the semi annual performance of the ETFs. The Direxion Daily Semiconductor Bull 3X

10	DIREXION SEMI-ANNUAL REPORT

Shares returned 70.06% and the Direxion Daily Semiconductor Bear 3X Shares returned -51.52%. The model indicated an expected return of 71.97% for the Direxion Daily Semiconductor Bull 3X Shares and an expected return of -51.12% for the Direxion Daily Semiconductor Bear 3X Shares.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Eric W. Falkeis	Patrick Rudnick
President	Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs’ statutory and summary prospectus. To obtain a prospectus, please visit www.direxionshares.com or call 1-866-476-7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

Short-term performance, in particular, is not a good indication of the ETF’s future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF’s prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

ADR (American Depository Receipt) is a negotiable certificate issued by a U.S. bank representing a specified number of shares (or one share) in a foreign stock that is traded on a U.S. exchange. GDR (Global Depository Receipt) is a bank certificate issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. REIT (Real Estate Investment Trust) is any corporation, trust or association that acts as an investment agent specializing in real estate and real estate mortgages.

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs’ investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $29.64 billion dollars and a median market capitalization of $14.11 billion dollars as of March 31, 2013. One cannot invest directly in an Index.

The CBOE Volatility Index® (VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. Since its introduction in 1993, VIX has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

The views of this letter were those of the Adviser as of April 30, 2013 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs’ present investment methodology and do not constitute investment advice.

DIREXION SEMI-ANNUAL REPORT	11

Expense Examples

April 30, 2013 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other funds.

The examples are based on initial investments of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 — April 30, 2013).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for comparison purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period[2]
Direxion Daily S&P 500® Bull 3X Shares
Based on actual fund return	0.98%	$1,000.00	$1,447.70	$5.95
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily S&P 500® Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	634.10	3.85
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,626.90	6.38
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	551.30	3.65
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,521.60	6.19
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	577.60	3.72
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily China Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,021.30	4.81
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81

12	DIREXION SEMI-ANNUAL REPORT

Expense Examples

April 30, 2013 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period[2]
Direxion Daily China Bear 3X Shares
Based on actual fund return	0.96%	$1,000.00	$824.40	$4.34
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Developed Markets Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,540.00	6.17
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Developed Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	589.50	3.74
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Emerging Markets Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,144.80	5.16
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Emerging Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	786.70	4.21
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily India Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,132.90	5.13
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Latin America Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,067.30	4.97
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Russia Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	898.70	4.66
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Russia Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	913.40	4.60
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Brazil Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	987.50	4.68
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily South Korea Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,123.50	5.00
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Basic Materials Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,313.20	5.45
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Gold Miners Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	156.80	2.75
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Gold Miners Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	3,459.00	10.72
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Healthcare Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,653.60	6.38
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Natural Gas Related Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	831.30	4.36
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Natural Gas Related Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	904.10	4.58
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Retail Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,408.80	5.85
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91

DIREXION SEMI-ANNUAL REPORT	13

Expense Examples

April 30, 2013 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period[2]
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	0.98%	$1,000.00	$1,700.60	$6.56
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	484.80	3.53
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,267.10	5.62
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	683.90	4.01
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	1,623.20	6.57
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	551.50	3.65
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Real Estate Bull 3X Shares
Based on actual fund return	1.03%	1,000.00	1,647.30	6.76
Based on hypothetical 5% return	1.03%	1,000.00	1,019.69	5.16
Direxion Daily Real Estate Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	562.40	3.68
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,200.90	5.00
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.76
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	743.10	4.15
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,047.80	4.87
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	925.40	4.54
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,004.90	4.77
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.92%	1,000.00	919.00	4.38
Based on hypothetical 5% return	0.92%	1,000.00	1,020.23	4.61

[1]	Annualized.

[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of November 1, 2012 to April 30, 2013, then divided by 365.

14	DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings

April 30, 2013 (Unaudited)

	Cash*	Common Stocks	Investment Companies	Swaps	Total
Direxion Daily S&P 500® Bull 3X Shares	73%	—	5%	22%	100%
Direxion Daily S&P 500® Bear 3X Shares	121%	—	—	(21)%	100%
Direxion Daily Mid Cap Bull 3X Shares	51%	—	7%	42%	100%
Direxion Daily Mid Cap Bear 3X Shares	117%	—	—	(17)%	100%
Direxion Daily Small Cap Bull 3X Shares	59%	—	4%	37%	100%
Direxion Daily Small Cap Bear 3X Shares	112%	—	—	(12)%	100%
Direxion Daily China Bull 3X Shares	80%	14%	—	6%	100%
Direxion Daily China Bear 3X Shares	107%	—	—	(7)%	100%
Direxion Daily Developed Markets Bull 3X Shares	78%	—	5%	17%	100%
Direxion Daily Developed Markets Bear 3X Shares	130%	—	—	(30)%	100%
Direxion Daily Emerging Markets Bull 3X Shares	86%	—	8%	6%	100%
Direxion Daily Emerging Markets Bear 3X Shares	106%	—	—	(6)%	100%
Direxion Daily India Bull 3X Shares	67%	—	28%	5%	100%
Direxion Daily Latin America Bull 3X Shares	81%	—	15%	4%	100%
Direxion Daily Russia Bull 3X Shares	73%	—	12%	15%	100%
Direxion Daily Russia Bear 3X Shares	108%	—	—	(8)%	100%
Direxion Daily Brazil Bull 3X Shares	74%	—	25%	1%	100%
Direxion Daily South Korea Bull 3X Shares	95%	—	—	5%	100%
Direxion Daily Basic Materials Bull 3X Shares	42%	—	13%	45%	100%
Direxion Daily Gold Miners Bull 3X Shares	112%	—	24%	(36)%	100%
Direxion Daily Gold Miners Bear 3X Shares	60%	—	—	40%	100%
Direxion Daily Healthcare Bull 3X Shares	33%	—	55%	12%	100%
Direxion Daily Natural Gas Related Bull 3X Shares	82%	18%	—	0%**	100%
Direxion Daily Natural Gas Related Bear 3X Shares	86%	—	—	14%	100%
Direxion Daily Retail Bull 3X Shares	62%	10%	—	28%	100%
Direxion Daily Semiconductor Bull 3X Shares	42%	5%	—	53%	100%
Direxion Daily Semiconductor Bear 3X Shares	112%	—	—	(12)%	100%
Direxion Daily Energy Bull 3X Shares	50%	—	6%	44%	100%
Direxion Daily Energy Bear 3X Shares	106%	—	—	(6)%	100%
Direxion Daily Financial Bull 3X Shares	45%	5%	—	50%	100%
Direxion Daily Financial Bear 3X Shares	119%	—	—	(19)%	100%
Direxion Daily Real Estate Bull 3X Shares	18%	—	14%	68%	100%
Direxion Daily Real Estate Bear 3X Shares	134%	—	—	(34)%	100%
Direxion Daily Technology Bull 3X Shares	87%	—	5%	8%	100%
Direxion Daily Technology Bear 3X Shares	111%	—	—	(11)%	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	86%	—	—	14%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	130%	—	—	(30)%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	29%	—	62%	9%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	111%	—	—	(11)%	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Less than 0.5%.

DIREXION SEMI-ANNUAL REPORT	15

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 5.2%
71,121	SPDR S&P 500 ETF Trust	$11,356,601

	TOTAL INVESTMENT COMPANIES (Cost $11,081,767)	$11,356,601

SHORT TERM INVESTMENTS - 55.6%
Money Market Funds - 55.6%
89,849,733	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$89,849,733
24,610,250	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††) (a)	24,610,250
7,465,262	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	7,465,262

	TOTAL SHORT TERM INVESTMENTS (Cost $121,925,245)	$121,925,245

	TOTAL INVESTMENTS (Cost $133,007,012) - 60.8% (b)	$133,281,846
	Other Assets in Excess of Liabilities - 39.2% (c)	86,062,225

	TOTAL NET ASSETS - 100.0%	$219,344,071

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $121,925,245.
(c)	Includes $1,810,000 cash segregated as collateral for swap contracts at April 30, 2013.

Direxion Daily S&P 500® Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	S&P 500® Index	25,149	$37,281,057	(0.599%)	7/30/2013	$3,043,270
Citibank N.A.	S&P 500® Index	36,697	48,771,781	(0.499%)	12/30/2013	10,606,550
BNP Paribas	S&P 500® Index	13,507	17,951,343	(0.449%)	1/16/2014	3,914,954
Bank of America Merrill Lynch	S&P 500® Index	71,584	98,440,336	(0.449%)	1/28/2014	17,168,230
Credit Suisse International	S&P 500® Index	136,741	215,369,773	(0.499%)	5/19/2014	3,111,043
BNP Paribas	S&P 500® Index	24,481	34,241,576	(0.449%)	6/19/2014	5,123,145
BNP Paribas	S&P 500® Index	6,310	8,919,715	(0.449%)	7/17/2014	1,213,981
BNP Paribas	S&P 500® Index	11,250	17,058,299	(0.449%)	9/18/2014	947,144
BNP Paribas	S&P 500® Index	24,580	38,210,612	(0.449%)	11/20/2014	1,092,662
Deutsche Bank AG London	S&P 500® Index	54,487	85,791,497	(0.549%)	5/10/2016	1,290,261

			$602,035,989			$47,511,240

The accompanying notes are an integral part of these financial statements.

16	DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 79.2%
Money Market Funds - 79.2%
113,480,923	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$113,480,923
36,270,288	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	36,270,288
23,189,832	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	23,189,832

	TOTAL SHORT TERM INVESTMENTS (Cost $172,941,043)	$172,941,043

	TOTAL INVESTMENTS (Cost $172,941,043) - 79.2% (b)	$172,941,043
	Other Assets in Excess of Liabilities - 20.8% (c)	45,356,052

	TOTAL NET ASSETS -100.0%	$218,297,095

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $172,941,043.

(c)	Includes $2,525,081 cash segregated as collateral for swap contracts at April 30, 2013.

Direxion Daily S&P 500® Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	S&P 500® Index	60,305	$91,522,140	0.199%	7/30/2013	$(5,122,750)
Citibank N.A.	S&P 500® Index	35,127	48,801,722	(0.151%)	12/30/2013	(8,075,879)
BNP Paribas	S&P 500® Index	11,674	15,515,213	(0.051%)	1/16/2014	(3,449,583)
Bank of America Merrill Lynch	S&P 500® Index	68,445	97,608,304	(0.201%)	1/28/2014	(12,920,820)
BNP Paribas	S&P 500® Index	11,710	16,438,840	(0.051%)	3/20/2014	(2,539,678)
Credit Suisse International	S&P 500® Index	85,633	131,221,776	(0.151%)	4/1/2014	(5,885,548)
BNP Paribas	S&P 500® Index	6,306	8,771,835	(0.051%)	6/19/2014	(1,390,053)
Deutsche Bank AG London	S&P 500® Index	85,015	133,036,299	(0.151%)	6/30/2014	(2,862,521)
BNP Paribas	S&P 500® Index	6,220	8,792,468	(0.051%)	7/17/2014	(1,213,180)
BNP Paribas	S&P 500® Index	8,020	12,346,646	(0.051%)	9/18/2014	(498,842)
BNP Paribas	S&P 500® Index	31,480	49,218,567	(0.051%)	11/20/2014	(1,114,218)

			$613,273,810			$(45,073,072)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	17

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 7.0%
14,551	SPDR S&P MidCap 400® ETF Trust	$3,069,824

	TOTAL INVESTMENT COMPANIES (Cost $3,034,451)	$3,069,824

SHORT TERM INVESTMENTS - 49.0%
Money Market Funds - 49.0%
12,618,852	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$12,618,852
8,933,387	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	8,933,387

	TOTAL SHORT TERM INVESTMENTS (Cost $21,552,239)	$21,552,239

	TOTAL INVESTMENTS (Cost $24,586,690) - 56.0% (b)	$24,622,063
	Other Assets in Excess of Liabilities - 44.0%	19,332,224

	TOTAL NET ASSETS - 100.0%	$43,954,287

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,552,239.

Direxion Daily Mid Cap Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	S&P MidCap 400® Index	45,532	$42,186,725	(0.349%)	6/10/2013	$11,074,141
Morgan Stanley Capital Services	S&P MidCap 400® Index	39,941	39,687,962	(0.449%)	7/30/2013	6,824,696
BNP Paribas	S&P MidCap 400® Index	25,555	29,131,244	(0.449%)	11/20/2014	520,145

			$111,005,931			$18,418,982

The accompanying notes are an integral part of these financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 76.2%
Money Market Funds - 76.2%
7,565,945	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$7,565,945
2,302,380	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	2,302,380

	TOTAL SHORT TERM INVESTMENTS (Cost $9,868,325)	$9,868,325

	TOTAL INVESTMENTS (Cost $9,868,325) - 76.2% (b)	$9,868,325
	Other Assets in Excess of Liabilities - 23.8%	3,078,065

	TOTAL NET ASSETS - 100.0%	$12,946,390

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,868,325.

Direxion Daily Mid Cap Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	S&P MidCap 400® Index	5,777	$5,828,262	(0.001%)	7/30/2013	$(903,086)
Credit Suisse International	S&P MidCap 400® Index	13,771	15,184,456	(0.201%)	4/1/2014	(830,345)
BNP Paribas	S&P MidCap 400® Index	13,934	15,662,061	(0.601%)	11/20/2014	(509,958)

			$36,674,779			$(2,243,389)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 4.0%
187,735	iShares Russell 2000 Index Fund	$17,673,372

	TOTAL INVESTMENT COMPANIES (Cost $17,773,148)	$17,673,372

SHORT TERM INVESTMENTS - 60.0%
Money Market Funds - 60.0%
167,247,846	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$167,247,846
49,091,078	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	49,091,078
45,918,574	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	45,918,574

	TOTAL SHORT TERM INVESTMENTS (Cost $262,257,498)	$262,257,498

Shares		Value
	TOTAL INVESTMENTS (Cost $280,030,646) - 64.0% (b)	$279,930,870
	Other Assets in Excess of Liabilities - 36.0%	157,063,083

	TOTAL NET ASSETS - 100.0%	$436,993,953

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $262,257,498.

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	Russell 2000® Index	327,165	$213,338,251	0.201%	7/23/2013	$103,270,984
Citibank N.A.	Russell 2000® Index	175,000	148,072,675	0.049%	8/5/2013	18,915,768
Bank of America Merrill Lynch	Russell 2000® Index	217,599	196,364,980	(0.099%)	9/25/2013	10,231,489
Morgan Stanley Capital Services	Russell 2000® Index	199,383	185,443,828	0.101%	5/9/2014	3,552,921
BNP Paribas	Russell 2000® Index	28,277	23,010,870	(0.449%)	6/19/2014	3,889,114
BNP Paribas	Russell 2000® Index	143,515	122,149,867	(0.449%)	7/17/2014	14,160,227
Deutsche Bank AG London	Russell 2000® Index	106,380	98,236,310	0.051%	8/22/2014	2,578,589
BNP Paribas	Russell 2000® Index	48,233	44,196,967	(0.449%)	9/18/2014	1,577,957
BNP Paribas	Russell 2000® Index	119,493	109,644,196	(0.449%)	11/20/2014	3,585,850

			$1,140,457,944			$161,762,899

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 74.0%
Money Market Funds - 74.0%
488,692,294	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$488,692,294
97,003,669	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	97,003,669
102,087,027	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	102,087,027

	TOTAL SHORT TERM INVESTMENTS (Cost $687,782,990)	$687,782,990

	TOTAL INVESTMENTS (Cost $687,782,990) - 74.0% (b)	$687,782,990
	Other Assets in Excess of Liabilities - 26.0% (c)	241,904,809

	TOTAL NET ASSETS - 100.0%	$929,687,799

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $687,782,990.

(c)	Includes $2,816,772 cash segregated as collateral for swap contracts at April 30, 2013.

Direxion Daily Small Cap Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russell 2000® Index	390,000	$328,663,758	(1.051%)	8/5/2013	$(47,326,101)
Credit Suisse International	Russell 2000® Index	768,724	709,636,572	(1.001%)	4/7/2014	(20,577,739)
Morgan Stanley Capital Services	Russell 2000® Index	448,770	422,831,818	(0.801%)	4/22/2014	(3,282,055)
Deutsche Bank AG London	Russell 2000® Index	366,710	338,358,113	(1.301%)	6/30/2014	(9,228,916)
BNP Paribas	Russell 2000® Index	109,374	92,599,401	(1.051%)	7/17/2014	(11,812,541)
BNP Paribas	Russell 2000® Index	143,657	129,291,770	(1.051%)	8/21/2014	(7,616,142)
BNP Paribas	Russell 2000® Index	17,793	16,422,323	(1.051%)	9/18/2014	(516,982)
BNP Paribas	Russell 2000® Index	296,293	275,498,694	(1.051%)	11/20/2014	(5,473,521)
Bank of America Merrill Lynch	Russell 2000® Index	402,424	376,367,046	(0.902%)	11/24/2014	(4,946,547)

			$2,689,669,495			$(110,780,544)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Daily China Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 13.9%
Accommodation - 0.3%
5,967	7 Days Group Holdings Ltd. ADR (a)	$81,092
5,129	China Lodging Group Ltd. ADR (a)	78,166
2,898	Home Inns & Hotels Management, Inc. ADR (a)	72,218

		231,476

Administrative and Support Services - 0.4%
14,117	Ctrip.com International Ltd. ADR (a)	310,292

Air Transportation - 0.4%
6,153	China Eastern Airlines Corp. Ltd. ADR (a)	126,444
5,646	China Southern Airlines Co. Ltd. ADR (a)	150,466

		276,910

Chemical Manufacturing - 0.5%
5,677	3SBio, Inc. ADR (a)	93,727
3,592	Sinopec Shanghai Petrochemical Co. Ltd. ADR	122,200
10,375	WuXi PharmaTech Cayman, Inc. ADR (a)	197,852

		413,779

Computer and Electronic Product Manufacturing - 1.3%
8,042	Mindray Medical International Ltd. ADR	317,579
9,581	Perfect World Co. Ltd. ADR	114,780
65,085	Semiconductor Manufacturing International Corp. ADR (a)	236,909
7,615	Spreadtrum Communications, Inc. ADR	166,464
21,158	Trina Solar Ltd. ADR (a)	108,117
31,936	Yingli Green Energy Holding Co. Ltd. ADR (a)	80,479

		1,024,328

Data Processing, Hosting and Related Services - 0.1%
8,754	21Vianet Group, Inc. ADR (a)	79,136

Educational Services - 0.5%
15,415	New Oriental Education & Technology Group, Inc. ADR	294,888
9,622	TAL Education Group ADR	92,949

		387,837

Insurance Carriers and Related Activities - 0.9%
16,335	China Life Insurance Co. Ltd. ADR	680,843

Merchant Wholesalers, Durable Goods - 0.1%
2,690	Vipshop Holdings Ltd. ADR (a)	82,825

Mining (except Oil and Gas) - 0.3%
19,193	Yanzhou Coal Mining Co. Ltd. ADR	201,718

Oil and Gas Extraction - 2.0%
4,542	CNOOC Ltd. ADR	850,899
6,106	PetroChina Co. Ltd. ADR	780,713

		1,631,612

Shares		Value

Other Information Services - 1.9%
8,494	Baidu, Inc. ADR (a)	$729,209
2,982	Changyou.Com Ltd. ADR	86,478
6,256	NetEase.com, Inc. ADR	352,776
4,108	Soufun Holdings Ltd. ADR	105,124
14,152	Youku.com, Inc. ADR (a)	286,720

		1,560,307

Petroleum and Coal Products Manufacturing - 0.8%
6,407	China Petroleum & Chemical Corp. ADR	708,358

Primary Metal Manufacturing - 0.2%
20,085	Aluminum Corp. of China Ltd. ADR (a)	193,820

Professional, Scientific, and Technical Services - 0.3%
2,010	51job, Inc. ADR (a)	115,776
16,963	Pactera Technology International Ltd. ADR (a)	86,342

		202,118

Publishing Industries (except Internet) - 0.7%
8,182	AutoNavi Holdings Ltd. ADR (a)	89,593
20,053	Giant Interactive Group, Inc. ADR (a)	150,197
8,161	Qihoo 360 Technology Co. Ltd. ADR (a)	279,922

		519,712

Rail Transportation - 0.2%
5,357	Guangshen Railway Co. Ltd. ADR	133,871

Telecommunications - 2.6%
21,425	China Mobile Ltd. ADR	1,183,517
8,699	China Telecom Corp. Ltd. ADR	447,999
29,139	China Unicom Hong Kong Ltd. ADR	420,476

		2,051,992

Utilities - 0.4%
7,356	Huaneng Power International, Inc. ADR	341,318

	TOTAL COMMON STOCKS (Cost $10,055,874)	$11,032,252

SHORT TERM INVESTMENTS - 57.0%
Money Market Funds - 57.0%
32,427,338	Dreyfus Treasury Prime Cash Management 0.00% †† (b)(c)	$32,427,338
12,543,737	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (b)(c)	12,543,737

	TOTAL SHORT TERM INVESTMENTS (Cost $44,971,075)	$44,971,075

	TOTAL INVESTMENTS - 70.9% (Cost $55,026,949)	$56,003,327
	Other Assets in Excess of Liabilities - 29.1%	22,950,963

	TOTAL NET ASSETS - 100.0%	$78,954,290

The accompanying notes are an integral part of these financial statements.

22	DIREXION SEMI-ANNUAL REPORT

Direxion Daily China Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2013.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,491,075.

ADR — American Depositary Receipt.

Direxion Daily China Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR Index	17,003	$55,741,992	(0.399)%	12/23/2013	$2,383,189
Credit Suisse Securities (Europe) Limited	The Bank of New York Mellon China Select ADR Index	16,815	55,006,377	(0.449)%	5/19/2014	2,504,058
BNP Paribas	The Bank of New York Mellon China Select ADR Index	8,324	29,922,134	(0.449)%	8/21/2014	(1,460,709)
BNP Paribas	The Bank of New York Mellon China Select ADR Index	3,705	12,749,336	(0.449)%	9/18/2014	(76,205)
BNP Paribas	The Bank of New York Mellon China Select ADR Index	2,005	6,816,217	(0.449)%	11/20/2014	41,840
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR Index	18,167	61,085,413	(0.399)%	12/18/2014	1,053,247

			$221,321,469			$4,445,420

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Direxion Daily China Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 81.2%
Money Market Funds - 81.2%
5,001,818	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$5,001,818
2,120,632	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	2,120,632

	TOTAL SHORT TERM INVESTMENTS (Cost $7,122,450)	$7,122,450

	TOTAL INVESTMENTS (Cost $7,122,450) - 81.2% (b)	$7,122,450
	Other Assets in Excess of Liabilities - 18.8%	1,649,360

	TOTAL NET ASSETS - 100.0%	$8,771,810

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,122,450.

Direxion Daily China Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR Index	2,211	$7,549,067	(1.801)%	8/21/2013	$(38,834)
BNP Paribas	The Bank of New York Mellon China Select ADR Index	366	1,280,221	(1.451)%	11/21/2013	(10,759)
Credit Suisse International	The Bank of New York Mellon China Select ADR Index	1,442	4,650,362	(1.851)%	2/28/2014	(286,881)
BNP Paribas	The Bank of New York Mellon China Select ADR Index	763	2,592,598	(1.451)%	5/15/2014	(39,929)
BNP Paribas	The Bank of New York Mellon China Select ADR Index	436	1,572,885	(1.451)%	7/17/2014	73,240
BNP Paribas	The Bank of New York Mellon China Select ADR Index	191	693,249	(1.451)%	8/21/2014	36,518
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR Index	2,284	7,435,401	(1.601)%	12/18/2014	(384,996)

			$25,773,783			$(651,641)

The accompanying notes are an integral part of these financial statements.

24	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 4.9%
24,864	iShares MSCI EAFE® Index Fund	$1,540,076

	TOTAL INVESTMENT COMPANIES (Cost $1,480,211)	$1,540,076

SHORT TERM INVESTMENTS - 57.1%
Money Market Funds - 57.1%
13,126,364	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	13,126,364
4,701,199	Morgan Stanley Institutional Global Liquidity Treasury Fund , 0.03% (a)	4,701,199

		17,827,563

	TOTAL SHORT TERM INVESTMENTS (Cost $17,827,563)	$17,827,563

	TOTAL INVESTMENTS - 62.0% (b) (Cost $19,307,774)	$19,367,639
	Other Assets in Excess of Liabilities - 38.0%	11,862,020

	TOTAL NET ASSETS - 100.0%	$31,229,659

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,827,563.

Direxion Daily Developed Markets Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI EAFE® Index Fund	446,887	$26,174,951	(0.399)%	3/21/2014	$1,485,437
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	369,998	21,807,638	0.001%	4/22/2014	1,109,978
BNP Paribas	iShares MSCI EAFE® Index Fund	10,104	625,842	(0.449)%	9/18/2014	23,779
BNP Paribas	iShares MSCI EAFE® Index Fund	415,764	24,881,634	(0.449)%	11/20/2014	840,331
Deutsche Bank AG London	iShares MSCI EAFE® Index Fund	244,962	13,533,625	(0.399)%	4/29/2016	1,734,177

			$87,023,690			$5,193,702

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	25

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 85.7%
Money Market Funds - 85.7%
5,525,313	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$5,525,313
3,457,156	Morgan Stanley Institutional Global Liquidity Treasury Fund , 0.03% (a)	3,457,156

		$8,982,469

	TOTAL SHORT TERM INVESTMENTS (Cost $8,982,469)	$8,982,469

	TOTAL INVESTMENTS - 85.7% (b) (Cost $8,982,469)
	Other Assets in Excess of Liabilities - 14.3%	1,495,989

	TOTAL NET ASSETS - 100.0%	$10,478,458

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,982,469.

Direxion Daily Developed Markets Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	162,776	$8,353,382	(0.351)%	6/19/2013	$(1,847,443)
Credit Suisse International	iShares MSCI EAFE® Index Fund	179,584	10,450,535	(0.051)%	3/10/2014	(673,996)
BNP Paribas	iShares MSCI EAFE® Index Fund	89,817	5,313,477	(0.051)%	11/20/2014	(249,880)
Deutsche Bank AG London	iShares MSCI EAFE® Index Fund	75,338	4,278,052	(0.101)%	4/29/2016	(405,136)

			$28,395,446			$(3,176,455)

The accompanying notes are an integral part of these financial statements.

26	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 7.9%
512,157	iShares MSCI Emerging Markets Index Fund	$22,171,277

	TOTAL INVESTMENT COMPANIES (Cost $22,456,449)	$22,171,277

SHORT TERM INVESTMENTS - 59.3%
Money Market Funds - 59.3%
97,128,155	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$97,128,155
39,889,101	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% ††(a)	39,889,101
30,207,782	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	30,207,782

	TOTAL SHORT TERM INVESTMENTS (Cost $167,225,038)	$167,225,038

Shares		Value
	TOTAL INVESTMENTS (Cost $189,681,487) - 67.2% (b)	$189,396,315
	Other Assets in Excess of Liabilities - 32.8%	92,600,531

	TOTAL NET ASSETS - 100.0%	$281,996,846

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $167,225,038.

(c)	Includes $358,013 cash segregated as collateral for swap contracts.

Direxion Daily Emerging Markets Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares MSCI Emerging Market Index Fund	3,254,888	$137,775,258	(0.449)%	8/5/2013	$3,497,525
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	3,392,387	147,662,923	(0.549)%	9/26/2013	(903,709)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index Fund	3,209,559	134,241,373	(0.449)%	5/9/2014	4,665,904
BNP Paribas	iShares MSCI Emerging Market Index Fund	314,617	13,068,658	(0.449)%	5/15/2014	520,129
Credit Suisse International	iShares MSCI Emerging Market Index Fund	3,646,773	152,055,117	(0.399)%	5/19/2014	5,791,437
BNP Paribas	iShares MSCI Emerging Market Index Fund	597,245	24,117,520	(0.449)%	6/19/2014	1,687,259
Deutsche Bank AG London	iShares MSCI Emerging Market Index Fund	3,081,409	131,102,710	(0.399)%	6/30/2014	2,230,028
BNP Paribas	iShares MSCI Emerging Market Index Fund	116,664	5,051,394	(0.449)%	7/17/2014	(8,986)
BNP Paribas	iShares MSCI Emerging Market Index Fund	754,537	32,963,592	(0.449)%	9/18/2014	(329,566)
BNP Paribas	iShares MSCI Emerging Market Index Fund	662,068	27,863,657	(0.449)%	11/20/2014	789,230

			$805,902,202			$17,939,251

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	27

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 72.0%
Money Market Funds - 72.0%
47,138,164	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$47,138,164
10,694,385	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% †† (a)	10,694,385
11,403,323	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	11,403,323

	TOTAL SHORT TERM INVESTMENTS (Cost $69,235,872)	$69,235,872

	TOTAL INVESTMENTS (Cost $69,235,872) - 72.0% (b)	$69,235,872
	Other Assets in Excess of Liabilities - 28.0% (c)	26,961,740

	TOTAL NET ASSETS - 100.0%	$96,197,612

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,235,872.

(c)	Includes $1,382,665 cash segregated as collateral for swap contracts.

Direxion Daily Emerging Markets Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation / (Depreciation)
Citibank N.A.	iShares MSCI Emerging Market Index Fund	1,236,939	$52,362,860	(0.451%)	8/5/2013	$(1,228,433)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	997,050	42,775,108	(0.501%)	9/26/2013	(420,257)
Credit Suisse International	iShares MSCI Emerging Market Index Fund	1,271,356	53,724,071	(0.151%)	3/21/2014	(1,322,179)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index Fund	983,174	41,115,492	0.049%	4/22/2014	(1,444,465)
BNP Paribas	iShares MSCI Emerging Market Index Fund	285,871	12,552,944	(0.701%)	8/21/2014	156,932
BNP Paribas	iShares MSCI Emerging Market Index Fund	100,000	4,308,138	(0.701%)	9/18/2014	(26,538)
Deutsche Bank AG London	iShares MSCI Emerging Market Index Fund	896,722	37,748,561	(0.801%)	9/23/2015	(1,085,946)
BNP Paribas	iShares MSCI Emerging Market Index Fund	895,569	37,915,922	(0.701%)	11/20/2014	(881,637)

			$282,503,096			$(6,252,523)

The accompanying notes are an integral part of these financial statements.

28	DIREXION SEMI-ANNUAL REPORT

Direxion Daily India Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 28.5%
425,062	PowerShares India Portfolio	$8,042,173

	TOTAL INVESTMENT COMPANIES (Cost $8,054,709)	$8,042,173

SHORT TERM INVESTMENTS - 41.7%
Money Market Funds - 41.7%
8,711,829	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$8,711,829
2,580,029	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% ††(a)	2,580,029
470,000	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	470,000

	TOTAL SHORT TERM INVESTMENTS (Cost $11,761,858)	$11,761,858

	TOTAL INVESTMENTS (Cost $19,816,567) - 70.2%(b)	$19,804,031
	Other Assets in Excess of Liabilities - 29.8%	8,425,299

	TOTAL NET ASSETS - 100.0%	$28,229,330

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,761,858.

Direxion Daily India Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	PowerShares India Portfolio	537,335	$10,006,290	(0.699)%	9/26/2013	$151,281
Credit Suisse Securities (Europe) Limited	PowerShares India Portfolio	1,745,516	32,399,164	0.751%	3/21/2014	653,749
Morgan Stanley Capital Services	PowerShares India Portfolio	151,256	2,740,734	(0.699)%	4/29/2014	120,066
BNP Paribas	PowerShares India Portfolio	340,818	6,600,981	(0.449)%	8/21/2014	(160,765)
BNP Paribas	PowerShares India Portfolio	27,768	509,367	(0.449)%	9/18/2014	15,651
Deutsche Bank AG London	PowerShares India Portfolio	1,248,377	23,008,014	0.051%	3/11/2015	612,921

			$75,264,550			$1,392,903

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	29

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 14.9%
75,356	iShares S&P® Latin America 40 Index Fund	$3,265,176

	TOTAL INVESTMENT COMPANIES (Cost $3,374,223)	$3,265,176

SHORT TERM INVESTMENTS - 58.3%
Money Market Funds - 58.3%
12,795,073	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$12,795,073

	TOTAL SHORT TERM INVESTMENTS (Cost $12,795,073)	$12,795,073

	TOTAL INVESTMENTS (Cost $16,169,296) - 73.2% (b)	$16,060,249
	Other Assets in Excess of Liabilities - 26.8%	5,890,230

	TOTAL NET ASSETS - 100.0%	$21,950,479

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,795,073.

Direxion Daily Latin America Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	iShares S&P® Latin America 40 Index Fund	914,051	$39,020,837	(0.399%)	5.19/14	$578,934
BNP Paribas	iShares S&P® Latin America 40 Index Fund	269,605	11,597,112	(0.449%)	11/20/2014	93,911
Deutsche Bank AG London	iShares S&P® Latin America 40 Index Fund	260,787	11,107,112	(0.449%)	12/18/2014	296,197

			$61,725,061			$969,042

The accompanying notes are an integral part of these financial statements.

30	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 11.7%
82,660	Market Vectors® Russia ETF	$2,210,328

	TOTAL INVESTMENT COMPANIES (Cost $2,152,751)	$2,210,328

SHORT TERM INVESTMENTS - 55.8%
Money Market Funds - 55.8%
9,210,297	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$9,210,297
1,330,019	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	1,330,019

	TOTAL SHORT TERM INVESTMENTS (Cost $10,540,316)	$10,540,316

	TOTAL INVESTMENTS (Cost $12,693,067) - 67.5% (b)	$12,750,644
	Other Assets in Excess of Liabilities - 32.5%	6,141,772

	TOTAL NET ASSETS - 100.0%	$18,892,416

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,540,316.

Direxion Daily Russia Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	Market Vectors® Russia ETF	1,161,980	$29,164,887	0.251%	7/23/2013	$2,737,577
Bank of America Merrill Lynch	Market Vectors® Russia ETF	162,175	4,471,109	(0.499%)	8/27/2014	(136,602)
BNP Paribas	Market Vectors® Russia ETF	1,775	51,894	(0.449%)	9/18/2014	(4,471)
BNP Paribas	Market Vectors® Russia ETF	507,226	13,214,733	(0.449%)	11/20/2014	347,156
Deutsche Bank AG London	Market Vectors® Russia ETF	203,786	5,601,325	(0.199%)	5/18/2016	(152,932)

			$52,503,948			$2,790,728

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	31

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 67.2%
Money Market Funds - 67.2%
45,972,590	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$45,972,590
3,760,016	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	3,760,016
1	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1

	TOTAL SHORT TERM INVESTMENTS (Cost $49,732,607)	$49,732,607

	TOTAL INVESTMENTS (Cost $49,732,607) - 67.2%(b)	$49,732,607
	Other Assets in Excess of Liabilities - 32.8%(c)	24,287,973

	TOTAL NET ASSETS - 100.0%	$74,020,580

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,732,607.

(c)	Includes $6,281,579 cash segregated as collateral for swap contracts.

Direxion Daily Russia Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	Market Vectors® Russia ETF	3,384,400	$87,557,787	(1.351%)	3/21/2014	$(2,968,667)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	556,912	15,025,731	(1.551%)	8/27/2014	115,347
BNP Paribas	Market Vectors® Russia ETF	3,843,252	99,656,345	(1.551%)	11/20/2014	(3,142,533)
Deutsche Bank AG London	Market Vectors® Russia ETF	520,207	13,847,600	(1.801%)	5/18/2016	(74,755)

			$216,087,463			$(6,070,608)

The accompanying notes are an integral part of these financial statements.

32	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Brazil Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 25.1%
18,000	iShares MSCI Brazil Capped Index Fund	$992,700

	TOTAL INVESTMENT COMPANIES (Cost $992,682)	$992,700

SHORT TERM INVESTMENTS - 43.5%
Money Market Funds - 43.5%
1,720,000	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$1,720,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,720,000)	$1,720,000

	TOTAL INVESTMENTS (Cost $2,712,682) - 68.6% (b)	$2,712,700
	Other Assets in Excess of Liabilities - 31.4%	1,237,612

	TOTAL NET ASSETS - 100.0%	$3,950,312

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,720,000.

Direxion Daily Brazil Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped Index Fund	196,886	$10,827,346	(0.499%)	5/12/2014	$28,136

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	33

Direxion Daily South Korea Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 20.5%
7,881	iShares MSCI South Korea Capped Index Fund	$460,408

	TOTAL INVESTMENT COMPANIES (Cost $447,869)	$460,408

SHORT TERM INVESTMENTS - 24.0%
Money Market Funds - 24.0%
540,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$540,000

	TOTAL SHORT TERM INVESTMENTS (Cost $540,000)	$540,000

	TOTAL INVESTMENTS (Cost $987,869) - 44.5% (b)	$1,000,408
	Other Assets in Excess of Liabilities - 55.5%	1,246,736

	TOTAL NET ASSETS - 100.0%	$2,247,144

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $540,000.

Direxion Daily South Korea Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped Index Fund	95,588	$5,483,816	(0.498%)	5/27/2014	$100,079
Morgan Stanley Capital Services	iShares MSCI South Korea Capped Index Fund	11,927	674,676	(0.749%)	4/13/2015	21,884

			$6,158,492			$121,963

The accompanying notes are an integral part of these financial statements.

34	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 12.6%
10,854	Materials Select Sector SPDR® Fund	$429,276

	TOTAL INVESTMENT COMPANIES (Cost $423,523)	$429,276

SHORT TERM INVESTMENTS - 58.1%
Money Market Funds - 58.1%
1,969,676	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$1,969,676

	TOTAL SHORT TERM INVESTMENTS (Cost $1,969,676)	$1,969,676

	TOTAL INVESTMENTS (Cost $2,393,199) - 70.7% (b)	$2,398,952
	Other Assets in Excess of Liabilities - 29.3%	993,177

	TOTAL NET ASSETS - 100.0%	$3,392,129

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,969,676.

Direxion Daily Basic Materials Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Materials Select Sector SPDR® Fund	80,250	$3,125,282	(0.449%)	11/20/2014	$47,850
Deutsche Bank AG London	Materials Select Sector SPDR® Fund	166,200	5,262,210	(0.299%)	6/17/2016	1,491,601

			$8,387,492			$1,539,451

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	35

Direxion Daily Gold Miners Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 24.1%
2,625,555	Market Vectors® Gold Miners ETF	$79,711,849

	TOTAL INVESTMENT COMPANIES (Cost $82,203,158)	$79,711,849

SHORT TERM INVESTMENTS - 91.1%
Money Market Funds - 91.1%
289,302,304	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$289,302,304
12,400,481	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	12,400,481

	TOTAL SHORT TERM INVESTMENTS (Cost $301,702,785)	$301,702,785

	TOTAL INVESTMENTS (Cost $383,905,943) - 115.2% (b)	$381,414,634
	Other Liabilities in Excess of Assets - (15.2%) (c)	(50,421,440)

	TOTAL NET ASSETS - 100.0%	$330,993,194

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $301,702,785.

(c)	Includes $2,593,684 cash segregated as collateral for swap contracts at April 30, 2013.

Direxion Daily Gold Miners Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	700,000	$27,232,948	(0.449%)	7/19/2013	$(5,957,450)
Citibank N.A.	Market Vectors® Gold Miners ETF	5,786,024	205,744,021	(0.399%)	2/19/2014	(30,183,105)
Credit Suisse International	Market Vectors® Gold Miners ETF	13,557,815	451,653,197	0.181%	4/7/2014	(39,973,363)
BNP Paribas	Market Vectors® Gold Miners ETF	1,444,314	54,255,080	(0.449%)	9/18/2014	(10,445,246)
BNP Paribas	Market Vectors® Gold Miners ETF	2,841,103	93,352,437	(0.449%)	11/20/2014	(7,125,446)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	5,752,591	198,544,658	(0.299%)	12/10/2015	(23,935,357)

			$1,030,782,341			$(117,619,967)

The accompanying notes are an integral part of these financial statements.

36	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 81.0%
Money Market Funds - 81.0%
40,209,860	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$40,209,860
6,460,479	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	6,460,479

	TOTAL SHORT TERM INVESTMENTS (Cost $46,670,339)	$46,670,339

	TOTAL INVESTMENTS (Cost $46,670,339) 81.0% (b)	$46,670,339
	Other Assets in Excess of Liabilities - 19.0%	10,933,347

	TOTAL NET ASSETS - 100.0%	$57,603,686

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,670,339.

Direxion Daily Gold Miners Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	634,515	$25,814,595	(0.051%)	7/16/2013	$6,518,186
Citibank N.A.	Market Vectors® Gold Miners ETF	1,047,187	37,375,858	(0.401%)	4/3/2014	5,566,979
Credit Suisse International	Market Vectors® Gold Miners ETF	587,146	17,205,984	(0.731%)	5/19/2014	(620,689)
BNP Paribas	Market Vectors® Gold Miners ETF	1,933,804	62,307,165	(0.301%)	11/20/2014	3,588,549
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	1,489,630	53,321,122	(0.301%)	12/10/2015	8,082,347

			$196,024,724			$23,135,372

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	37

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 54.7%
406,581	Health Care Select Sector SPDR® Fund	$19,243,479

	TOTAL INVESTMENT COMPANIES (Cost $18,550,148)	$19,243,479

SHORT TERM INVESTMENTS - 35.5%
Money Market Funds - 35.5%
4,052,630	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$4,052,630
8,440,017	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	8,440,017

	TOTAL SHORT TERM INVESTMENTS (Cost $12,492,647)	$12,492,647

	TOTAL INVESTMENTS (Cost $31,042,795) -90.2% (b)	$31,736,126
	Other Assets in Excess of Liabilities - 9.8%	3,438,897

	TOTAL NET ASSETS - 100.0%	$35,175,023

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,492,647.

Direxion Daily Healthcare Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	685,849	$32,253,154	(0.499%)	5/29/2013	$203,382
Credit Suisse International	Health Care Select Sector SPDR® Fund	718,384	32,292,968	(0.499%)	3/21/2014	1,767,819
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	418,769	17,808,420	(0.299%)	10/3/2017	2,095,903

			$82,354,542			$4,067,104

The accompanying notes are an integral part of these financial statements.

38	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 17.7%
Oil and Gas Extraction - 16.3%
2,006	Anadarko Petroleum Corp.	$170,029
2,203	Apache Corp.	162,758
8,454	Bill Barrett Corp. (a)	167,896
2,582	Cabot Oil & Gas Corp.	175,705
7,818	Chesapeake Energy Corp.	152,764
2,361	Cimarex Energy Co.	172,778
10,452	Comstock Resources, Inc. (a)	163,678
2,965	Devon Energy Corp.	163,253
8,626	Encana Corp.	159,150
23,323	EXCO Resources, Inc.	169,325
28,028	Forest Oil Corp. (a)	117,437
11,360	Goodrich Petroleum Corp. (a)	148,134
41,484	Magnum Hunter Resources Corp. (a)	112,836
7,030	Newfield Exploration Co. (a)	153,184
1,482	Noble Energy, Inc.	167,896
5,338	QEP Resources, Inc.	153,254
7,048	Questar Corp.	178,949
78,664	Quicksilver Resources, Inc. (a)	198,232
2,113	Range Resources Corp.	155,348
4,437	Southwestern Energy Co. (a)	166,033
6,704	Statoil ASA ADR	164,248
7,604	Stone Energy Corp. (a)	150,027
11,231	Swift Energy Co. (a)	145,329
13,806	Talisman Energy, Inc.	164,153
9,064	Ultra Petroleum Corp. (a)	193,970

		4,026,366

Real Estate - 0.6%
36,979	Penn Virginia Corp.	149,025

Utilities - 0.8%
2,555	EQT Corp.	191,932

	TOTAL COMMON STOCKS (Cost $4,253,201)	$4,367,323

Shares		Value

SHORT TERM INVESTMENTS - 45.7%
Money Market Funds - 45.7%
6,773,877	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$6,773,877
4,501,143	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	4,501,143

	TOTAL SHORT TERM INVESTMENTS (Cost $11,275,020)	$11,275,020

	TOTAL INVESTMENTS - 63.4% (Cost $15,528,221) (c)	$15,642,343
	Other Assets in Excess of Liabilities - 36.6% (d)	9,019,194

	TOTAL NET ASSETS - 100.0%	$24,661,537

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2013.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,275,020.

(d)	Includes $280,000 cash segregated as collateral for swap contracts at April 30, 2013.

ADR — American Depository Receipt

Direxion Daily Natural Gas Related Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	190,450	$18,532,349	0.101%	5/31/2013	$139,949
Credit Suisse International	ISE-Revere Natural Gas IndexTM	297,475	29,325,800	0.051%	3/14/2014	(167,292)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	222,827	21,793,205	(0.349%)	7/17/2015	32,773

			$69,651,354			$5,430

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	39

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 69.9%
Money Market Funds - 69.9%
2,894,266	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,894,266
470,061	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	470,061

	TOTAL SHORT TERM INVESTMENTS (Cost $3,364,327)	$3,364,327

	TOTAL INVESTMENTS - 69.9% (Cost $3,364,327) (b)	$3,364,327
	Other Assets in Excess of Liabilities - 30.1%	1,451,020

	TOTAL NET ASSETS - 100.0%	$4,815,347

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,364,327.

Direxion Daily Natural Gas Related Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	13,913	$1,344,328	(0.501%)	10/22/2013	$(18,510)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	67,237	6,949,510	(0.551%)	3/14/2014	357,985
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	66,336	6,851,803	(0.251%)	12/5/2015	345,213

			$15,145,641			$684,688

The accompanying notes are an integral part of these financial statements.

40	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 10.0%
Broadcasting (except Internet) - 0.2%
857	Liberty Interactive Corp. Class A (a)	$18,246

Building Material and Garden Equipment and Supplies Dealers - 2.0%
2,348	Home Depot, Inc.	172,225
1,725	Lowe’s Companies, Inc.	66,275

		238,500

Clothing and Clothing Accessories Stores - 1.2%
122	Abercrombie & Fitch Co. Class A	6,046
301	American Eagle Outfitters, Inc.	5,854
188	Ascena Retail Group, Inc. (a)	3,478
257	Chicos FAS, Inc.	4,695
45	Dillard’s, Inc. Class A	3,708
51	DSW, Inc. Class A	3,372
233	Foot Locker, Inc.	8,125
440	Gap, Inc.	16,716
228	Nordstrom, Inc.	12,903
348	Ross Stores, Inc.	22,992
1,137	TJX Companies, Inc.	55,452
163	Urban Outfitters, Inc. (a)	6,755

		150,096

Electronics and Appliance Stores - 0.2%
117	Aaron’s, Inc.	3,359
413	Best Buy Co., Inc.	10,734
181	GameStop Corp. Class A	6,317
12	Sears Hometown & Outlet Stores Inc. (a)	535

		20,945

Furniture and Home Furnishings Stores - 0.3%
357	Bed Bath & Beyond, Inc. (a)	24,562
136	Williams-Sonoma, Inc.	7,300

		31,862

General Merchandise Stores - 3.8%
91	Big Lots, Inc. (a)	3,314
665	Costco Wholesale Corp.	72,106
283	Dollar General Corp. (a)	14,741
356	Dollar Tree, Inc. (a)	16,931
148	Family Dollar Stores, Inc.	9,083
245	J.C. Penney Co., Inc.	4,023
353	Kohl’s Corp.	16,612
595	Macy’s, Inc.	26,538
171	O’Reilly Automotive, Inc. (a)	18,352
56	Sears Holdings Corp. (a)	2,875
1,014	Target Corp.	71,548
111	Tractor Supply Co.	11,896
2,593	Wal-Mart Stores, Inc.	201,528

		469,547

Health and Personal Care Stores - 0.3%
370	L Brands, Inc.	18,652
238	Sally Beauty Holdings, Inc. (a)	7,154
96	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8,414

		34,220

Shares		Value

Merchant Wholesalers, Nondurable Goods - 0.0% (†)
82	Nu Skin Enterprises, Inc. Class A	$4,160

Miscellaneous Store Retailers - 0.2%
157	PetSmart, Inc.	10,714
1,057	Staples, Inc.	13,995

		24,709

Motion Picture and Sound Recording Industries - 0.1%
85	Netflix, Inc. (a)	18,365

Motor Vehicle and Parts Dealers - 0.4%
113	Advance Auto Parts, Inc.	9,478
54	AutoNation, Inc. (a)	2,458
55	AutoZone, Inc. (a)	22,500
350	CarMax, Inc. (a)	16,114

		50,550

Nonstore Retailers - 1.2%
555	Amazon.com, Inc. (a)	140,865

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.1%
142	Dick’s Sporting Goods, Inc.	6,830

	TOTAL COMMON STOCKS (Cost $1,190,081)	$1,208,895

SHORT TERM INVESTMENTS - 58.2%
Money Market Funds - 58.2%
7,053,388	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$7,053,388

	TOTAL SHORT TERM INVESTMENTS (Cost $7,053,388)	$7,053,388

	TOTAL INVESTMENTS - 68.2% (Cost $8,243,469) (c)	$8,262,283
	Other Assets in Excess of Liabilities - 31.8%	3,860,930

	TOTAL NET ASSETS - 100.0%	$12,123,213

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2013.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,053,388.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	41

Direxion Daily Retail Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Russell 1000® Retail Index	13,272	$23,448,394	(0.349%)	03/14/2014	$1,536,734
BNP Paribas	Russell 1000® Retail Index	3,018	5,623,952	(0.449%)	11/20/2014	44,012
Deutsche Bank AG London	Russell 1000® Retail Index	2,433	2,866,569	(0.349%)	08/7/2015	1,777,252

			$31,938,915			$3,357,998

The accompanying notes are an integral part of these financial statements.

42	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 4.9%
Computer and Electronic Product Manufacturing - 4.1%
13,609	Advanced Micro Devices, Inc. (a)	$38,377
3,217	Altera Corp.	102,976
3,329	Avago Technologies Ltd.	106,395
6,684	Broadcom Corp. Class A	240,624
1,225	Cirrus Logic, Inc. (a)	23,655
2,221	Cree, Inc. (a)	125,642
599	Hittite Microwave Corp. (a)	33,610
10,927	Intel Corp.	261,702
785	InterDigital, Inc.	34,862
2,087	KLA-Tencor Corp.	113,220
2,984	Linear Technology Corp.	108,916
10,194	Marvell Technology Group Ltd.	109,687
819	Mellanox Technologies Ltd. (a)	41,753
4,398	MEMC Electronic Materials, Inc. (a)	23,749
13,583	Micron Technology, Inc. (a)	127,952
1,005	MKS Instruments, Inc.	27,004
3,527	NXP Semiconductor NV (a)	97,169
552	Power Integrations, Inc.	22,858
431	Rubicon Technology, Inc. (a)	3,194
2,264	SanDisk Corp. (a)	118,724
828	Spreadtrum Communications, Inc. ADR	18,100
1,716	STMicroelectronics NV ADR	14,895
12,488	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	238,271
3,583	Teradyne, Inc. (a)	58,905
6,632	Texas Instruments, Inc.	240,145
746	Veeco Instruments, Inc. (a)	28,400
3,062	Xilinx, Inc.	116,080

		2,476,865

Machinery Manufacturing - 0.6%
16,636	Applied Materials, Inc.	241,388
2,699	Lam Research Corp. (a)	124,748

		366,136

Shares		Value
Publishing Industries (except Internet) - 0.2%
9,008	NVIDIA Corp.	$124,040

	TOTAL COMMON STOCKS (Cost $3,117,073)	$2,967,041

SHORT TERM INVESTMENTS - 47.4%
Money Market Funds - 47.4%
18,435,295	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$18,435,295
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††) (b)	1
10,294,567	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	10,294,567

	TOTAL SHORT TERM INVESTMENTS (Cost $28,729,863)	$28,729,863

	TOTAL INVESTMENTS - 52.3% (Cost $31,846,936) (c)	$31,696,904
	Other Assets in Excess of Liabilities - 47.7%	28,889,542

	TOTAL NET ASSETS - 100.0%	$60,586,446

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2013.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,729,863.

ADR — American Depository Receipt

Direxion Daily Semiconductor Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (Europe) Limited	PHLX Semiconductor Sector Index	246,343	$89,068,214	(0.199%)	10/14/2013	$21,293,373
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	125,812	45,720,208	(0.399%)	10/29/2013	10,408,952
Deutsche Bank AG London	PHLX Semiconductor Sector Index	30,212	13,249,614	(0.199%)	03/11/2015	178,926

			$148,038,036			$31,881,251

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	43

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 75.6%
Money Market Funds - 75.6%
31,958,231	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$31,958,231
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1
12,532,054	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	12,532,054

	TOTAL SHORT TERM INVESTMENTS (Cost $44,490,286)	$44,490,286

	TOTAL INVESTMENTS - 75.6% (Cost $44,490,286) (b)	$44,490,286
	Other Assets in Excess of Liabilities - 24.4%	14,359,268

	TOTAL NET ASSETS - 100.0%	$58,849,554

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,490,286.

Direxion Daily Semiconductor Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	99,982	$42,113,555	0.049%	10/11/2013	$(2,349,016)
Credit Suisse International	PHLX Semiconductor Sector Index	184,263	78,296,896	(0.201%)	04/01/2014	(3,667,006)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	113,074	49,199,380	(0.201%)	03/11/2015	(1,046,584)

			$169,609,831			$(7,062,606)

The accompanying notes are an integral part of these financial statements.

44	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 6.4%
144,507	Energy Select Sector Index	$11,310,563

	TOTAL INVESTMENT COMPANIES (Cost $11,359,300)	$11,310,563

SHORT TERM INVESTMENTS - 47.1%
Money Market Funds - 47.1%
83,086,436	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$83,086,436

	TOTAL SHORT TERM INVESTMENTS (Cost $83,086,436)	$83,086,436

	TOTAL INVESTMENTS (Cost $94,445,736) -53.5% (b)	$94,396,999
	Other Assets in Excess of Liabilities - 46.5%	81,885,288

	TOTAL NET ASSETS - 100.0%	$176,282,287

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $83,086,436.

Direxion Daily Energy Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (Europe) Limited	Energy Select Sector Index	538,560	$352,814,749	(0.499%)	6/10/2013	$75,507,409
Citibank N.A.	Energy Select Sector Index	24,269	19,159,179	(0.499%)	12/30/2013	(67,067)
BNP Paribas	Energy Select Sector Index	55,460	42,475,496	(0.449%)	11/20/2014	1,154,523
Deutsche Bank AG London	Energy Select Sector Index	39,618	30,247,626	(0.499%)	12/16/2014	917,962

			$444,697,050			$77,512,827

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	45

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 67.0%
Money Market Funds - 67.0%
40,744,087	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$40,744,087
14,313,373	Morgan Stanley Institutional
	Global Liquidity Treasury Fund, 0.03%(a)	14,313,373

	TOTAL SHORT TERM INVESTMENTS (Cost $55,057,460)	$55,057,460

	TOTAL INVESTMENTS (Cost $55,057,460) - 67.0%(b)	$55,057,460
	Other Assets in Excess of Liabilities - 33.0%	27,101,297

	TOTAL NET ASSETS - 100.0%	$82,158,757

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,057,460.

Direxion Daily Energy Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Energy Select Sector Index	67,404	$51,633,231	(0.051%)	7/30/2013	$(1,626,670)
Citibank N.A.	Energy Select Sector Index	50,772	38,979,133	(0.251%)	12/30/2013	(1,076,607)
Credit Suisse International	Energy Select Sector Index	156,928	122,423,716	(0.001%)	4/1/2014	(1,151,254)
BNP Paribas	Energy Select Sector Index	9,780	7,595,072	(0.501%)	11/20/2014	(98,813)
Deutsche Bank AG London	Energy Select Sector Index	28,446	21,212,025	(0.051%)	9/23/2015	(1,169,462)

			$241,843,177			$(5,122,806)

The accompanying notes are an integral part of these financial statements.

46	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 4.5%
Accommodation - 0.0%
11,668	Host Hotels & Resorts, Inc.	$213,174

Administrative and Support Services - 0.0%
663	Dun & Bradstreet Corp.	58,642
1,953	Equifax, Inc.	119,523
1,371	Lender Processing Services, Inc.	38,032

		216,197

Amusement, Gambling, and Recreation Industries - 0.0%
1,275	Global Payments, Inc.	59,160

Beverage and Tobacco Product Manufacturing - 0.0%
5,061	Loews Corp.	226,075

Computer and Electronic Product Manufacturing - 0.0%
1,581	CoreLogic, Inc. (a)	43,130

Credit Intermediation and Related Activities - 1.9%
16,246	American Express Co.	1,111,390
3,365	Ameriprise Financial, Inc.	250,793
174,852	Bank Of America Corp.	2,152,428
739	Bank of Hawaii Corp.	35,243
19,352	Bank Of New York Mellon Corp.	546,113
599	BankUnited, Inc.	15,185
11,335	BB&T Corp.	348,778
418	BOK Financial Corp.	26,121
9,416	Capital One Financial Corp.	544,057
3,432	CapitalSource, Inc.	30,716
2,481	Capitol Federal Financial, Inc.	29,375
3,258	CIT Group, Inc. (a)	138,498
47,574	Citigroup, Inc.	2,219,803
3,191	Comerica, Inc.	115,674
1,279	Commerce Bancshares, Inc.	51,301
864	Cullen/Frost Bankers, Inc.	52,194
8,072	Discover Financial Services	353,069
2,216	East West Bancorp, Inc.	53,915
14,928	Fifth Third Bancorp	254,224
77	First Citizens BancShares, Inc. Class A	14,354
4,100	First Horizon National Corp.	42,640
5,722	First Niagara Financial Group, Inc.	54,416
1,655	First Republic Bank	62,857
790	FleetCor Technologies, Inc. (a)	60,751
3,258	Fulton Financial Corp.	36,033
8,569	Hudson City Bancorp, Inc.	71,208
61,763	JPMorgan Chase & Co.	3,027,006
15,465	KeyCorp	154,186
2,053	M&T Bank Corp.	205,711
7,125	New York Community Bancorp, Inc.	96,544
3,498	Northern Trust Corp.	188,612
5,451	People’s United Financial, Inc.	71,735
8,580	PNC Financial Services Group, Inc.	582,410
1,668	Popular, Inc. (a)	47,521

Shares		Value

Credit Intermediation and Related Activities (continued)
22,917	Regions Financial Corp.	$194,565
789	Signature Bank (a)	56,500
7,499	SLM Corp.	154,854
7,413	State Street Corp.	433,438
8,732	SunTrust Banks, Inc.	255,411
717	SVB Financial Group (a)	50,986
12,762	Synovus Financial Corp.	34,330
2,631	TCF Financial Corp.	38,281
1,303	TFS Financial Corp. (a)	14,164
30,733	U.S. Bancorp	1,022,794
3,200	Valley National Bancorp	28,768
8,479	Visa, Inc. Class A	1,428,373
1,734	Washington Federal, Inc.	29,773
79,493	Wells Fargo & Co.	3,019,144
9,282	Western Union Co.	137,466
2,989	Zions Bancorporation	73,589

		20,017,297

Data Processing, Hosting and Related Services - 0.0%
2,214	Fiserv, Inc. (a)	201,718
2,629	Total System Services, Inc.	62,097

		263,815

Forestry and Logging - 0.0%
2,620	Plum Creek Timber Co., Inc.	135,035
8,720	Weyerhaeuser Co.	266,047

		401,082

Funds, Trusts, and Other Financial Vehicles - 0.0%
5,123	American Capital Ltd. (a)	77,511
4,349	Ares Capital Corp.	78,978

		156,489

Insurance Carriers and Related Activities - 1.0%
5,495	ACE Ltd.	489,824
7,587	Aflac, Inc.	413,036
275	Alleghany Corp. (a)	108,279
590	Allied World Assurance Co. Holdings AG	53,578
7,959	Allstate Corp.	392,060
1,291	American Financial Group, Inc.	62,317
10,460	American International Group, Inc. (a)	433,253
117	American National Insurance Co.	11,002
5,015	Aon PLC	302,655
2,198	Arch Capital Group Ltd. (a)	116,626
1,923	Arthur J. Gallagher & Co.	81,631
1,160	Aspen Insurance Holdings Ltd.	44,300
1,316	Assurant, Inc.	62,563
2,780	Assured Guaranty Ltd.	57,351
1,678	Axis Capital Holdings Ltd.	74,889
28,895	Berkshire Hathaway, Inc. Class B (a)	3,072,115
1,897	Brown & Brown, Inc.	58,788
4,380	Chubb Corp.	385,747
2,369	Cincinnati Financial Corp.	115,868
428	CNA Financial Corp.	14,428

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	47

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

Insurance Carriers and Related Activities (continued)
704	Endurance Specialty Holdings Ltd.	$34,475
419	Erie Indemnity Co. Class A	33,340
856	Everest Re Group Ltd.	115,551
3,615	Fidelity National Financial, Inc. Class A	97,063
7,975	Genworth Financial, Inc. Class A (a)	79,989
731	Hanover Insurance Group, Inc.	36,864
7,153	Hartford Financial Services Group, Inc.	200,928
1,642	HCC Insurance Holdings, Inc.	69,949
799	Kemper Corp.	25,456
4,355	Lincoln National Corp.	148,114
157	Markel Corp. (a)	84,191
8,863	Marsh & McLennan Companies, Inc.	336,883
2,296	MBIA, Inc. (a)	21,720
435	Mercury General Corp.	19,884
13,802	MetLife, Inc.	538,140
4,210	Old Republic International Corp.	56,835
994	PartnerRE Ltd.	93,774
4,870	Principal Financial Group, Inc.	175,807
995	ProAssurance Corp.	48,745
9,916	Progressive Corp.	250,776
1,314	Protective Life Corp.	50,011
7,579	Prudential Financial, Inc.	457,923
1,196	Reinsurance Group of America, Inc.	74,810
717	RenaissanceRe Holdings Ltd.	67,319
720	StanCorp Financial Group, Inc.	31,090
1,515	Torchmark Corp.	94,036
6,312	Travelers Companies, Inc.	539,108
4,377	Unum Group	122,075
1,676	Validus Holdings Ltd.	64,710
1,800	W.R. Berkley Corp.	78,156
91	White Mountains Insurance Group Ltd.	52,626
4,783	XL Group PLC	148,943

		10,599,601

Management of Companies and Enterprises - 0.2%
2,822	Associated Banc-Corp	40,270
757	City National Corp.	43,323
7,553	Goldman Sachs Group, Inc.	1,103,266
14,029	Huntington Bancshares, Inc.	100,588
24,998	Morgan Stanley	553,706

		1,841,153

Professional, Scientific, and Technical Services - 0.2%
817	Alliance Data Systems Corp. (a)	140,336
2,026	Broadridge Financial Solutions, Inc.	51,015

Shares		Value

Professional, Scientific, and Technical Services (continued)
729	FactSet Research System, Inc.	$68,577
1,417	Jack Henry & Associates, Inc.	65,748
819	LPL Investment Holdings, Inc.	28,305
1,759	MasterCard, Inc. Class A	972,604
3,183	Moody’s Corp.	193,686

		1,520,271

Publishing Industries (except Internet) - 0.0%
1,972	MSCI, Inc. Class A (a)	67,245
6,023	Thomson Reuters Corp.	201,710

		268,955

Real Estate - 0.8%
1,007	Alexandria Real Estate Equities, Inc.	73,279
1,677	American Campus Communities, Inc.	74,861
6,432	American Capital Agency Corp.	214,250
15,813	Annaly Capital Management, Inc.	252,060
2,328	Apartment Investment & Management Co. Class A	72,424
1,856	AvalonBay Communities, Inc.	246,922
3,023	Biomed Realty Trust, Inc.	68,048
2,431	Boston Properties, Inc.	266,024
2,537	Brandywine Realty Trust	37,877
1,244	BRE Properties, Inc.	62,797
1,371	Camden Property Trust	99,178
2,411	CBL & Associates Properties, Inc.	58,202
5,323	CBRE Group, Inc. Class A (a)	128,923
16,668	Chimera Investment Corp.	55,004
1,919	CommonWealth REIT	42,851
1,391	Corporate Office Properties Trust	40,325
3,854	DDR Corp.	70,682
2,083	Digital Realty Trust, Inc.	146,892
2,266	Douglas Emmett, Inc.	59,301
5,209	Duke Realty Corp.	91,887
670	Equity Lifestyle Properties, Inc.	54,438
5,265	Equity Residential	305,686
616	Essex Property Trust, Inc.	96,743
1,790	Extra Space Storage, Inc.	78,008
1,037	Federal Realty Investment Trust	121,339
2,429	Forest City Enterprises, Inc. (a)	45,349
8,567	General Growth Properties, Inc.	194,641
1,586	Hatteras Financial Corp.	43,345
7,335	HCP, Inc.	390,956
4,203	Health Care REIT, Inc.	315,099
832	Home Properties, Inc.	53,631
2,267	Hospitality Properties Trust	66,672
445	Howard Hughes Corp. (a)	41,999
710	Jones Lang LaSalle, Inc.	70,304

The accompanying notes are an integral part of these financial statements.

48	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value

Real Estate (continued)
1,212	Kilroy Realty Corp.	$68,587
6,602	Kimco Realty Corp.	156,996
1,681	Liberty Property Trust	72,266
2,151	Macerich Co.	150,678
1,425	Mack-Cali Realty Corp.	39,572
5,791	MFA Financial, Inc.	53,683
664	Mid-America Apartment Communities, Inc.	45,637
1,879	National Retail Properties, Inc.	74,559
2,803	Piedmont Office Realty Trust, Inc. Class A	57,518
878	Post Properties, Inc.	43,400
7,470	Prologis, Inc.	313,367
2,315	Public Storage	381,975
1,987	Rayonier, Inc.	118,068
797	Realogy Holdings Corp. (a)	38,256
3,183	Realty Income Corp.	162,238
1,459	Regency Centers Corp.	82,083
1,380	Retail Properties of America, Inc.	21,128
3,051	Senior Housing Properties Trust	86,740
4,919	Simon Property Group, Inc.	875,926
1,454	SL Green Realty Corp.	131,878
1,059	St Joe Co. (a)	20,725
1,503	Tanger Factory Outlet Centers, Inc.	55,791
954	Taubman Centers, Inc.	81,577
4,013	UDR, Inc.	98,640
4,689	Ventas, Inc.	373,385
3,012	Vornado Realty Trust	263,731
1,966	Weingarten Realty Investors	66,982

		7,975,383

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
833	Affiliated Managers Group (a)	129,681
2,066	BlackRock, Inc.	550,588
1,419	CBOE Holdings, Inc.	53,255
17,433	Charles Schwab Corp.	295,664
5,392	CME Group, Inc.	328,157
4,635	E*TRADE Financial Corp. (a)	47,694
1,874	Eaton Vance Corp.	74,735
1,489	Federated Investors, Inc. Class B	34,187
2,259	Franklin Resources, Inc.	349,378
646	Interactive Brokers Group, Inc. Class A	9,729
1,180	IntercontinentalExchange, Inc. (a)	192,257
7,272	Invesco Ltd.	230,814
3,058	Janus Capital Group, Inc.	27,277
1,855	Lazard Ltd. Class A	62,885
2,137	Legg Mason, Inc.	68,085
365	Morningstar, Inc.	24,094
1,890	NASDAQ OMX Group, Inc.	55,717
4,121	NYSE Euronext	159,936
1,845	Raymond James Financial, Inc.	76,420

Shares		Value

Securities, Commodity Contracts, and Other Financial Investments and Related Activities (continued)
2,227	SEI Investments Co.	$63,826
4,139	T. Rowe Price Group, Inc.	300,078
3,763	TD Ameritrade Holding Corp.	74,921
640	Vantiv, Inc. (a)	14,419
1,401	Waddell & Reed Financial, Inc. Class A	60,061

		3,283,858

Telecommunications - 0.1%
6,402	American Tower Corp.	537,703
4,070	Fidelity National Information Services, Inc.	171,144

		708,847

Water Transportation - 0.0%
685	Alexander & Baldwin, Inc. (a)	23,331

Wood Product Manufacturing - 0.0%
5,062	Leucadia National Corp.	156,365

	TOTAL COMMON STOCKS (Cost $47,775,460)	$47,974,183

SHORT TERM INVESTMENTS - 51.6%
Money Market Funds - 51.6%
366,886,772	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	366,886,772
65,041,673	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	65,041,673
115,006,041	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	115,006,041

	TOTAL SHORT TERM INVESTMENTS (Cost $546,934,486) (c)	$546,934,486

	TOTAL INVESTMENTS (Cost $594,709,946) - 56.1%	$594,908,669
	Other Assets in Excess of Liabilities - 43.9% (d)	465,158,519

	TOTAL NET ASSETS - 100.0%	$1,060,067,188

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2013.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $546,934,486.

(d)	Includes $420,000 cash segregated as collateral for swap contracts.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	49

Direxion Daily Financial Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	530,450	$511,093,981	(0.799%)	5/22/2013	$34,254,840
Citibank N.A.	Russell 1000® Financial Services Index	428,870	345,922,041	(0.549%)	6/28/2013	98,970,425
Credit Suisse International	Russell 1000® Financial Services Index	1,075,490	778,206,010	(0.479%)	7/23/2013	345,425,857
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	265,017	260,167,821	(0.499%)	9/25/2013	12,087,376
BNP Paribas	Russell 1000® Financial Services Index	23,570	21,027,938	(0.449%)	3/20/2014	3,368,768
BNP Paribas	Russell 1000® Financial Services Index	28,200	24,314,954	(0.449%)	4/17/2014	4,849,652
BNP Paribas	Russell 1000® Financial Services Index	89,600	79,302,753	(0.449%)	5/15/2014	13,283,801
BNP Paribas	Russell 1000® Financial Services Index	28,900	25,431,594	(0.449%)	6/19/2014	4,379,809
Deutsche Bank AG London	Russell 1000® Financial Services Index	307,125	305,870,584	(0.399%)	7/17/2014	9,345,006
BNP Paribas	Russell 1000® Financial Services Index	4,210	3,762,640	(0.449%)	7/17/2014	573,799
BNP Paribas	Russell 1000® Financial Services Index	273,100	276,538,018	(0.449%)	11/20/2014	3,541,636

			$2,631,638,334			$530,080,969

The accompanying notes are an integral part of these financial statements.

50	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 81.7%
Money Market Funds - 81.7%
284,066,334	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$284,066,334
100,895,920	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	100,895,920
72,641,517	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	72,641,517

	TOTAL SHORT TERM INVESTMENTS (Cost $457,603,771)	$457,603,771

	TOTAL INVESTMENTS (Cost $457,603,771) - 81.7% (b)	$457,603,771
	Other Assets in Excess of Liabilities - 18.3% (c)	102,666,201

	TOTAL NET ASSETS - 100.0%	$560,269,972

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $457,603,771.

(c)	Includes $3,617,556 cash segregated as collateral for swap contracts.

Direxion Daily Financial Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	Russell 1000® Financial Services Index	217,320	$184,885,006	(0.551%)	6/28/2013	$(41,279,354)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	362,259	358,990,078	(0.401%)	9/25/2013	(12,960,252)
Credit Suisse International	Russell 1000® Financial Services Index	398,485	384,286,979	(0.351%)	4/1/2014	(25,766,425)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	263,600	262,557,139	(0.401%)	4/22/2014	(8,324,732)
BNP Paribas	Russell 1000® Financial Services Index	32,590	29,245,957	(0.601%)	7/17/2014	(4,454,619)
BNP Paribas	Russell 1000® Financial Services Index	30,700	29,206,743	(0.601%)	8/21/2014	(2,468,601)
BNP Paribas	Russell 1000® Financial Services Index	20,000	18,938,811	(0.601%)	9/18//2014	(1,656,945)
BNP Paribas	Russell 1000® Financial Services Index	105,300	104,774,608	(0.601%)	11/20/2014	(3,254,560)
Deutsche Bank AG London	Russell 1000® Financial Services Index	208,837	206,707,498	(0.301%)	8/21/2017	(7,676,633)

			$1,579,592,819			$(107,842,121)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	51

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 14.0%
217,100	Vanguard REIT ETF	$16,343,288

	TOTAL INVESTMENT COMPANIES (Cost $15,291,665)	$16,343,288

SHORT TERM INVESTMENTS - 49.2%
Money Market Funds - 49.2%
52,735,849	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	52,735,849
4,812,127	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,812,127

	TOTAL SHORT TERM INVESTMENTS (Cost $57,547,976)	$57,547,976

	TOTAL INVESTMENTS (Cost $72,839,641) - 63.2% (b)	$73,891,264
	Other Assets in Excess of Liabilities - 36.8%	42,979,235

	TOTAL NET ASSETS - 100.0%	$116,870,499

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $57,547,976.

Direxion Daily Real Estate Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	23,885	$21,357,106	(0.549%)	5/7/2013	$3,659,152
Credit Suisse Securities (Europe) Limited	MSCI US REIT IndexSM	93,410	69,106,340	(0.449%)	7/23/2013	31,326,711
Deutsche Bank AG London	MSCI US REIT IndexSM	118,551	85,293,981	(0.399%)	7/17/2014	42,384,537
BNP Paribas	MSCI US REIT IndexSM	87,745	88,117,778	(0.449%)	11/20/2014	2,586,280

			$263,875,205			$79,956,680

The accompanying notes are an integral part of these financial statements.

52	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 101.9%
Money Market Funds - 101.9%
9,917,326	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$9,917,326
2,030,047	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	2,030,047
1,801,849	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,801,849

	TOTAL SHORT TERM INVESTMENTS (Cost $13,749,222)	$13,749,222

	TOTAL INVESTMENTS - 101.9% (Cost $13,749,222) (b)	$13,749,222
	Liabilities in Excess of Other Assets - (1.9%)	(251,904)

	TOTAL NET ASSETS - 100.0%	$13,497,318

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $13,749,222.

Direxion Daily Real Estate Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	5,278	$4,760,811	(0.551%)	8/14/2013	$(804,525)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	5,251	4,588,168	(0.501%)	9/26/2013	(1,032,186)
Credit Suisse International	MSCI US REIT IndexSM	9,493	8,890,859	(0.751%)	3/10/2014	(1,000,483)
Deutsche Bank AG London	MSCI US REIT IndexSM	5,277	4,400,218	(0.701%)	7/17/2014	(1,237,990)
BNP Paribas	MSCI US REIT IndexSM	13,900	13,805,859	(0.751%)	11/20/2014	(571,410)

			$36,445,915			$(4,646,594)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	53

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 5.1%
192,884	Technology Select Sector SPDR Fund	$5,942,756

	TOTAL INVESTMENT COMPANIES (Cost $5,903,431)	5,942,756

SHORT TERM INVESTMENTS - 56.7%
Money Market Funds - 56.7%
51,702,675	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	51,702,675
14,068,598	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	14,068,598

	TOTAL SHORT TERM INVESTMENTS (Cost $65,771,273)	$65,771,273

	TOTAL INVESTMENTS - 61.8% (Cost $71,674,704) (b)	$71,714,029
	Other Assets in Excess of Liabilities - 38.2% (c)	44,364,316

	TOTAL NET ASSETS - 100.0%	$116,078,345

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $65,771,273.

(c)	Includes $930,000 cash segregated as collateral for swap contracts.

Direxion Daily Technology Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	Technology Select Sector Index	76,131	$21,333,429	(0.449%)	1/16/2014	$2,460,032
Bank of America Merrill Lynch	Technology Select Sector Index	188,730	56,282,055	(0.649%)	1/29/2014	1,984,699
BNP Paribas	Technology Select Sector Index	82,720	25,192,395	(0.449%)	3/20/2014	563,291
BNP Paribas	Technology Select Sector Index	18,474	5,378,880	(0.449%)	5/15/2014	362,649
Credit Suisse International	Technology Select Sector Index	547,130	165,956,503	(0.499%)	5/19/2014	2,737,840
BNP Paribas	Technology Select Sector Index	1,385	411,358	(0.449%)	8/21/2014	16,802
Deutsche Bank AG London	Technology Select Sector Index	195,520	58,681,014	(0.699%)	5/10/2016	1,686,619

			$333,235,634			$9,811,932

The accompanying notes are an integral part of these financial statements.

54	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 71.0%
Money Market Funds - 71.0%
12,466,361	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$12,466,361
3,675,604	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	3,675,604

	TOTAL SHORT TERM INVESTMENTS (Cost $16,141,965)	16,141,965

	TOTAL INVESTMENTS - 71.0% (Cost $16,141,965) (b)	$16,141,965
	Other Assets in Excess of Liabilities - 29.0% (c)	6,594,814

	TOTAL NET ASSETS - 100.0%	$22,736,779

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $16,141,965.

(c)	Includes $190,000 cash segregated as collateral for swap contracts.

Direxion Daily Technology Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Technology Select Sector Index	47,000	$14,002,236	(0.351%)	1/29/2014	$(517,289)
Credit Suisse International	Technology Select Sector Index	135,540	40,229,780	(0.051%)	3/10/2014	(1,679,993)
Deutsche Bank AG London	Technology Select Sector Index	38,675	11,667,169	(0.301%)	6/30/2014	(282,457)

			$65,899,185			$(2,479,739)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	55

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 58.9%
Money Market Funds - 58.9%
3,692,045	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$3,692,045
1,600,279	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	1,600,279

	TOTAL SHORT TERM INVESTMENTS (Cost $5,292,324)	$5,292,324

	TOTAL INVESTMENTS (Cost $5,292,324) - 58.9% (b)	$5,292,324
	Other Assets in Excess of Liabilities - 41.1%	3,699,074

	TOTAL NET ASSETS - 100.0%	$8,991,398

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,292,324.

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond Fund	64,445	$6,876,752	0.051%	3/3/2014	$153,987
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	59,815	6,354,730	0.151%	3/12/2014	173,176
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	123,596	12,786,889	0.651%	9/17/2015	908,939

			$26,018,371			$1,236,102

The accompanying notes are an integral part of these financial statements.

56	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 90.3%
Money Market Funds - 90.3%
38,452,226	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$38,452,226
5,162,134	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,162,134

	TOTAL SHORT TERM INVESTMENTS (Cost $43,614,360)	$43,614,360

	TOTAL INVESTMENTS (Cost $43,614,360) - 90.3% (b)	$43,614,360
	Other Assets in Excess of Liabilities - 9.7%	4,673,848

	TOTAL NET ASSETS - 100.0%	$48,288,208

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,614,360.

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	171,185	$18,160,328	(0.651)%	3/12/2014	$(541,386)
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond Fund	420,514	44,835,313	(0.551)%	3/21/2014	(1,030,823)
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	739,413	72,323,287	(1.651)%	9/17/2015	(13,005,184)

			$135,318,928			$(14,577,393)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	57

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 62.3%
209,772	iShares Barclays 20+ Year Treasury Bond Fund	$25,804,054

	TOTAL INVESTMENT COMPANIES (Cost $24,962,886)	$25,804,054

SHORT TERM INVESTMENTS - 31.7%
Money Market Funds - 31.7%
6,845,295	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	6,845,295
6,280,062	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	6,280,062

	TOTAL SHORT TERM INVESTMENTS (Cost $13,125,357)	$13,125,357

	TOTAL INVESTMENTS (Cost $38,088,243) - 94.0% (b)	$38,929,411
	Other Assets in Excess of Liabilities - 6.0%	2,475,544

	TOTAL NET ASSETS - 100.0%	$41,404,955

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,125,357.

Direxion Daily 20+ Year Treasury Bull 3X Shares

Long Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	222,410	27,091,986	0.151%	3/6/2014	279,721
Credit Suisse International	iShares Barclays 20+ Year Treasury Bond Fund	243,416	28,409,669	0.051%	3/10/2014	1,655,442
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	17,760	2,192,511	(0.449%)	4/17/2014	(13,905)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	8,950	1,067,322	(0.449%)	7/17/2014	32,110
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	67,630	7,909,558	(0.449%)	8/21/2014	401,348
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	19,635	2,313,724	(0.449%)	11/20/2014	100,622
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	220,224	25,880,079	0.101%	9/17/2015	1,283,127

			$94,864,849			$3,738,465

The accompanying notes are an integral part of these financial statements.

58	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

April 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 67.6%
Money Market Funds - 67.6%
199,166,985	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$199,166,985
52,734,282	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	52,734,282

	TOTAL SHORT TERM INVESTMENTS (Cost $251,901,267)	$251,901,267

	TOTAL INVESTMENTS (Cost $251,901,267) - 67.6% (b)	$251,901,267
	Other Assets in Excess of Liabilities - 32.4%	120,689,717

	TOTAL NET ASSETS - 100.0%	$372,590,984

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2013.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $251,901,267.

Direxion Daily 20+ Year Treasury Bear 3X Shares

Short Equity Swap Contracts

April 30, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	1,648,977	200,975,528	(0.651%)	5/9/2014	(1,931,118)
Credit Suisse International	iShares Barclays 20+ Year Treasury Bond Fund	3,915,787	461,822,340	(0.551%)	4/7/2014	(20,921,155)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	180,210	21,314,579	(0.751%)	3/20/2014	(952,270)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	132,510	16,447,826	(0.751%)	4/17/2014	74,858
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	83,580	10,244,023	(0.751%)	6/19/2014	(66,613)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	51,160	6,241,806	(0.751%)	7/17/2014	(67,666)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	200,000	23,103,378	(0.751%)	8/21/2014	(1,539,845)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	186,205	22,018,062	(0.751%)	9/18/2014	(913,071)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	427,730	51,825,864	(0.751%)	11/20/2014	(812,152)
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	2,260,693	265,687,898	(0.501%)	9/17/2015	(13,059,132)

			$1,079,681,304			$(40,188,164)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	59

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$133,281,846	$172,941,043	$24,622,063	$9,868,325
Cash	84,737,046	84,945,889	17,971,389	3,737,470
Receivable for Fund shares sold	—	5,720,689	—	1,629,489
Dividend and interest receivable	226	571	220	55
Unrealized appreciation on swaps	47,511,240	—	18,418,982	—
Prepaid expense and other assets	14,303	14,752	11,598	12,055

Total Assets	265,544,661	263,622,944	61,024,252	15,247,394

Liabilities:
Unrealized depreciation on swaps	—	45,073,072	—	2,243,389
Due to investment adviser, net	128,017	127,103	24,782	4,284
Due to broker for swaps	45,936,830	554	16,990,000	25,604
Accrued expenses and other liabilities	135,743	125,120	55,183	27,727

Total Liabilities	46,200,590	45,325,849	17,069,965	2,301,004

Net Assets	$219,344,071	$218,297,095	$43,954,287	$12,946,390

Net Assets Consist Of:
Capital stock	$122,055,563	$989,611,508	$20,522,199	$73,573,524
Accumulated net investment loss	(985,058)	(2,306,316)	(446,016)	(192,073)
Undistributed (Accumulated) net realized gain (loss)	50,487,492	(723,935,025)	5,423,749	(58,191,672)
Net unrealized appreciation (depreciation) on:
Investment securities	274,834	—	35,373	—
Swaps	47,511,240	(45,073,072)	18,418,982	(2,243,389)

Net Assets	$219,344,071	$218,297,095	$43,954,287	$12,946,390

Calculation of Net Asset Value Per Share:
Net assets	$219,344,071	$218,297,095	$43,954,287	$12,946,390
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,351,251	19,079,745	800,033	408,158
Net assets value, redemption price and offering price per share	$40.99	$11.44	$54.94	$31.72

Cost of Investments	$133,007,012	$172,941,043	$24,586,690	$9,868,325

The accompanying notes are an integral part of these financial statements.

60	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$279,930,870	$687,782,990	$56,003,327	$7,122,450
Cash	173,610,571	320,390,608	23,382,012	2,916,991
Receivable for Fund shares sold	4,370	32,981,813	—	—
Receivable for investments sold	—	—	256,976	—
Dividend and interest receivable	2,945	2,508	299	52
Due from broker for swaps	1,117,104	196,619	—	—
Unrealized appreciation on swaps	161,762,899	—	5,982,334	109,758
Prepaid expense and other assets	29,008	33,585	10,620	12,639

Total Assets	616,457,767	1,041,388,123	85,635,568	10,161,890

Liabilities:
Payable for Fund shares redeemed	4,431,066	—	—	—
Payable for investments purchased	18,829,800	—	258,505	—
Unrealized depreciation on swaps	—	110,780,544	1,536,914	761,399
Due to investment adviser, net	261,955	515,680	39,166	3,250
Due to broker for swaps	155,732,312	89,201	4,799,337	605,522
Accrued expenses and other liabilities	208,681	314,899	47,356	19,909

Total Liabilities	179,463,814	111,700,324	6,681,278	1,390,080

Net Assets	$436,993,953	$929,687,799	$78,954,290	$8,771,810

Net Assets Consist Of:
Capital stock	$125,923,068	$2,947,608,890	$108,818,642	$20,151,474
Accumulated net investment loss	(2,603,046)	(10,342,059)	(486,435)	(149,755)
Undistributed (Accumulated) net realized gain (loss)	152,010,808	(1,896,798,488)	(34,799,715)	(10,578,268)
Net unrealized appreciation (depreciation) on:
Investment securities	(99,776)	—	976,378	—
Swaps	161,762,899	(110,780,544)	4,445,420	(651,641)

Net Assets	$436,993,953	$929,687,799	$78,954,290	$8,771,810

Calculation of Net Asset Value Per Share:
Net assets	$436,993,953	$929,687,799	$78,954,290	$8,771,810
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	10,000,034	25,598,480	4,700,011	169,973
Net assets value, redemption price and offering price per share	$43.70	$36.32	$16.80	$51.61

Cost of Investments	$280,030,646	$687,782,990	$55,026,949	$7,122,450

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	61

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$19,367,639	$8,982,469	$189,396,315	$69,235,872
Cash	11,813,550	4,639,518	87,657,703	33,975,192
Receivable for Fund shares sold	—	—	1,983	—
Dividend and interest receivable	486	82	25,137	276
Due from broker for swaps	—	63,204	—	59,714
Unrealized appreciation on swaps	5,193,702	—	19,181,512	156,932
Prepaid expense and other assets	11,047	11,760	24,910	14,882

Total Assets	36,386,424	13,697,033	296,287,560	103,442,868

Liabilities:
Payable for Fund shares redeemed	—	—	3,377,507	—
Unrealized depreciation on swaps	—	3,176,455	1,242,261	6,409,455
Due to investment adviser, net	15,221	3,736	158,497	54,999
Due to broker for swaps	5,108,785	7,330	9,365,550	712,956
Accrued expenses and other liabilities	32,759	31,054	146,899	67,846

Total Liabilities	5,156,765	3,218,575	14,290,714	7,245,256

Net Assets	$31,229,659	$10,478,458	$281,996,846	$96,197,612

Net Assets Consist Of:
Capital stock	$26,933,645	$45,659,368	$377,125,899	$369,518,286
Accumulated net investment loss	(178,500)	(173,964)	(3,367,739)	(1,554,201)
Accumulated net realized loss	(779,053)	(31,830,491)	(109,415,393)	(265,513,950)
Net unrealized appreciation (depreciation) on:
Investment securities	59,865	—	(285,172)	—
Swaps	5,193,702	(3,176,455)	17,939,251	(6,252,523)

Net Assets	$31,229,659	$10,478,458	$281,996,846	$96,197,612

Calculation of Net Asset Value Per Share:
Net assets	$31,229,659	$10,478,458	$281,996,846	$96,197,612
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	550,001	839,951	8,528,932	2,077,764
Net assets value, redemption price and offering price per share	$56.78	$12.48	$33.06	$46.30

Cost of Investments	$19,307,774	$8,982,469	$189,681,487	$69,235,872

The accompanying notes are an integral part of these financial statements.

62	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily India Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$19,804,031	$16,060,249	$12,750,644	$49,732,607
Cash	7,289,588	4,932,553	5,666,970	22,945,750
Receivable for Fund shares sold	209	—	—	8,917,892
Dividend and interest receivable	5	13,884	—	—
Due from broker for swaps	—	—	13,631	1,229,663
Unrealized appreciation on swaps	1,553,668	969,042	3,084,733	115,347
Prepaid expense and other assets	12,306	19,287	18,086	25,967

Total Assets	28,659,807	21,995,015	21,534,064	82,967,226

Liabilities:
Payable for Fund shares redeemed	46,427	—	—	2,000,345
Unrealized depreciation on swaps	160,765	—	294,005	6,185,955
Due to investment adviser, net	12,697	9,462	5,696	11,645
Due to broker for swaps	183,096	—	2,320,000	725,804
Accrued expenses and other liabilities	27,492	35,074	21,947	22,897

Total Liabilities	430,477	44,536	2,641,648	8,946,646

Net Assets	$28,229,330	$21,950,479	$18,892,416	$74,020,580

Net Assets Consist Of:
Capital stock	$37,772,467	$42,167,468	$22,995,350	$82,217,447
Accumulated net investment loss	(260,982)	(225,684)	(253,971)	(114,028)
Accumulated net realized loss	(10,662,522)	(20,851,300)	(6,697,268)	(2,012,231)
Net unrealized appreciation (depreciation) on:
Investment securities	(12,536)	(109,047)	57,577	—
Swaps	1,392,903	969,042	2,790,728	(6,070,608)

Net Assets	$28,229,330	$21,950,479	$18,892,416	$74,020,580

Calculation of Net Asset Value Per Share:
Net assets	$28,229,330	$21,950,479	$18,892,416	$74,020,580
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,350,001	629,860	749,849	3,900,001
Net assets value, redemption price and offering price per share	$20.91	$34.85	$25.19	$18.98

Cost of Investments	$19,816,567	$16,169,296	$12,693,067	$49,732,607

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	63

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily Brazil Bull 3X Shares	Direxion Daily South Korea Bull 3X Shares	Direxion Daily Basic Materials Bull 3X Shares
Assets:
Investments, at market value (Note 2)	$2,712,700	$1,000,408	$2,398,952
Cash	1,211,317	2,623,113	939,751
Receivable for Fund shares sold	—	37,575	—
Due from investment adviser, net	2,333	2,168	4,048
Unrealized appreciation on swaps	28,136	121,963	1,539,451
Prepaid expense and other assets	188	603	12,570

Total Assets	3,954,674	3,785,830	4,894,772

Liabilities:
Payable for investments purchased	—	1,534,383	—
Due to broker for swaps	—	—	1,450,000
Accrued expenses and other liabilities	4,362	4,303	52,643

Total Liabilities	4,362	1,538,686	1,502,643

Net Assets	$3,950,312	$2,247,144	$3,392,129

Net Assets Consist Of:
Capital stock	$4,000,040	$1,928,928	$3,715,217
Accumulated net investment loss	(2,041)	(2,147)	(31,970)
Undistributed (Accumulated) net realized gain (loss)	(75,841)	185,861	(1,836,322)
Net unrealized appreciation (depreciation) on:
Investment securities	18	12,539	5,753
Swaps	28,136	121,963	1,539,451

Net Assets	$3,950,312	$2,247,144	$3,392,129

Calculation of Net Asset Value Per Share:
Net assets	$3,950,312	$2,247,144	$3,392,129
Shares outstanding (unlimited shares of beneficialinterest authorized, par value)	100,001	50,001	100,001
Net assets value, redemption price and offering price per share	$39.50	$44.94	$33.92

Cost of Investments	$2,712,682	$987,869	$2,393,199

The accompanying notes are an integral part of these financial statements.

64	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Assets:
Investments, at market value (Note 2)	$381,414,634	$46,670,339	$31,736,126	$15,642,343
Cash	59,396,974	19,122,796	3,807,391	9,031,668
Receivable for Fund shares sold	8,224,254	—	—	62,365
Dividend and interest receivable	262	1,514	—	3,458
Due from broker for swaps	—	—	139,580	16,411
Unrealized appreciation on swaps	—	23,756,061	4,067,104	172,722
Prepaid expense and other assets	14,452	9,640	12,635	11,976

Total Assets	449,050,576	89,560,350	39,762,836	24,940,943

Liabilities:
Payable for Fund shares redeemed	—	4,517,149	—	—
Unrealized depreciation on swaps	117,619,967	620,689	—	167,292
Due to investment adviser, net	189,611	37,602	15,660	10,876
Due to broker for swaps	48,532	26,749,708	4,518,173	72,411
Accrued expenses and other liabilities	199,272	31,516	53,980	28,827

Total Liabilities	118,057,382	31,956,664	4,587,813	279,406

Net Assets	$330,993,194	$57,603,686	$35,175,023	$24,661,537

Net Assets Consist Of:
Capital stock	$986,919,901	$14,740,340	$27,314,925	$30,917,964
Accumulated net investment loss	(3,375,216)	(195,060)	(56,795)	(94,035)
Undistributed (Accumulated) net realized gain (loss)	(532,440,215)	19,923,034	3,156,458	(6,281,944)
Net unrealized appreciation (depreciation) on:
Investment securities	(2,491,309)	—	693,331	114,122
Swaps	(117,619,967)	23,135,372	4,067,104	5,430

Net Assets	$330,993,194	$57,603,686	$35,175,023	$24,661,537

Calculation of Net Asset Value Per Share:
Net assets	$330,993,194	$57,603,686	$35,175,023	$24,661,537
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	25,559,543	700,001	400,001	1,200,001
Net assets value, redemption price and offering price per share	$12.95	$82.29	$87.94	$20.55

Cost of Investments	$383,905,943	$46,670,339	$31,042,795	$15,528,221

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	65

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$3,364,327	$8,262,283	$31,696,904	$44,490,286
Cash	1,815,763	4,784,302	27,434,597	10,526,685
Receivable for Fund shares sold	—	—	—	11,307,855
Dividend and interest receivable	33	153	1,987	297
Due from broker for swaps	—	19,390	44,804	—
Unrealized appreciation on swaps	703,198	3,357,998	31,881,251	—
Prepaid expense and other assets	11,956	12,828	11,235	10,806

Total Assets	5,895,277	16,436,954	91,070,778	66,335,929

Liabilities:
Payable for investments purchased	—	798,767	—	—
Unrealized depreciation on swaps	18,510	—	—	7,062,606
Due to investment adviser, net	1,185	3,195	30,859	26,311
Due to broker for swaps	1,039,319	3,488,381	30,380,000	356,792
Accrued expenses and other liabilities	20,916	23,398	73,473	40,666

Total Liabilities	1,079,930	4,313,741	30,484,332	7,486,375

Net Assets	$4,815,347	$12,123,213	$60,586,446	$58,849,554

Net Assets Consist Of:
Capital stock	$5,310,410	$7,037,277	$39,950,880	$91,608,377
Accumulated net investment loss	(55,120)	(28,666)	(764,497)	(366,125)
Undistributed (Accumulated) net realized gain (loss)	(1,124,631)	1,737,790	(10,331,156)	(25,330,092)
Net unrealized appreciation (depreciation) on:
Investment securities	—	18,814	(150,032)	—
Swaps	684,688	3,357,998	31,881,251	(7,062,606)

Net Assets	$4,815,347	$12,123,213	$60,586,446	$58,849,554

Calculation of Net Asset Value Per Share:
Net assets	$4,815,347	$12,123,213	$60,586,446	$58,849,554
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	350,001	250,003	1,500,001	3,049,949
Net assets value, redemption price and offering price per share	$13.76	$48.49	$40.39	$19.30

Cost of Investments	$3,364,327	$8,243,469	$31,846,936	$44,490,286

The accompanying notes are an integral part of these financial statements.

66	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$94,396,999	$55,057,460	$594,908,669	$457,603,771
Cash	79,846,568	29,050,093	450,819,122	193,792,247
Receivable for Fund shares sold	1,889	3,303,282	260,200	17,205,719
Receivable for investments sold	—	—	59,286	—
Dividend and interest receivable	—	339	42,221	1,581
Due from broker for swaps	478,013	—	—	—
Unrealized appreciation on swaps	77,579,894	—	530,080,969	—
Prepaid expense and other assets	18,297	15,716	46,922	48,070

Total Assets	252,321,660	87,426,890	1,576,217,389	668,651,388

Liabilities:
Payable for Fund shares redeemed	84,632	—	—	—
Payable for investments purchased	—	—	59,009	—
Unrealized depreciation on swaps	67,067	5,122,806	—	107,842,121
Due to investment adviser, net	99,034	44,677	652,383	323,399
Due to broker for swaps	75,662,440	18,677	515,079,423	—
Accrued expenses and other liabilities	126,200	81,973	359,386	215,896

Total Liabilities	76,039,373	5,268,133	516,150,201	108,381,416

Net Assets	$176,282,287	$82,158,757	$1,060,067,188	$560,269,972

Net Assets Consist Of:
Capital stock	$51,741,065	$230,334,532	$549,551,516	$4,600,257,442
Accumulated net investment loss	(2,830,143)	(1,083,189)	(11,776,396)	(9,165,599)
Undistributed (Accumulated) net realized gain (loss)	49,907,275	(141,969,780)	(7,987,624)	(3,922,979,750)
Net unrealized appreciation (depreciation) on:
Investment securities	(48,737)	—	198,723	—
Swaps	77,512,827	(5,122,806)	530,080,969	(107,842,121)

Net Assets	$176,282,287	$82,158,757	$1,060,067,188	$560,269,972

Calculation of Net Asset Value Per Share:
Net assets	$176,282,287	$82,158,757	$1,060,067,188	$560,269,972
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,800,017	2,487,220	17,974,972	14,653,453
Net assets value, redemption price and offering price per share	$62.96	$33.03	$58.97	$38.23

Cost of Investments	$94,445,736	$55,057,460	$594,709,946	$457,603,771

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	67

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$73,891,264	$13,749,222	$71,714,029	$16,141,965
Cash	39,399,698	5,243,728	41,364,171	9,260,968
Dividend and interest receivable	126	242	—	—
Unrealized appreciation on swaps	79,956,680	—	9,811,932	—
Prepaid expense and other assets	11,079	19,442	11,862	13,492

Total Assets	193,258,847	19,012,634	122,901,994	25,416,425

Liabilities:
Payable for Fund shares redeemed	—	676,168	—	—
Payable for investments purchased	—	—	6,670,000	—
Unrealized depreciation on swaps	—	4,646,594	—	2,479,739
Due to investment adviser, net	53,566	5,153	63,037	11,182
Due to broker for swaps	76,260,305	132,285	—	149,972
Accrued expenses and other liabilities	74,477	55,116	90,612	38,753

Total Liabilities	76,388,348	5,515,316	6,823,649	2,679,646

Net Assets	$116,870,499	$13,497,318	$116,078,345	$22,736,779

Net Assets Consist Of:
Capital stock	$63,095,726	$176,189,514	$88,695,943	$126,998,968
Accumulated net investment loss	(771,661)	(256,273)	(576,632)	(404,562)
Undistributed (Accumulated) net realized gain (loss)	(26,461,869)	(157,789,329)	18,107,777	(101,377,888)
Net unrealized appreciation (depreciation) on:
Investment securities	1,051,623	—	39,325	—
Swaps	79,956,680	(4,646,594)	9,811,932	(2,479,739)

Net Assets	$116,870,499	$13,497,318	$116,078,345	$22,736,779

Calculation of Net Asset Value Per Share:
Net assets	$116,870,499	$13,497,318	$116,078,345	$22,736,779
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,000,000	1,033,877	2,000,000	621,874
Net assets value, redemption price and offering price per share	$58.44	$13.06	$58.04	$36.56

Cost of Investments	$72,839,641	$13,749,222	$71,674,704	$16,141,965

The accompanying notes are an integral part of these financial statements.

68	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Direxion Daily 7-10 Treasury Bull 3X Shares	Direxion Daily 7-10 Treasury Bear 3X Shares	Direxion Daily 20+ Treasury Bull 3X Shares	Direxion Daily 20+ Treasury Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$5,292,324	$43,614,360	$38,929,411	$251,901,267
Cash	3,270,433	19,313,088	2,833,768	161,268,793
Dividend and interest receivable	39	152	77	1,542
Due from broker for swaps	290	—	—	—
Unrealized appreciation on swaps	1,236,102	—	3,752,370	74,858
Prepaid expense and other assets	11,629	10,584	10,904	22,378

Total Assets	9,810,817	62,938,184	45,526,530	413,268,838

Liabilities:
Unrealized depreciation on swaps	—	14,577,393	13,905	40,263,022
Due to investment adviser, net	1,926	27,523	20,442	229,858
Due to broker for swaps	791,600	—	4,056,884	25,829
Accrued expenses and other liabilities	25,893	45,060	30,344	159,145

Total Liabilities	819,419	14,649,976	4,121,575	40,677,854

Net Assets	$8,991,398	$48,288,208	$41,404,955	$372,590,984

Net Assets Consist Of:
Capital stock	$7,763,348	$105,218,293	$39,150,608	$972,280,678
Undistributed (Accumulated) net investment income (loss)	(29,898)	(659,223)	3,170	(3,880,946)
Undistributed (Accumulated) net realized gain (loss)	21,846	(41,693,469)	(2,328,456)	(555,620,584)
Net unrealized appreciation (depreciation) on:
Investment securities	—	—	841,168	—
Swaps	1,236,102	(14,577,393)	3,738,465	(40,188,164)

Net Assets	$8,991,398	$48,288,208	$41,404,955	$372,590,984

Calculation of Net Asset Value Per Share:
Net assets	$8,991,398	$48,288,208	$41,404,955	$372,590,984
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	200,000	2,250,000	550,000	7,599,789
Net assets value, redemption price and offering price per share	$44.96	$21.46	$75.28	$49.03

Cost of Investments	$5,292,324	$43,614,360	$38,088,243	$251,901,267

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	69

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Investment income:
Dividend income	$106,302	$—	$20,747	$—
Interest income	1,582	1,659	1,158	266

Total Investment Income	107,884	1,659	21,905	266

Expenses:
Licensing fees	84,008	72,910	17,211	5,406
Professional fees	29,901	26,967	18,430	10,397
Investment advisory fees	787,570	683,532	161,359	50,677
Transfer agent fees	11,043	10,349	6,868	6,130
Custody fees	18,467	16,290	3,732	1,295
Pricing fees	3,351	3,351	3,350	3,351
Exchange listing fees	2,414	2,414	2,414	2,414
Accounting fees	25,766	22,564	5,290	1,705
Administration expense	30,757	26,695	6,304	1,978
Report to shareholders	37,140	19,730	6,420	2,773
Compliance fees	1,133	1,025	223	90
Insurance fees	2,826	2,280	584	221
Trustees’ fees and expenses	3,615	3,271	714	287
Interest expense	27,732	848	7,287	23
Other	231	237	121	105

Total expenses	1,065,954	892,463	240,307	86,852
Less: Reimbursement of expenses from Adviser	(40,633)	(25,809)	(28,633)	(22,637)

Net expenses	1,025,321	866,654	211,674	64,215

Net investment loss	(917,437)	(864,995)	(189,769)	(63,949)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(829,089)	—	29,534	—
In-kind redemptions	2,345,577	—	577,701	—
Swaps	48,973,051	(46,417,533)	6,300,037	(7,518,610)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	50,489,539	(46,417,533)	6,907,272	(7,518,610)

Change in net unrealized appreciation (depreciation) on:
Investment securities	1,547,808	—	109,801	—
Swaps	32,188,901	(28,083,600)	13,866,810	51,171

Change in net unrealized appreciation (depreciation) on investment securities and swaps	33,736,709	(28,083,600)	13,976,611	51,171

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	84,226,248	(74,501,133)	20,883,883	(7,467,439)

Net increase (decrease) in net assets resulting from operations	$83,308,811	$(75,366,128)	$20,694,114	$(7,531,388)

The accompanying notes are an integral part of these financial statements.

70	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Investment income:
Dividend income	$408,165	$—	$15,054	$—
Interest income	8,578	12,728	1,789	182

Total Investment Income	416,743	12,728	16,843	182

Expenses:
Licensing fees	398,749	521,360	29,010	3,772
Professional fees	54,008	62,701	16,767	7,826
Investment advisory fees	2,274,084	2,992,462	271,966	35,363
Transfer agent fees	20,953	25,742	7,606	6,028
Custody fees	56,614	72,569	6,174	898
Pricing fees	3,351	3,351	3,351	3,351
Exchange listing fees	2,414	4,827	2,414	2,414
Accounting fees	74,805	99,804	8,796	1,190
Administration expense	88,718	116,901	10,625	1,380
Report to shareholders	129,633	108,946	8,393	2,055
Compliance fees	3,801	4,687	358	62
Insurance fees	9,714	11,059	565	166
Trustees’ fees and expenses	12,131	14,958	1,144	197
Interest expense	118,648	9,221	5,380	485
Other	1,109	1,632	126	102

Total expenses	3,248,732	4,050,220	372,675	65,289
Less: Reimbursement of expenses from Adviser	(249,576)	(250,547)	(22,805)	(20,010)

Net expenses	2,999,156	3,799,673	349,870	45,279

Net investment loss	(2,582,413)	(3,786,945)	(333,027)	(45,097)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(340,759)	—
In-kind redemptions	6,853,292	—	—	—
Swaps	216,741,874	(263,626,985)	110,672	(355,662)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	223,595,166	(263,626,985)	(230,087)	(355,662)

Change in net unrealized appreciation (depreciation) on:
Investment securities	1,638,159	—	597,134	—
Swaps	90,275,156	(111,328,773)	136,007	(1,253,890)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	91,913,315	(111,328,773)	733,141	(1,253,890)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	315,508,481	(374,955,758)	503,054	(1,609,552)

Net increase (decrease) in net assets resulting from operations	$312,926,068	$(378,742,703)	$170,027	$(1,654,649)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	71

Statements of Operations

Six Months Ended April 30, 2013 (Unaudited)

	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Investment income:
Dividend income	$9,070	$—	$156,008	$—
Interest income	635	506	5,350	1,913

Total Investment Income	9,705	506	161,358	1,913

Expenses:
Licensing fees	32,627	31,132	162,869	56,796
Professional fees	10,656	10,302	37,235	24,121
Investment advisory fees	95,041	41,832	1,178,637	377,274
Transfer agent fees	6,426	6,071	13,650	8,308
Custody fees	2,228	1,062	28,863	9,345
Pricing fees	3,351	3,351	3,351	3,351
Exchange listing fees	2,414	2,414	3,580	3,379
Accounting fees	3,123	1,406	38,931	12,618
Administration fees	3,713	1,633	46,012	14,732
Report to shareholders	3,476	2,446	53,279	15,918
Compliance fees	137	73	1,892	623
Insurance fees	272	198	4,465	1,687
Trustees’ fees and expenses	436	234	6,039	1,987
Interest expense	3,414	47	36,373	994
Other	110	103	350	193

Total expenses	167,424	102,304	1,615,526	531,326
Less: Reimbursement of expenses from Adviser	(43,623)	(49,271)	(86,211)	(52,451)

Net expenses	123,801	53,033	1,529,315	478,875

Net investment loss	(114,096)	(52,527)	(1,367,957)	(476,962)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(375,450)	—	(215,103)	—
In-kind redemptions	(360)	—	1,051,657	—
Swaps	7,702,466	(2,759,371)	63,010,381	(17,990,988)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	7,326,656	(2,759,371)	63,846,935	(17,990,988)

Change in net unrealized appreciation (depreciation) on:
Investment securities	719,584	—	1,196,360	—
Swaps	3,268,600	(2,908,634)	(10,163,939)	(3,358,632)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	3,988,184	(2,908,634)	(8,967,579)	(3,358,632)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	11,314,840	(5,668,005)	54,879,356	(21,349,620)

Net increase (decrease) in net assets resulting from operations	$11,200,744	$(5,720,532)	$53,511,399	$(21,826,582)

The accompanying notes are an integral part of these financial statements.

72	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

Six Months Ended April 30, 2013 (Unaudited)

	Direxion Daily India Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Investment income:
Dividend income	$13,965	$17,351	$4,335	$—
Interest income	18	—	11	7

Total Investment Income	13,983	17,351	4,346	7

Expenses:
Licensing fees	10,350	13,620	18,338	6,641
Professional fees	10,685	10,874	8,190	7,722
Investment advisory fees	97,032	102,150	76,254	37,617
Transfer agent fees	6,439	6,473	6,301	6,043
Custody fees	2,290	2,521	1,896	814
Pricing fees	3,351	3,351	3,186	3,186
Exchange listing fees	2,414	2,615	2,614	2,414
Accounting fees	3,178	3,387	2,527	1,229
Administration fees	3,790	3,988	2,977	1,471
Report to shareholders	3,790	4,811	3,778	1,327
Compliance fees	142	167	127	43
Insurance fees	259	439	265	98
Trustees’ fees and expenses	453	533	406	138
Interest expense	2,203	2,177	4,208	1,155
Other	106	115	109	98

Total expenses	146,482	157,221	131,176	69,996
Recoupment of expenses to Adviser	—	—	—	351
Less: Reimbursement of expenses from Adviser	(21,373)	(25,654)	(30,379)	(21,545)

Net expenses	125,109	131,567	100,797	48,802

Net investment loss	(111,126)	(114,216)	(96,451)	(48,795)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(150,531)	(1,099,037)	(621,702)	—
In-kind redemptions	281,098	1,821	348,024	—
Swaps	3,087,107	1,362,279	181,877	3,429,579

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	3,217,674	265,063	(91,801)	3,429,579

Change in net unrealized appreciation (depreciation) on:
Investment securities	180,289	1,188,855	50,360	—
Swaps	230,059	1,123,649	725,447	(8,695,341)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	410,348	2,312,504	775,807	(8,695,341)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	3,628,022	2,577,567	684,006	(5,265,762)

Net increase (decrease) in net assets resulting from operations	$3,516,896	$2,463,351	$587,555	$(5,314,557)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	73

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

	Direxion Daily Brazil Bull 3X Shares[1]	Direxion Daily South Korea Bull 3X Shares[1]	Direxion Daily Basic Materials Bull 3X Shares
Investment income:
Dividend income	$—	$—	$2,922

Total Investment Income	—	—	2,922

Expenses:
Licensing fees	172	181	15,874
Professional fees	1,685	1,685	7,171
Investment advisory fees	1,611	1,694	11,782
Transfer agent fees	701	702	5,871
Offering fees	138	62	—
Custody fees	242	243	287
Pricing fees	460	461	3,211
Exchange listing fees	288	288	2,414
Accounting fees	63	66	393
Administration expense	68	70	460
Report to shareholders	466	466	683
Compliance fees	12	12	19
Insurance fees	29	29	55
Trustees’ fees and expenses	46	46	60
Interest expense	—	—	19
Other	4	4	94

Total expenses	5,985	6,009	48,393
Less: Reimbursement of expenses from Adviser	(3,944)	(3,862)	(33,450)

Net expenses	2,041	2,147	14,943

Net investment loss	(2,041)	(2,147)	(12,021)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(12,200)
In-kind redemptions	—	15,686	46,038
Swaps	(75,841)	170,175	67,855

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	(75,841)	185,861	101,693

Change in net unrealized appreciation (depreciation) on:
Investment securities	18	12,539	35,677
Swaps	28,136	121,963	758,157

Change in net unrealized appreciation (depreciation) on investment securities and swaps	28,154	134,502	793,834

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(47,687)	320,363	895,527

Net increase (decrease) in net assets resulting from operations	$(49,728)	$318,216	$883,506

[1]	Represents the period of April 10, 2013 (commencement of investment operations) to April 30, 2013.

The accompanying notes are an integral part of these financial statements.

74	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Investment income:
Dividend income (net of foreign income withholding tax of $-, $-, $-, and $1,848, respectively)	$254,134	$—	$27,730	$28,752
Interest income	769	626	8	788

Total Investment Income	254,903	626	27,738	29,540

Expenses:
Licensing fees	123,547	12,360	16,043	10,341
Professional fees	32,246	8,647	7,684	8,321
Investment advisory fees	1,569,804	151,564	47,798	96,943
Transfer agent fees	16,089	6,802	6,111	6,439
Custody fees	36,576	3,497	919	2,343
Pricing fees	3,351	3,351	3,211	3,351
Exchange listing fees	2,414	2,414	2,414	2,414
Accounting fees	50,362	4,964	1,530	3,177
Administration expense	60,291	5,916	1,871	3,784
Report to shareholders	53,925	4,680	1,005	4,059
Compliance fees	2,280	209	36	151
Insurance fees	2,907	295	58	247
Trustees’ fees and expenses	7,277	667	116	481
Interest expense	30,156	3,848	1,556	781
Other	349	119	95	109

Total expenses	1,991,574	209,333	90,447	142,941
Less: Reimbursement of expenses from Adviser	(5,242)	(13,647)	(28,345)	(19,366)

Net expenses	1,986,332	195,686	62,102	123,575

Net investment loss	(1,731,429)	(195,060)	(34,364)	(94,035)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(49,166,070)	—	79,685	(1,293,607)
In-kind redemptions	1,975,085	—	—	1,021,847
Swaps	(377,515,879)	33,974,816	4,016,065	(1,191,374)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	(424,706,864)	33,974,816	4,095,750	(1,463,134)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,730,063)	—	581,505	526,440
Swaps	(246,488,282)	25,721,492	2,140,800	790,218

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(250,218,345)	25,721,492	2,722,305	1,316,658

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(674,925,209)	59,696,308	6,818,055	(146,476)

Net increase (decrease) in net assets resulting from operations	$(676,656,638)	$59,501,248	$6,783,691	$(240,511)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	75

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Investment income:
Dividend income (net of foreign income withholding tax of $-, $-, $570, and $-, respectively)	$—	$26,771	$168,371	$—
Interest income	102	—	3,323	1,442

Total Investment Income	102	26,771	171,694	1,442

Expenses:
Licensing fees	1,951	12,183	43,395	16,414
Professional fees	7,655	7,813	20,076	10,850
Investment advisory fees	18,287	42,567	325,459	123,106
Transfer agent fees	5,914	6,076	7,962	6,613
Custody fees	458	988	7,948	2,852
Pricing fees	3,351	3,351	3,351	3,351
Exchange listing fees	2,414	2,414	2,414	2,414
Accounting fees	621	1,390	10,641	4,082
Administration fees	714	1,663	12,700	4,811
Report to shareholders	673	1,640	14,279	4,597
Compliance fees	31	59	519	171
Insurance fees	62	102	1,171	364
Trustees’ fees and expenses	99	189	1,657	547
Interest expense	572	1,519	14,200	1,009
Other	97	98	150	120

Total expenses	42,899	82,052	465,922	181,301
Less: Reimbursement of expenses from Adviser	(19,163)	(26,615)	(39,472)	(24,359)

Net expenses	23,736	55,437	426,450	156,942

Net investment loss	(23,634)	(28,666)	(254,756)	(155,500)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	206	2,510	—
In-kind redemptions	—	213,545	2,953,260	—
Swaps	2,075,112	1,766,883	14,432,637	(13,118,380)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	2,075,112	1,980,634	17,388,407	(13,118,380)

Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(17,970)	1,489,265	—
Swaps	(299,945)	2,040,984	33,360,322	(10,738,202)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(299,945)	2,023,014	34,849,587	(10,738,202)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	1,775,167	4,003,648	52,237,994	(23,856,582)

Net increase (decrease) in net assets resulting from operations	$1,751,533	$3,974,982	$51,983,238	$(24,012,082)

The accompanying notes are an integral part of these financial statements.

76	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Investment income:
Dividend income	$67,926	$—	$1,461,673	$—
Interest income	19	1,143	12,047	10,201

Total Investment Income	67,945	1,143	1,473,720	10,201

Expenses:
Licensing fees	68,483	23,731	497,892	268,870
Professional fees	34,485	38,245	71,561	78,393
Investment advisory fees	856,100	296,636	4,032,625	2,163,708
Transfer agent fees	11,499	7,770	32,676	20,217
Custody fees	21,782	7,388	97,387	54,288
Pricing fees	3,351	3,351	3,351	3,351
Exchange listing fees	2,414	2,414	3,580	4,586
Administration fees	33,402	11,586	157,459	84,473
Accounting fees	28,472	9,981	133,291	72,377
Report to shareholders	49,601	7,101	172,735	65,022
Compliance fees	1,506	496	6,253	3,682
Insurance fees	4,239	1,232	16,579	10,452
Trustees’ fees and expenses	4,807	1,583	19,959	11,751
Interest expense	54,495	940	303,402	3,691
Other	305	178	1,893	1,339

Total expenses	1,174,941	412,632	5,550,643	2,846,200
Less: Reimbursement of expenses from Adviser	(36,134)	(34,045)	(139,250)	(99,905)

Net expenses	1,138,807	378,587	5,411,393	2,746,295

Net investment loss	(1,070,862)	(377,444)	(3,937,673)	(2,736,094)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,415,021)	—	(1,427)	—
In-kind redemptions	3,840,255	—	15,278,379	—
Swaps	57,894,977	(20,454,819)	304,898,686	(304,122,483)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	60,320,211	(20,454,819)	320,175,638	(304,122,483)

Change in net unrealized appreciation (depreciation) on:
Investment securities	1,026,289	—	2,234,998	—
Swaps	14,121,086	(4,758,094)	241,472,559	(16,950,325)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	15,147,375	(4,758,094)	243,707,557	(16,950,325)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	75,467,586	(25,212,913)	563,883,195	(321,072,808)

Net increase (decrease) in net assets resulting from operations	$74,396,724	$(25,590,357)	$559,945,522	$(323,808,902)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	77

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Investment income:
Dividend income	$115,333	$—	$58,736	$—
Interest income	827	316	72	21

Total investment income	116,160	316	58,808	21

Expenses:
Licensing fees	50,807	25,159	40,625	7,873
Professional fees	23,490	15,373	25,401	15,715
Investment advisory fees	361,999	60,179	494,715	96,133
Transfer agent fees	8,206	6,194	9,091	6,433
Custody fees	8,778	1,544	12,216	2,449
Pricing fees	3,351	3,351	3,351	3,351
Exchange listing fees	2,414	2,615	2,414	2,414
Accounting fees	11,941	2,017	16,431	3,221
Administration expense	14,134	2,349	19,316	3,752
Report to shareholders	16,263	1,649	21,354	2,764
Compliance fees	567	108	810	170
Insurance fees	1,337	306	2,074	445
Trustees’ fees and expenses	1,810	345	2,586	541
Interest expense	38,119	111	8,801	957
Other	167	105	211	118

Total expenses	543,383	121,405	659,396	146,336
Less: Reimbursement of expenses from Adviser	(46,732)	(45,068)	(23,956)	(23,611)

Net expenses	496,651	76,337	635,440	122,725

Net investment loss	(380,491)	(76,021)	(576,632)	(122,704)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,252,282)	—	604,690	—
In-kind redemptions	494,092	—	872,363	—
Swaps	5,135,126	(6,181,780)	18,976,478	(1,001,061)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	4,376,936	(6,181,780)	20,453,531	(1,001,061)

Change in net unrealized appreciation (depreciation) on:
Investment securities	2,908,968	—	(410,679)	—
Swaps	42,743,507	(2,412,472)	6,320,336	(5,447,151)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	45,652,475	(2,412,472)	5,909,657	(5,447,151)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	50,029,411	(8,594,252)	26,363,188	(6,448,212)

Net increase (decrease) in net assets resulting from operations	$49,648,920	$(8,670,273)	$25,786,556	$(6,570,916)

The accompanying notes are an integral part of these financial statements.

78	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For Six Months Ended April 30, 2013 (Unaudited)

	Direxion Daily 7-10 Treasury Bull 3X Shares	Direxion Daily 7-10 Treasury Bear 3X Shares	Direxion Daily 20+ Treasury Bull 3X Shares	Direxion Daily 20+ Treasury Bear 3X Shares
Investment income:
Dividend income	$—	$—	$184,832	$—
Interest income	176	1,056	136	6,420

Total investment income	176	1,056	184,968	6,420

Expenses:
Licensing fees	8,727	9,131	9,654	48,608
Professional fees	7,631	15,046	10,739	39,439
Investment advisory fees	23,413	186,206	108,937	1,215,195
Transfer agent fees	5,948	7,034	6,519	13,894
Custody fees	506	4,509	2,522	28,249
Pricing fees	3,351	3,351	3,351	3,351
Exchange listing fees	2,414	2,414	2,414	2,615
Accounting fees	760	6,156	3,570	39,805
Administration fees	915	7,271	4,255	47,466
Report to shareholders	456	7,675	4,669	44,339
Compliance fees	27	291	151	1,708
Insurance fees	58	696	339	3,814
Trustees’ fees and expenses	86	928	483	5,451
Excise tax	—	—	468	—
Interest expense	417	31	688	4,097
Other	95	130	111	314

Total expenses	54,804	250,869	158,870	1,498,345
Less: Reimbursement of expenses from Adviser	(24,730)	(14,977)	(19,727)	—

Net expenses	30,074	235,892	139,143	1,498,345

Net investment income (loss)	(29,898)	(234,836)	45,825	(1,491,925)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(235,774)	—
In-kind redemptions	—	—	234,755	—
Swaps	65,270	(4,216,639)	513,181	(25,675,123)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	65,270	(4,216,639)	512,162	(25,675,123)

Change in net unrealized appreciation (depreciation) on:
Investment securities	—	—	936,034	—
Swaps	583,562	534,593	1,901,412	(5,716,945)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	583,562	534,593	2,837,446	(5,716,945)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	648,832	(3,682,046)	3,349,608	(31,392,068)

Net increase (decrease) in net assets resulting from operations	$618,934	$(3,916,882)	$3,395,433	$(32,883,993)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	79

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 3X Shares[1]		Direxion Daily S&P 500® Bear 3X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(917,437)	$(1,494,804)	$(864,995)	$(1,665,023)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	50,489,539	104,630,823	(46,417,533)	(88,532,661)
Net unrealized appreciation (depreciation) on investment securities and swaps	33,736,709	(9,175,020)	(28,083,600)	4,499,897

Net increase (decrease) in net assets resulting from operations	83,308,811	93,960,999	(75,366,128)	(85,697,787)

Distributions to shareholders:
Total distributions	—	—	—	—

Capital share transactions:
Proceeds from shares sold	116,759,181	403,524,126	217,581,854	283,055,534
Cost of shares redeemed	(150,669,709)	(619,615,048)	(131,969,558)	(188,039,184)
Transaction fees	34,362	119,034	39,591	38,777

Net increase (decrease) in net assets resulting from capital transactions	(33,876,166)	(215,971,888)	85,651,887	95,055,127

Total increase (decrease) in net assets	49,432,645	(122,010,889)	10,285,759	9,357,340
Net assets:
Beginning of period/year	169,911,426	291,922,315	208,011,336	198,653,996

End of period/year	$219,344,071	$169,911,426	$218,297,095	$208,011,336

Accumulated net investment loss at end of period/year	$(985,058)	$(67,621)	$(2,306,316)	$(1,441,321)

Changes in shares outstanding
Shares outstanding, beginning of period/year	6,001,251	14,101,251	11,529,745	6,179,745
Shares sold	3,750,000	17,550,000	16,550,000	12,550,000
Shares repurchased	(4,400,000)	(25,650,000)	(9,000,000)	(7,200,000)

Shares outstanding, end of period/year	5,351,251	6,001,251	19,079,745	11,529,745

[1]	On April 2, 2013, the Fund had a 3:1 stock split. Share amounts for all periods have been adjusted to give effect to the 3:1 stock split.

The accompanying notes are an integral part of these financial statements.

80	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily Mid Cap Bear 3X Shares[1]
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(189,769)	$(594,673)	$(63,949)	$(156,903)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	6,907,272	16,963,331	(7,518,610)	(7,590,955)
Net unrealized appreciation (depreciation) on investment securities and swaps	13,976,611	(1,793,606)	51,171	(1,951,562)

Net increase (decrease) in net assets resulting from operations	20,694,114	14,575,052	(7,531,388)	(9,699,420)

Distributions to shareholders:
Net realized gain	—	(13,888,075)	—	—

Total distributions	—	(13,888,075)	—	—

Capital share transactions:
Proceeds from shares sold	31,513,793	20,000,518	15,051,014	29,537,881
Cost of shares redeemed	(42,031,533)	(53,693,870)	(11,360,507)	(20,524,926)
Transaction fees	9,904	11,651	3,406	6,158

Net increase (decrease) in net assets resulting from capital transactions	(10,507,836)	(33,681,701)	3,693,913	9,019,113

Total increase (decrease) in net assets	10,186,278	(32,994,724)	(3,837,475)	(680,307)
Net assets:
Beginning of period/year	33,768,009	66,762,733	16,783,865	17,464,172

End of period/year	$43,954,287	$33,768,009	$12,946,390	$16,783,865

Accumulated net investment loss at end of period/year	$(446,016)	$(256,247)	$(192,073)	$(128,124)

Changes in shares outstanding
Shares outstanding, beginning of period/year	1,000,033	1,850,000	291,656	174,989
Shares sold	750,000	550,033	350,000	450,000
Shares repurchased	(950,000)	(1,400,000)	(233,498)	(333,333)

Shares outstanding, end of period/year	800,033	1,000,033	408,158	291,656

[1]	On April 2, 2013, the Fund had a 1:3 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:3 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	81

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 3X Shares[1]		Direxion Daily Small Cap Bear 3X Shares[2]
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(2,582,413)	$(6,521,800)	$(3,786,945)	$(7,787,933)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	223,595,166	390,298,357	(263,626,985)	(458,789,602)
Net unrealized appreciation (depreciation) on investment securities and swaps	91,913,315	(69,816,470)	(111,328,773)	95,393,474

Net increase (decrease) in net assets resulting from operations	312,926,068	313,960,087	(378,742,703)	(371,184,061)

Distributions to shareholders:
Total distributions	—	—	—	—

Capital share transactions:
Proceeds from shares sold	860,448,959	4,374,979,143	1,060,972,694	3,927,893,391
Cost of shares redeemed	(1,497,803,711)	(4,862,935,458)	(598,653,102)	(3,637,358,939)
Transaction fees	325,418	918,045	179,561	863,904

Net increase (decrease) in net assets resulting from capital transactions	(637,029,334)	(487,038,270)	462,499,153	291,398,356

Total increase (decrease) in net assets	(324,103,266)	(173,078,183)	83,756,450	(79,785,705)
Net assets:
Beginning of period/year	761,097,219	934,175,402	845,931,349	925,717,054

End of period/year	$436,993,953	$761,097,219	$929,687,799	$845,931,349

Accumulated net investment loss at end of period/year	$(2,603,046)	$(20,633)	$(10,342,059)	$(6,555,114)

Changes in shares outstanding
Shares outstanding, beginning of period/year	26,500,034	39,300,034	13,451,496	7,576,496
Shares sold	25,900,000	169,800,000	23,187,500	49,800,000
Shares repurchased	(42,400,000)	(182,600,000)	(11,040,516)	(43,925,000)

Shares outstanding, end of period/year	10,000,034	26,500,034	25,598,480	13,451,496

[1]	On April 2, 2013, the Fund had a 2:1 stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.
[2]	On April 2, 2013, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:3 reverse stock split.

The accompanying notes are an integral part of these financial statements.

82	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily China Bull 3X Shares		Direxion Daily China Bear 3X Shares[1]
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(333,027)	$(215,975)	$(45,097)	$(123,570)
Net realized loss on investment securities, in-kind redemptions and swaps	(230,087)	(6,695,579)	(355,662)	(2,708,845)
Net unrealized appreciation (depreciation) on investment securities and swaps	733,141	(2,174,736)	(1,253,890)	852,851

Net increase (decrease) in net assets resulting from operations	170,027	(9,086,290)	(1,654,649)	(1,979,564)

Distributions to shareholders:
Total distributions	—	—	—	—

Capital share transactions:
Proceeds from shares sold	25,347,196	27,064,555	1,490,169	8,562,750
Cost of shares redeemed	(1,659,090)	(8,685,372)	(2,958,630)	(5,265,326)
Transaction fees	1,418	2,606	886	869

Net increase (decrease) in net assets resulting from capital transactions	23,689,524	18,381,789	(1,467,575)	3,298,293

Total increase (decrease) in net assets	23,859,551	9,295,499	(3,122,224)	1,318,729
Net assets:
Beginning of period/year	55,094,739	45,799,240	11,894,034	10,575,305

End of period/year	$78,954,290	$55,094,739	$8,771,810	$11,894,034

Accumulated net investment loss at end of period/year	$(486,435)	$(153,408)	$(149,755)	$(104,658)

Changes in shares outstanding
Shares outstanding, beginning of period/year	3,350,011	2,000,011	190,000	130,000
Shares sold	1,450,000	1,750,000	30,000	130,000
Shares repurchased	(100,000)	(400,000)	(50,027)	(70,000)

Shares outstanding, end of period/year	4,700,011	3,350,011	169,973	190,000

[1]	On April 2, 2013, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	83

Statements of Changes in Net Assets

	Direxion Daily Developed Markets Bull 3X Shares		Direxion Daily Developed Markets Bear 3X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(114,096)	$(25,921)	$(52,527)	$(148,545)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	7,326,656	285,538	(2,759,371)	(4,502,712)
Net unrealized appreciation (depreciation) on investment securities and swaps	3,988,184	2,528,966	(2,908,634)	(1,904,784)

Net increase (decrease) in net assets resulting from operations	11,200,744	2,788,583	(5,720,532)	(6,556,041)

Distributions to shareholders:
Net investment income	(42,187)	(122,922)	—	—
Net realized gain	—	(1,296,042)	—	—

Total distributions	(42,187)	(1,418,964)	—	—

Capital share transactions:
Proceeds from shares sold	5,829,465	9,161,957	8,775,784	11,728,274
Cost of shares redeemed	(6,073,149)	(11,987,666)	(8,241,203)	(4,433,034)
Transaction fees	1,593	3,398	2,472	814

Net increase (decrease) in net assets resulting from capital transactions	(242,091)	(2,822,311)	537,053	7,296,054

Total increase (decrease) in net assets	10,916,466	(1,452,692)	(5,183,479)	740,013
Net assets:
Beginning of period/year	20,313,193	21,765,885	15,661,937	14,921,924

End of period/year	$31,229,659	$20,313,193	$10,478,458	$15,661,937

Accumulated net investment loss at end of period/year	$(178,500)	$(22,217)	$(173,964)	$(121,437)

Changes in shares outstanding
Shares outstanding, beginning of period/year	550,001	550,000	739,951	439,951
Shares sold	150,000	300,001	500,000	450,000
Shares repurchased	(150,000)	(300,000)	(400,000)	(150,000)

Shares outstanding, end of period/year	550,001	550,001	839,951	739,951

The accompanying notes are an integral part of these financial statements.

84	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Emerging Markets Bull 3X Shares[1]		Direxion Daily Emerging Markets Bear 3X Shares[2]
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(1,367,957)	$(1,218,269)	$(476,962)	$(1,273,723)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	63,846,935	(6,423,271)	(17,990,988)	(44,535,004)
Net unrealized appreciation (depreciation) on investment securities and swaps	(8,967,579)	577,150	(3,358,632)	(1,922,659)

Net increase (decrease) in net assets resulting from operations	53,511,399	(7,064,390)	(21,826,582)	(47,731,386)

Distributions to shareholders:
Net investment income	(306,516)	(474,997)	—	—

Total distributions	(306,516)	(474,997)	—	—

Capital share transactions:
Proceeds from shares sold	113,737,790	532,610,807	69,920,561	465,690,939
Cost of shares redeemed	(215,338,650)	(605,625,887)	(76,003,324)	(407,912,424)
Transaction fees	48,313	119,187	22,798	94,688

Net increase (decrease) in net assets resulting from capital transactions	(101,552,547)	(72,895,893)	(6,059,965)	57,873,203

Total increase (decrease) in net assets	(48,347,664)	(80,435,280)	(27,886,547)	10,141,817
Net assets:
Beginning of period/year	330,344,510	410,779,790	124,084,159	113,942,342

End of period/year	$281,996,846	$330,344,510	$96,197,612	$124,084,159

Accumulated net investment loss at end of period/year	$(3,367,739)	$(1,693,266)	$(1,554,201)	$(1,077,239)

Changes in shares outstanding
Shares outstanding, beginning of period/year	11,428,932	12,660,000	2,107,944	1,207,944
Shares sold	3,550,000	19,770,000	1,400,000	6,260,000
Shares repurchased	(6,450,000)	(21,001,068)	(1,430,180)	(5,360,000)

Shares outstanding, end of period/year	8,528,932	11,428,932	2,077,764	2,107,944

[1]	On April 2, 2013, the Fund had a 3:1 stock split. Share amounts for all periods have been adjusted to give effect to the 3:1 stock split.
[2]	On April 2, 2013, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	85

Statements of Changes in Net Assets

	Direxion Daily India Bull 3X Shares		Direxion Daily Latin American Bull 3X Shares[1]
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(111,126)	$(150,662)	$(114,216)	$(21,250)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	3,217,674	(8,942,009)	265,063	(1,386,855)
Net unrealized appreciation (depreciation) on investment securities and swaps	410,348	2,658,908	2,312,504	(6,074,773)

Net increase (decrease) in net assets resulting from operations	3,516,896	(6,433,763)	2,463,351	(7,482,878)

Distributions to shareholders:
Net investment income	(18,620)	—	(74,779)	(414,490)
Net realized gain	—	—	—	(3,137,330)

Total distributions	(18,620)	—	(74,779)	(3,551,820)

Capital share transactions:
Proceeds from shares sold	9,943,231	18,575,970	3,495,090	10,720,899
Cost of shares redeemed	(7,373,164)	(4,173,863)	(9,461,371)	(17,441,191)
Transaction fees	1,677	835	1,892	4,893

Net increase (decrease) in net assets resulting from capital transactions	2,571,744	14,402,942	(5,964,389)	(6,715,399)

Total increase (decrease) in net assets	6,070,020	7,969,179	(3,575,817)	(17,750,097)
Net assets:
Beginning of period/year	22,159,310	14,190,131	25,526,296	43,276,393

End of period/year	$28,229,330	$22,159,310	$21,950,479	$25,526,296

Accumulated net investment loss at end of period/year	$(260,982)	$(131,236)	$(225,684)	$(36,689)

Changes in shares outstanding
Shares outstanding, beginning of period/year	1,200,001	500,001	779,860	880,012
Shares sold	500,000	950,000	100,000	300,000
Shares repurchased	(350,000)	(250,000)	(250,000)	(400,152)

Shares outstanding, end of period/year	1,350,001	1,200,001	629,860	779,860

1 On April 2, 2013, the Fund had a 2:1 stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

The accompanying notes are an integral part of these financial statements.

86	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Russia Bull 3X Shares		Direxion Daily Russia Bear 3X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(96,451)	$(108,518)	$(48,795)	$(75,130)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(91,801)	(3,534,776)	3,429,579	(3,724,341)
Net unrealized appreciation (depreciation) on investment securities and swaps	775,807	(202,556)	(8,695,341)	1,358,386

Net increase (decrease) in net assets resulting from operations	587,555	(3,845,850)	(5,314,557)	(2,441,085)

Distributions to shareholders:
Net investment income	—	(49,002)	—	—

Total distributions	—	(49,002)	—	—

Capital share transactions:
Proceeds from shares sold	18,954,849	34,233,122	83,179,552	21,908,459
Cost of shares redeemed	(20,275,083)	(20,628,149)	(14,268,086)	(12,614,560)
Transaction fees	4,887	4,367	35,979	3,070

Net increase (decrease) in net assets resulting from capital transactions	(1,315,347)	13,609,340	68,947,445	9,296,969

Total increase (decrease) in net assets	(727,792)	9,714,488	63,632,888	6,855,884
Net assets:
Beginning of period/year	19,620,208	9,905,720	10,387,692	3,531,808

End of period/year	$18,892,416	$19,620,208	$74,020,580	$10,387,692

Accumulated net investment loss at end of period/year	$(253,971)	$(157,520)	$(114,028)	$(65,233)

Changes in shares outstanding
Shares outstanding, beginning of period/year	699,849	200,000	500,001	100,001
Shares sold	650,000	1,150,000	4,200,000	950,000
Shares repurchased	(600,000)	(650,151)	(800,000)	(550,000)

Shares outstanding, end of period/year	749,849	699,849	3,900,001	500,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	87

Statements of Changes in Net Assets

	Direxion Daily Brazil Bull 3X Shares	Direxion Daily South Korea Bull 3X Shares
	For the Period April 10, 2013[1] Through April 30, 2013 (Unaudited)	For the Period April 10, 2013[1] Through April 30, 2013 (Unaudited)
Operations:
Net investment loss	$(2,041)	$(2,147)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(75,841)	185,861
Net unrealized appreciation (depreciation) on investment securities and swaps	28,154	134,502

Net increase (decrease) in net assets resulting from operations	(49,728)	318,216

Distributions to shareholders:
Total distributions	—	—

Capital share transactions:
Proceeds from shares sold	4,000,040	4,000,040
Cost of shares redeemed	—	(2,071,527)
Transaction fees	—	415

Net increase in net assets resulting from capital transactions	4,000,040	1,928,928

Total increase in net assets	3,950,312	2,247,144
Net assets:
Beginning of period	—	—

End of period	$3,950,312	$2,247,144

Accumulated net investment loss at end of period	$(2,041)	$(2,147)

Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	100,001	100,001
Shares repurchased	—	(50,000)

Shares outstanding, end of period	100,001	50,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

88	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Basic Materials Bull 3X Shares		Direxion Daily Gold Miners Bull 3X Shares[1]
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(12,021)	$(20,312)	$(1,731,429)	$(1,700,567)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	101,693	(138,275)	(424,706,864)	(102,064,941)
Net unrealized appreciation (depreciation) on investment securities and swaps	793,834	190,230	(250,218,345)	129,952,096

Net increase (decrease) in net assets resulting from operations	883,506	31,643	(676,656,638)	26,186,588

Distributions to shareholders:
Net realized gain	—	—	—	(3,413,450)

Total distributions	—	—	—	(3,413,450)

Capital share transactions:
Proceeds from shares sold	1,656,826	5,320,395	680,298,685	649,406,457
Cost of shares redeemed	(1,731,735)	(6,486,427)	(90,688,035)	(363,313,644)
Transaction fees	346	1,075	25,330	74,798

Net increase (decrease) in net assets resulting from capital transactions	(74,563)	(1,164,957)	589,635,980	286,167,611

Total increase (decrease) in net assets	808,943	(1,133,314)	(87,020,658)	308,940,749
Net assets:
Beginning of period/year	2,583,186	3,716,500	418,013,852	109,073,103

End of period/year	$3,392,129	$2,583,186	$330,993,194	$418,013,852

Accumulated net investment loss at end of period/year	$(31,970)	$(19,949)	$(3,375,216)	$(1,643,787)

Changes in shares outstanding
Shares outstanding, beginning of period/year	100,001	150,001	5,060,000	670,000
Shares sold	50,000	200,000	24,240,000	9,720,000
Shares repurchased	(50,000)	(250,000)	(3,740,457)	(5,330,000)

Shares outstanding, end of period/year	100,001	100,001	25,559,543	5,060,000

[1]	On April 2, 2013, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	89

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Bear 3X Shares		Direxion Daily Healthcare Bull 3X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(195,060)	$(184,922)	$(34,364)	$(25,798)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	33,974,816	(10,824,208)	4,095,750	(22,129)
Net unrealized appreciation (depreciation) on investment securities and swaps	25,721,492	(2,679,477)	2,722,305	2,054,330

Net increase (decrease) in net assets resulting from operations	59,501,248	(13,688,607)	6,783,691	2,006,403

Distributions to shareholders:
Net investment income	—	—	—	(1,742)
Net realized gain	—	(296,491)	—	(73,622)

Total distributions	—	(296,491)	—	(75,364)

Capital share transactions:
Proceeds from shares sold	197,995,023	167,355,971	23,072,796	—
Cost of shares redeemed	(247,544,806)	(114,126,675)	—	(1,513,476)
Transaction fees	74,263	30,282	—	302

Net increase (decrease) in net assets resulting from capital transactions	(49,475,520)	53,259,578	23,072,796	(1,513,174)

Total increase in net assets	10,025,728	39,274,480	29,856,487	417,865
Net assets:
Beginning of period/year	47,577,958	8,303,478	5,318,536	4,900,671

End of period/year	$57,603,686	$47,577,958	$35,175,023	$5,318,536

Accumulated net investment loss at end of period/year	$(195,060)	$—	$(56,795)	$(22,431)

Changes in shares outstanding
Shares outstanding, beginning of period/year	2,000,001	250,001	100,001	150,001
Shares sold	4,050,000	4,750,000	300,000	—
Shares repurchased	(5,350,000)	(3,000,000)	—	(50,000)

Shares outstanding, end of period/year	700,001	2,000,001	400,001	100,001

The accompanying notes are an integral part of these financial statements.

90	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Natural Gas Related Bull 3X Shares		Direxion Daily Natural Gas Related Bear 3X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(94,035)	$(101,608)	$(23,634)	$(35,989)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(1,463,134)	13,775	2,075,112	(900,541)
Net unrealized appreciation (depreciation) on investment securities and swaps	1,316,658	(2,055,957)	(299,945)	936,693

Net increase (decrease) in net assets resulting from operations	(240,511)	(2,143,790)	1,751,533	163

Distributions to shareholders:
Net investment income	—	(19,000)	—	—

Total distributions	—	(19,000)	—	—

Capital share transactions:
Proceeds from shares sold	25,606,818	43,980,209	12,069,079	14,116,520
Cost of shares redeemed	(22,953,816)	(34,061,261)	(15,859,812)	(10,070,335)
Transaction fees	4,695	7,293	4,758	2,447

Net increase (decrease) in net assets resulting from capital transactions	2,657,697	9,926,241	(3,785,975)	4,048,632

Total increase (decrease) in net assets	2,417,186	7,763,451	(2,034,442)	4,048,795
Net assets:
Beginning of period/year	22,244,351	14,480,900	6,849,789	2,800,994

End of period/year	$24,661,537	$22,244,351	$4,815,347	$6,849,789

Accumulated net investment loss at end of period/year	$(94,035)	$—	$(55,120)	$(31,486)

Changes in shares outstanding
Shares outstanding, beginning of period/year	900,001	300,001	450,001	150,001
Shares sold	1,300,000	1,750,000	900,000	900,000
Shares repurchased	(1,000,000)	(1,150,000)	(1,000,000)	(600,000)

Shares outstanding, end of period/year	1,200,001	900,001	350,001	450,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	91

Statements of Changes in Net Assets

	Direxion Daily Retail Bull 3X Shares[1]		Direxion Daily Semiconductor Bull 3X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(28,666)	$(47,190)	$(254,756)	$(608,421)
Net realized gain on investment securities, in-kind redemptions and swaps	1,980,634	3,976,979	17,388,407	15,238,588
Net unrealized appreciation (depreciation) on investment securities and swaps	2,023,014	945,570	34,849,587	(19,421,114)

Net increase (decrease) in net assets resulting from operations	3,974,982	4,875,359	51,983,238	(4,790,947)

Distributions to shareholders:
Net realized gain	(600,893)	(289,821)	—	—

Total distributions	(600,893)	(289,821)	—	—

Capital share transactions:
Proceeds from shares sold	—	25,050,687	45,564,392	134,643,416
Cost of shares redeemed	(2,185,220)	(21,802,024)	(129,597,665)	(158,960,788)
Transaction fees	437	6,541	27,604	32,172

Net increase (decrease) in net assets resulting from capital transactions	(2,184,783)	3,255,204	(84,005,669)	(24,285,200)

Total increase (decrease) in net assets	1,189,306	7,840,742	(32,022,431)	(29,076,147)
Net assets:
Beginning of period/year	10,933,907	3,093,165	92,608,877	121,685,024

End of period/year	$12,123,213	$10,933,907	$60,586,446	$92,608,877

Accumulated net investment loss at end of period/year	$(28,666)	$—	$(764,497)	$(509,741)

Changes in shares outstanding
Shares outstanding, beginning of period/year	300,003	150,003	3,900,001	3,700,001
Shares sold	—	750,000	1,800,000	5,200,000
Shares repurchased	(50,000)	(600,000)	(4,200,000)	(5,000,000)

Shares outstanding, end of period/year	250,003	300,003	1,500,001	3,900,001

[1]	On April 2, 2013, the Fund had a 3:1 stock split. Share amounts for all periods have been adjusted to give effect to the 3:1 stock split.

The accompanying notes are an integral part of these financial statements.

92	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bear 3X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(155,500)	$(240,084)
Net realized loss on investment securities, in-kind redemptions and swaps	(13,118,380)	(8,531,932)
Net unrealized appreciation (depreciation) on investment securities and swaps	(10,738,202)	7,365,975

Net decrease in net assets resulting from operations	(24,012,082)	(1,406,041)

Distributions to shareholders:
Total distributions	—	—

Capital share transactions:
Proceeds from shares sold	89,932,947	91,835,007
Cost of shares redeemed	(36,940,758)	(79,759,810)
Transaction fees	11,082	17,116

Net increase in net assets resulting from capital transactions	53,003,271	12,092,313

Total increase in net assets	28,991,189	10,686,272
Net assets:
Beginning of period/year	29,858,365	19,172,093

End of period/year	$58,849,554	$29,858,365

Accumulated net investment loss at end of period/year	$(366,125)	$(210,625)

Changes in shares outstanding
Shares outstanding, beginning of period/year	749,949	349,949
Shares sold	3,450,000	2,350,000
Shares repurchased	(1,150,000)	(1,950,000)

Shares outstanding, end of period/year	3,049,949	749,949

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	93

Statements of Changes in Net Assets

	Direxion Daily Energy Bull 3X Shares		Direxion Daily Energy Bear 3X Shares[1]
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(1,070,862)	$(2,072,256)	$(377,444)	$(866,379)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	60,320,211	101,019,993	(20,454,819)	(36,205,055)
Net unrealized appreciation (depreciation) on investment securities and swaps	15,147,375	(8,162,865)	(4,758,094)	9,907,197

Net increase (decrease) in net assets resulting from operations	74,396,724	90,784,872	(25,590,357)	(27,164,237)

Distributions to shareholders:
Total distributions	—	—	—	—

Capital share transactions:
Proceeds from shares sold	133,200,682	839,575,102	70,127,498	278,328,963
Cost of shares redeemed	(292,233,605)	(1,065,551,302)	(54,754,007)	(267,713,212)
Transaction fees	62,878	199,167	16,414	60,528

Net increase (decrease) in net assets resulting from capital transactions	(158,970,045)	(225,777,033)	15,389,905	10,676,279

Total decrease in net assets	(84,573,321)	(134,992,161)	(10,200,452)	(16,487,958)
Net assets:
Beginning of period/year	260,855,608	395,847,769	92,359,209	108,847,167

End of period/year	$176,282,287	$260,855,608	$82,158,757	$92,359,209

Accumulated net investment loss at end of period/year	$(2,830,143)	$(1,759,281)	$(1,083,189)	$(705,745)

Changes in shares outstanding
Shares outstanding, beginning of period/year	5,250,017	8,200,017	1,913,323	1,396,656
Shares sold	2,700,000	19,350,000	1,741,667	4,600,000
Shares repurchased	(5,150,000)	(22,300,000)	(1,167,770)	(4,083,333)

Shares outstanding, end of period/year	2,800,017	5,250,017	2,487,220	1,913,323

[1]	On April 2, 2013, the Fund had 1:6 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:6 reverse stock split.

The accompanying notes are an integral part of these financial statements.

94	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial Bull 3X Shares[1]		Direxion Daily Financial Bear 3X Shares[2]
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(3,937,673)	$(7,682,951)	$(2,736,094)	$(8,015,812)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	320,175,638	531,488,252	(304,122,483)	(757,773,308)
Net unrealized appreciation (depreciation) on investment securities and swaps	243,707,557	90,729,420	(16,950,325)	133,526,046

Net increase (decrease) in net assets resulting from operations	559,945,522	614,534,721	(323,808,902)	(632,263,074)

Distributions to shareholders:
Total distributions	—	—	—	—

Capital share transactions:
Proceeds from shares sold	744,732,236	3,272,734,587	534,856,519	3,354,194,222
Cost of shares redeemed	(1,259,356,362)	(4,483,032,523)	(326,388,648)	(3,139,210,173)
Transaction fees	261,568	828,375	99,939	800,477

Net increase (decrease) in net assets resulting from capital transactions	(514,362,558)	(1,209,469,561)	208,567,810	215,784,526

Total increase (decrease) in net assets	45,582,964	(594,934,840)	(115,241,092)	(416,478,548)
Net assets:
Beginning of period/year	1,014,484,224	1,609,419,064	675,511,064	1,091,989,612

End of period/year	$1,060,067,188	$1,014,484,224	$560,269,972	$675,511,064

Accumulated net investment loss at end of period/year	$(11,776,396)	$(7,838,723)	$(9,165,599)	$(6,429,505)

Changes in shares outstanding
Shares outstanding, beginning of period/year	27,924,972	65,908,083	9,745,411	6,845,411
Shares sold	17,100,000	126,210,000	10,400,000	30,362,500
Shares repurchased	(27,050,000)	(164,193,111)	(5,491,958)	(27,462,500)

Shares outstanding, end of period/year	17,974,972	27,924,972	14,653,453	9,745,411

[1]	On April 2, 2013, the Fund had 3:1 stock split. Share amounts for all periods have been adjusted to give effect to the 3:1 stock split.
[2]	On April 2, 2013, the Fund had 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	95

Statements of Changes in Net Assets

	Direxion Daily Real Estate Bull 3X Shares[1]		Direxion Daily Real Estate Bear 3X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(380,491)	$(247,739)	$(76,021)	$(233,778)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	4,376,936	22,511,117	(6,181,780)	(14,887,531)
Net unrealized appreciation (depreciation) on investment securities and swaps	45,652,475	13,751,832	(2,412,472)	743,814

Net increase (decrease) in net assets resulting from operations	49,648,920	36,015,210	(8,670,273)	(14,377,495)

Distributions to shareholders:
Net investment income	(11,026)	—	—	—
Net realized gain	—	(4,895,478)	—	—

Total distributions	(11,026)	(4,895,478)	—	—

Capital share transactions:
Proceeds from shares sold	39,960,489	87,451,587	28,900,935	31,011,781
Cost of shares redeemed	(79,184,661)	(153,309,465)	(27,266,566)	(30,089,289)
Transaction fees	17,865	29,445	8,180	7,426

Net increase (decrease) in net assets resulting from capital transactions	(39,206,307)	(65,828,433)	1,642,549	929,918

Total increase (decrease) in net assets	10,431,587	(34,708,701)	(7,027,724)	(13,447,577)
Net assets:
Beginning of period/year	106,438,912	141,147,613	20,525,042	33,972,619

End of period/year	$116,870,499	$106,438,912	$13,497,318	$20,525,042

Accumulated net investment loss at end of period/year	$(771,661)	$(380,144)	$(256,273)	$(180,252)

Changes in shares outstanding
Shares outstanding, beginning of period/year	3,000,000	5,100,000	883,877	773,978
Shares sold	900,000	2,500,000	1,600,000	1,170,000
Shares repurchased	(1,900,000)	(4,600,000)	(1,450,000)	(1,060,101)

Shares outstanding, end of period/year	2,000,000	3,000,000	1,033,877	883,877

[1]	On April 2, 2013, the Fund had 2:1 stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

The accompanying notes are an integral part of these financial statements.

96	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology Bull 3X Shares		Direxion Daily Technology Bear 3X Shares[1]
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,2012
Operations:
Net investment loss	$(576,632)	$(1,185,353)	$(122,704)	$(335,488)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	20,453,531	72,559,079	(1,001,061)	(20,967,598)
Net unrealized appreciation (depreciation) on investment securities and swaps	5,909,657	(30,665,885)	(5,447,151)	9,081,798

Net increase (decrease) in net assets resulting from operations	25,786,556	40,707,841	(6,570,916)	(12,221,288)

Distributions to shareholders:
Total distributions	—	—	—	—

Capital share transactions:
Proceeds from shares sold	32,515,434	96,573,823	10,048,865	61,844,130
Cost of shares redeemed	(65,478,310)	(222,801,624)	(22,672,374)	(46,317,392)
Transaction fees	14,688	48,315	6,800	7,174

Net increase (decrease) in net assets resulting from capital transactions	(32,948,188)	(126,179,486)	(12,616,709)	15,533,912

Total increase (decrease) in net assets	(7,161,632)	(85,471,645)	(19,187,625)	3,312,624
Net assets:
Beginning of period/year	123,239,977	208,711,622	41,924,404	38,611,780

End of period/year	$116,078,345	$123,239,977	$22,736,779	$41,924,404

Accumulated net investment loss at end of period/year	$(576,632)	$—	$(404,562)	$(281,858)

Changes in shares outstanding
Shares outstanding, beginning of period/year	2,550,000	5,000,000	851,986	481,986
Shares sold	700,000	2,050,000	230,000	1,190,000
Shares repurchased	(1,250,000)	(4,500,000)	(460,112)	(820,000)

Shares outstanding, end of period/year	2,000,000	2,550,000	621,874	851,986

[1]	On April 2, 2013, the Fund had 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	97

Statements of Changes in Net Assets

	Direxion Daily 7-10 Treasury Bull 3X Shares[1]		Direxion Daily 7-10 Treasury Bear 3X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(29,898)	$(44,519)	$(234,836)	$(522,374)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	65,270	1,225,506	(4,216,639)	(16,349,207)
Net unrealized appreciation (depreciation) on investment securities and swaps	583,562	(418,406)	534,593	3,002,779

Net increase (decrease) in net assets resulting from operations	618,934	762,581	(3,916,882)	(13,868,802)

Distributions to shareholders:
Net realized gain	—	(168,471)	—	—

Total distributions	—	(168,471)	—	—

Capital share transactions:
Proceeds from shares sold	4,081,359	11,625,300	2,283,093	9,530,292
Cost of shares redeemed	—	(15,348,451)	(2,245,596)	(9,292,074)
Transaction fees	—	4,604	674	2,416

Net increase (decrease) in net assets resulting from capital transactions	4,081,359	(3,718,547)	38,171	240,634

Total increase (decrease) in net assets	4,700,293	(3,124,437)	(3,878,711)	(13,628,168)
Net assets:
Beginning of period/year	4,291,105	7,415,542	52,166,919	65,795,087

End of period/year	$8,991,398	$4,291,105	$48,288,208	$52,166,919

Accumulated net investment loss at end of period/year	$(29,898)	$—	$(659,223)	$(424,387)

Changes in shares outstanding
Shares outstanding, beginning of period/year	100,000	200,000	2,250,000	2,200,000
Shares sold	100,000	300,000	100,000	400,000
Shares repurchased	—	(400,000)	(100,000)	(350,000)

Shares outstanding, end of period/year	200,000	100,000	2,250,000	2,250,000

[1]	On April 2, 2013, the Fund had a 2:1 stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

The accompanying notes are an integral part of these financial statements.

98	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Treasury Bull 3X Shares		Direxion Daily 20+ Treasury Bear 3X Shares
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment income (loss)	$45,825	$(68,520)	$(1,491,925)	$(2,824,302)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	512,162	3,615,615	(25,675,123)	(144,641,693)
Net unrealized appreciation (depreciation) on investment securities and swaps	2,837,446	656,722	(5,716,945)	6,994,273

Net increase (decrease) in net assets resulting from operations	3,395,433	4,203,817	(32,883,993)	(140,471,722)

Distributions to shareholders:
Net investment income	(42,655)	—	—	—
Net realized gain	—	(245,889)	—	—

Total distributions	(42,655)	(245,889)	—	—

Capital share transactions:
Proceeds from shares sold	40,381,676	137,049,603	157,370,765	281,050,589
Cost of shares redeemed	(36,111,788)	(126,111,005)	(50,665,090)	(136,895,051)
Transaction fees	9,321	29,290	15,200	40,898

Net increase in net assets resulting from capital transactions	4,279,209	10,967,888	106,720,875	144,196,436

Total increase in net assets	7,631,987	14,925,816	73,836,882	3,724,714
Net assets:
Beginning of period/year	33,772,968	18,847,152	298,754,102	295,029,388

End of period/year	$41,404,955	$33,772,968	$372,590,984	$298,754,102

Undistributed (Accumulated) net investment income (loss) at end of period/year	$3,170	$—	$(3,880,946)	$(2,389,021)

Changes in shares outstanding
Shares outstanding, beginning of period/year	450,000	300,000	5,599,789	3,540,000
Shares sold	600,000	2,000,000	2,900,000	4,300,000
Shares repurchased	(500,000)	(1,850,000)	(900,000)	(2,240,211)

Shares outstanding, end of period/year	550,000	450,000	7,599,789	5,599,789

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	99

Financial Highlights

April 30, 2013

													RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,8]	Total Expenses[3,8]	Net Investment Income (Loss) After Expense Reimbursement[3,8]	Net Expenses[4,8]	Total Expenses[4,8]	Net Investment Income (Loss) After Expense Reimbursement[4,8]	Portfolio Turnover Rate[6]
Direxion Daily S&P 500® Bull 3X Shares[11]
For the Six Months Ended April 30, 2013 (Unaudited)	$28.31	$(0.14)	$(0.14)	$12.82	$12.68	$—	$—	$—	$—	$40.99	44.77%	$219,344	0.98%	1.02%	(0.87)%	0.95%	0.99%	(0.85)%	141%
For the Year Ended October 31, 2012	$20.70	(0.15)	(0.15)	7.76	7.61	—	—	—	—	$28.31	36.76%	$169,911	0.97%	1.03%	(0.63)%	0.95%	1.01%	(0.62)%	24%
For the Year Ended October 31, 2011	$19.63	(0.13)	(0.12)	1.20	1.07	—	—	—	—	$20.70	5.49%	$291,922	0.97%	1.05%	(0.54)%	0.95%	1.03%	(0.52)%	248%
For the Year Ended October 31, 2010	$15.76	0.10	0.10	6.49	6.59	(0.12)	(2.60)	—	(2.72)	$19.63	45.15%	$203,150	0.98%	1.08%	0.57%	0.95%	1.05%	0.60%	116%
For the Period November 5, 2008[1] Through October 31, 2009	$20.00	0.13	0.13	(4.24)[9]	(4.11)	(0.13)	—	—	(0.13)	$15.76	(20.35)%	$191,459	0.95%	1.15%	1.27%	0.95%	1.15%	1.27%	368%
Direxion Daily S&P 500® Bear 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$18.04	(0.07)	(0.07)	(6.53)	(6.60)	—	—	—	—	$11.44	(36.59)%	$218,297	0.95%	0.98%	(0.95)%	0.95%	0.98%	(0.95)%	0%
For the Year Ended October 31, 2012	$32.15	(0.21)	(0.21)	(13.90)	(14.11)	—	—	—	—	$18.04	(43.89)%	$208,011	0.95%	1.03%	(0.95)%	0.95%	1.03%	(0.95)%	0%
For the Year Ended October 31, 2011	$54.95	(0.36)	(0.36)	(22.44)	(22.80)	—	—	—	—	$32.15	(41.49)%	$198,654	0.95%	1.05%	(0.90)%	0.95%	1.05%	(0.90)%	0%
For the Year Ended October 31, 2010	$111.40	(0.65)	(0.65)	(55.80)	(56.45)	—	—	—	—	$54.95	(50.67)%	$283,978	0.96%	1.04%	(0.88)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$300.00	(1.30)	(1.30)	(187.30)	(188.60)	—	—	—	—	$111.40	(62.87)%	$360,969	0.95%	1.10%	(0.85)%	0.95%	1.10%	(0.85)%	0%
Direxion Daily Mid Cap Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$33.77	(0.19)	(0.19)	21.36	21.17	—	—	—	—	$54.94	62.69%	$43,954	0.98%	1.12%	(0.88)%	0.95%	1.08%	(0.85)%	83%
For the Year Ended October 31, 2012	$36.09	(0.44)	(0.18)	8.94	8.50	—	(10.82)	—	(10.82)	$33.77	26.11%	$33,768	1.67%	1.81%	(1.23)%	0.95%	1.08%	(0.51)%	80%
For the Year Ended October 31, 2011	$38.20	(0.30)	(0.20)	1.84	1.54	(0.04)	(3.61)	—	(3.65)	$36.09	1.64%	$66,763	1.15%	1.31%	(0.65)%	0.95%	1.11%	(0.45)%	63%
For the Year Ended October 31, 2010	$28.00	(0.05)	0.12	18.82	18.77	(0.13)	(8.44)	—	(8.57)	$38.20	78.65%	$42,020	1.45%	1.74%	(0.14)%	0.95%	1.24%	0.36%	153%
For the Period January 8, 2009[1] Through October 31, 2009	$20.00	0.11	0.11	7.98	8.09	(0.09)	—	—	(0.09)	$28.00	40.65%	$33,605	0.95%	1.37%	0.64%	0.95%	1.37%	0.64%	180%
Direxion Daily Mid Cap Bear 3X Shares[10]
For the Six Months Ended April 30, 2013 (Unaudited)	$57.54	(0.20)	(0.20)	(25.62)	(25.82)	—	—	—	—	$31.72	(44.87)%	$12,946	0.95%	1.29%	(0.95)%	0.95%	1.29%	(0.95)%	0%
For the Year Ended October 31, 2012	$99.81	(0.66)	(0.67)	(41.61)	(42.27)	—	—	—	—	$57.54	(42.35)%	$16,784	0.95%	1.28%	(0.95)%	0.95%	1.28%	(0.95)%	0%
For the Year Ended October 31, 2011	$184.95	(1.14)	(1.14)	(84.00)	(85.14)	—	—	—	—	$99.81	(46.03)%	$17,464	0.95%	1.32%	(0.90)%	0.95%	1.32%	(0.90)%	0%
For the Year Ended October 31, 2010	$517.80	(2.40)	(2.40)	(330.45)	(332.85)	—	—	—	—	$184.95	(64.28)%	$18,192	0.95%	1.30%	(0.86)%	0.95%	1.30%	(0.86)%	0%
For the Period January 8, 2009[1] Through October 31, 2009	$1,800.00	(5.10)	(5.10)	(1,277.10)	(1,282.20)	—	—	—	—	$517.80	(71.23)%	$16,396	0.95%	1.60%	(0.85)%	0.95%	1.60%	(0.85)%	0%
Direxion Daily Small Cap Bull 3X Shares[12]
For the Six Months Ended April 30, 2013 (Unaudited)	$28.72	(0.14)	(0.14)	15.12	14.98	—	—	—	—	$43.70	52.16%	$436,994	0.99%	1.07%	(0.85)%	0.95%	1.03%	(0.81)%	0%
For the Year Ended October 31, 2012	$23.77	(0.21)	(0.20)	5.16	4.95	—	—	—	—	$28.72	20.82%	$761,097	0.97%	1.02%	(0.79)%	0.95%	1.00%	(0.77)%	0%
For the Year Ended October 31, 2011	$26.42	(0.21)	(0.20)	(2.44)[9]	(2.65)	—	—	—	—	$23.77	(10.01)%	$934,175	0.97%	1.03%	(0.68)%	0.95%	1.01%	(0.66)%	306%
For the Year Ended October 31, 2010	$18.06	(0.01)	(0.01)	10.76	10.75	(0.05)	(2.34)	—	(2.39)	$26.42	65.88%	$472,871	0.96%	1.07%	(0.03)%	0.95%	1.06%	(0.02)%	165%
For the Period November 5, 2008[1] Through October 31, 2009	$30.00	0.07	0.07	(11.93)[9]	(11.86)	(0.08)	—	—	(0.08)	$18.06	(39.50)%	$281,739	0.95%	1.13%	0.50%	0.95%	1.13%	0.50%	303%
Direxion Daily Small Cap Bear 3X Shares[13]
For the Six Months Ended April 30, 2013 (Unaudited)	$62.88	(0.22)	(0.22)	(26.34)	(26.56)	—	—	—	—	$36.32	(42.24)%	$929,688	0.95%	1.02%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2012	$122.20	(0.76)	(0.74)	(58.56)	(59.32)	—	—	—	—	$62.88	(48.54)%	$845,931	0.96%	1.01%	(0.95)%	0.95%	1.00%	(0.95)%	0%
For the Year Ended October 31, 2011	$270.84	(1.52)	(1.52)	(147.12)	(148.64)	—	—	—	—	$122.20	(54.88)%	$925,717	0.95%	1.02%	(0.90)%	0.95%	1.02%	(0.90)%	0%
For the Year Ended October 31, 2010	$857.40	(3.60)	(3.60)	(582.96)	(586.56)	—	—	—	—	$270.84	(68.41)%	$887,785	0.95%	1.03%	(0.87)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$3,600.00	(8.40)	(8.40)	(2,734.20)	(2,742.60)	—	—	—	—	$857.40	(76.18)%	$477,844	0.95%	1.09%	(0.86)%	0.95%	1.09%	(0.86)%	0%

The accompanying notes are an integral part of these financial statements.

100	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2013

													RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,8]	Total Expenses[3,8]	Net Investment Income (Loss) After Expense Reimbursement[3,8]	Net Expenses[4,8]	Total Expenses[4,8]	Net Investment Income (Loss) After Expense Reimbursement[4,8]	Portfolio Turnover Rate[6]
Direxion Daily China Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$16.45	$(0.08)	$(0.08)	$0.43	$0.35	$—	$—	$—	$—	$16.80	$2.13%	$78,954	$0.96%	$1.03%	$(0.92)%	$0.95%	$1.01%	$(0.90)%	$20%
For the Year Ended October 31, 2012	$22.90	(0.09)	(0.09)	(6.36)	(6.45)	—	—	—	—	$16.45	(28.17)%	$55,095	0.96%	1.11%	(0.49)%	0.95%	1.10%	(0.48)%	34%
For the Year Ended October 31, 2011	$52.47	(0.12)	(0.11)	(28.07)	(28.19)	—	(1.38)	—	(1.38)	$22.90	(54.98)%	$45,799	0.97%	1.08%	(0.28)%	0.95%	1.06%	(0.26)%	39%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	0.09	0.09	12.52	12.61	(0.14)	—	—	(0.14)	$52.47	31.71%	$52,466	0.96%	1.21%	0.27%	0.95%	1.20%	0.28%	131%
Direxion Daily China Bear 3X Shares[14]
For the Six Months Ended April 30, 2013 (Unaudited)	$62.60	(0.27)	(0.26)	(10.72)	(10.99)	—	—	—	—	$51.61	(17.56)%	$8,772	0.96%	1.38%	(0.96)%	0.95%	1.37%	(0.95)%	0%
For the Year Ended October 31, 2012	$81.35	(0.70)	(0.69)	(18.05)	(18.75)	—	—	—	—	$62.60	(23.05)%	$11,894	0.97%	1.34%	(0.97)%	0.95%	1.32%	(0.95)%	0%
For the Year Ended October 31, 2011	$84.85	(0.75)	(0.75)	(2.75)	(3.50)	—	—	—	—	$81.35	(4.12)%	$10,575	0.95%	1.34%	(0.91)%	0.95%	1.34%	(0.91)%	0%
For the Period December 3, 2009[1] Through October 31, 2010	$200.00	(1.25)	(1.25)	(113.90)	(115.15)	—	—	—	—	$84.85	(57.58)%	$6,787	0.96%	1.60%	(0.88)%	0.95%	1.59%	(0.87)%	0%
Direxion Daily Developed Markets Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$36.93	(0.20)	(0.20)	20.12	19.92	(0.07)	—	—	(0.07)	$56.78	54.00%	$31,230	0.98%	1.32%	(0.90)%	0.95%	1.29%	(0.87)%	122%
For the Year Ended October 31, 2012	$39.57	(0.04)	(0.03)	(0.05)	(0.09)	(0.19)	(2.36)	—	(2.55)	$36.93	1.51%	$20,313	0.98%	1.42%	(0.13)%	0.95%	1.40%	(0.10)%	0%
For the Year Ended October 31, 2011	$65.30	0.63	0.68	(20.58)	(19.95)	(1.83)	(3.95)	—	(5.78)	$39.57	(33.56)%	$21,766	1.03%	1.39%	1.04%	0.95%	1.31%	1.12%	116%
For the Year Ended October 31, 2010	$75.46	0.43	0.63	6.39	6.82	(0.73)	(16.25)	—	(16.98)	$65.30	10.27%	$22,857	1.26%	1.89%	0.71%	0.95%	1.58%	1.02%	85%
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	0.70	0.70	15.36	16.06	(0.60)	—	—	(0.60)	$75.46	27.15%	$18,865	0.95%	2.11%	1.37%	0.95%	2.11%	1.37%	100%
Direxion Daily Developed Markets Bear 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$21.17	(0.08)	(0.08)	(8.61)	(8.69)	—	—	—	—	$12.48	(41.05)%	$10,478	0.95%	1.83%	(0.94)%	0.95%	1.83%	(0.94)%	0%
For the Year Ended October 31, 2012	$33.92	(0.27)	(0.26)	(12.48)	(12.75)	—	—	—	—	$21.17	(37.59)%	$15,662	0.96%	1.55%	(0.96)%	0.95%	1.53%	(0.95)%	0%
For the Year Ended October 31, 2011	$46.95	(0.34)	(0.34)	(12.69)	(13.03)	—	—	—	—	$33.92	(27.75)%	$14,922	0.95%	1.70%	(0.91)%	0.95%	1.70%	(0.91)%	0%
For the Year Ended October 31, 2010	$91.30	(0.60)	(0.60)	(43.75)	(44.35)	—	—	—	—	$46.95	(48.58)%	$15,496	0.95%	1.88%	(0.86)%	0.95%	1.88%	(0.86)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$300.00	(1.35)	(1.35)	(207.35)	(208.70)	—	—	—	—	$91.30	(69.57)%	$4,566	0.95%	2.91%	(0.84)%	0.95%	2.91%	(0.84)%	0%
Direxion Daily Emerging Markets Bull 3X Shares[11]
For the Six Months Ended April 30, 2013 (Unaudited)	$28.90	(0.14)	(0.14)	4.33	4.19	(0.03)	—	—	(0.03)	$33.06	14.48%	$281,997	0.97%	1.03%	(0.87)%	0.95%	1.00%	(0.85)%	60%
For the Year Ended October 31, 2012	$32.45	(0.09)	(0.09)	(3.43)	(3.52)	(0.03)	—	—	(0.03)	$28.90	(10.81)%	$330,345	0.96%	0.98%	(0.34)%	0.95%	0.97%	(0.34)%	0%
For the Year Ended October 31, 2011	$62.37	(0.18)	(0.17)	(27.90)	(28.08)	(0.04)	(1.80)	—	(1.84)	$32.45	(46.33)%	$410,780	0.97%	1.01%	(0.35)%	0.95%	0.99%	(0.33)%	187%
For the Year Ended October 31, 2010	$49.00	0.32	0.32	22.70	23.02	(0.32)	(9.33)	—	(9.65)	$62.37	50.97%	$353,661	0.96%	1.02%	0.63%	0.95%	1.01%	0.64%	148%
For the Period December 17, 2008[1] Through October 31, 2009	$25.00	0.42	0.42	23.86	24.28	(0.28)	—	—	(0.28)	$49.00	97.28%	$235,151	0.95%	1.05%	1.28%	0.95%	1.05%	1.28%	160%
Direxion Daily Emerging Markets Bear 3X Shares[14]
For the Six Months Ended April 30, 2013 (Unaudited)	$58.85	(0.23)	(0.23)	(12.32)	(12.55)	—	—	—	—	$46.30	(21.33)%	$96,198	0.95%	1.06%	(0.95)%	0.95%	1.05%	(0.95)%	0%
For the Year Ended October 31, 2012	$94.35	(0.70)	(0.70)	(34.80)	(35.50)	—	—	—	—	$58.85	(37.63)%	$124,084	0.96%	1.02%	(0.96)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2011	$120.45	(0.95)	(0.95)	(25.15)	(26.10)	—	—	—	—	$94.35	(21.67)%	$113,942	0.95%	1.05%	(0.91)%	0.95%	1.05%	(0.91)%	0%
For the Year Ended October 31, 2010	$366.50	(1.85)	(1.85)	(244.20)	(246.05)	—	—	—	—	$120.45	(67.14)%	$127,414	0.95%	1.06%	(0.87)%	0.95%	1.06%	(0.87)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$3,000.00	(3.40)	(3.40)	(2,630.10)	(2,633.50)	—	—	—	—	$366.50	(87.78)%	$103,663	0.95%	1.24%	(0.87)%	0.95%	1.24%	(0.87)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	101

Financial Highlights

April 30, 2013

													RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,8]	Total Expenses[3,8]	Net Investment Income (Loss) After Expense Reimbursement[3,8]	Net Expenses[4,8]	Total Expenses[4,8]	Net Investment Income (Loss) After Expense Reimbursement[4,8]	Portfolio Turnover Rate[6]
Direxion Daily India Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$18.47	$(0.08)	$(0.08)	$2.53	$2.45	$(0.01)	$—	$—	$(0.01)	$20.91	$13.29%	$28,229	$0.97%	$1.13%	$(0.86)%	$0.95%	$1.12%	$(0.84)%	$91%
For the Year Ended October 31, 2012	$28.38	(0.15)	(0.15)	(9.76)	(9.91)	—	—	—	—	$18.47	(34.92)%	$22,159	0.96%	1.21%	(0.78)%	0.95%	1.20%	(0.77)%	65%
For the Year Ended October 31, 2011	$50.93	(0.29)	(0.28)	(21.97)	(22.26)	—	(0.29)	—	(0.29)	$28.38	(43.93)%	$14,190	0.96%	1.18%	(0.75)%	0.95%	1.17%	(0.74)%	0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.24)	(0.23)	11.17[9]	10.93	—	—	—	—	$50.93	27.33%	$10,185	0.96%	2.11%	(0.86)%	0.95%	2.10%	(0.86)%	0%
Direxion Daily Latin America Bull 3X Shares[12]
For the Six Months Ended April 30, 2013 (Unaudited)	$32.73	(0.15)	(0.15)	3.12	2.97	(0.85)	—	—	(0.85)	$34.85	6.73%	$21,950	0.97%	1.15%	(0.84)%	0.95%	1.14%	(0.82)%	138%
For the Year Ended October 31, 2012	$49.18	(0.02)	0.00	(12.50)	(12.52)	(0.36)	(3.57)	—	(3.93)	$32.73	(26.27)%	$25,526	1.02%	1.01%	(0.06)%	0.95%	0.94%	0.01%	0%
For the Year Ended October 31, 2011	$99.48	0.42	0.44	(43.49)	(43.07)	(1.71)	(5.52)	—	(7.23)	$49.18	(46.60)%	$43,276	0.98%	1.30%	0.57%	0.95%	1.27%	0.60%	102%
For the Period December 3, 2009[1] Through October 31, 2010	$100.00	0.58	0.58	(0.60)	(0.02)	(0.50)	—	—	(0.50)	$99.48	0.15%	$35,811	0.97%	1.57%	0.83%	0.95%	1.55%	0.85%	54%
Direxion Daily Russia Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$28.03	(0.15)	(0.14)	(2.69)	(2.84)	—	—	—	—	$25.19	(10.13)%	$18,892	0.99%	1.29%	(0.95)%	0.95%	1.24%	(0.91)%	249%
For the Year Ended October 31, 2012	$49.53	(0.17)	(0.17)	(21.24)	(21.41)	(0.09)	—	—	(0.09)	$28.03	(43.25)%	$19,620	0.97%	1.39%	(0.54)%	0.95%	1.37%	(0.53)%	114%
For the Period May 25, 2011[1] Through October 31, 2011	$120.00	(0.28)	(0.28)	(70.19)	(70.47)	—	—	—	—	$49.53	(58.73)%	$9,906	0.95%	3.29%	(0.94)%	0.95%	3.29%	(0.94)%	108%
Direxion Daily Russia Bear 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$20.78	(0.08)	(0.08)	(1.72)	(1.80)	—	—	—	—	$18.98	(8.66)%	$74,021	0.97%	1.40%	(0.97)%	0.95%	1.37%	(0.95)%	0%
For the Year Ended October 31, 2012	$35.32	(0.25)	(0.24)	(14.29)	(14.54)	—	—	—	—	$20.78	(41.17)%	$10,388	0.99%	1.86%	(0.98)%	0.95%	1.83%	(0.95)%	0%
For the Period May 25, 2011[1] Through October 31, 2011	$40.00	(0.17)	(0.17)	(4.51)	(4.68)	—	—	—	—	$35.32	(11.70)%	$3,532	0.96%	3.57%	(0.94)%	0.95%	3.56%	(0.93)%	0%
Direxion Daily Brazil Bull 3X Shares
For the Period April 10, 2013[1] Through April 30, 2013 (Unaudited)	$40.00	(0.02)	(0.02)	(0.48)	(0.50)	—	—	—	—	$39.50	(1.25)%	$3,950	0.95%	2.80%	(0.95)%	0.95%	2.80%	(0.95)%	0%
Daily South Korea Bull 3X Shares
For the Period April 10, 2013[1] Through April 30, 2013 (Unaudited)	$40.00	(0.02)	(0.02)	4.96	4.94	—	—	—	—	$44.94	12.35%	$2,247	0.95%	2.66%	(0.95)%	0.95%	2.66%	(0.95)%	0%
Direxion Daily Basic Materials Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$25.83	(0.12)	(0.12)	8.21	8.09	—	—	—	—	$33.92	31.32%	$3,392	0.95%	3.08%	(0.77)%	0.95%	3.09%	(0.77)%	110%
For the Year Ended October 31, 2012	$24.78	(0.12)	(0.12)	1.17	1.05	—	—	—	—	$25.83	4.24%	$2,583	0.95%	2.25%	(0.46)%	0.95%	2.25%	(0.46)%	45%
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.03)	(0.03)	(15.19)	(15.22)	—	—	—	—	$24.78	(38.05)%	$3,717	0.95%	3.81%	(0.24)%	0.95%	3.81%	(0.24)%	76%
Direxion Daily Gold Miners Bull 3X Shares[14]
For the Six Months Ended April 30, 2013 (Unaudited)	$82.60	(0.14)	(0.14)	(69.51)	(69.65)	—	—	—	—	$12.95	(84.32)%	$330,993	0.96%	0.97%	(0.84)%	0.95%	0.95%	(0.83)%	0%
For the Year Ended October 31, 2012	$162.80	(0.65)	(0.65)	(74.45)	(75.10)	—	(5.10)	—	(5.10)	$82.60	(47.00)%	$418,014	0.96%	0.97%	(0.89)%	0.95%	0.96%	(0.89)%	39%
For the Period December 8, 2010[1] Through October 31, 2011	$200.00	(1.35)	(1.35)	(35.85)	(37.20)	—	—	—	—	$162.80	(18.60)%	$109,073	0.96%	1.14%	(0.91)%	0.95%	1.13%	(0.90)%	13%
Direxion Daily Gold Miners Bear 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$23.79	(0.21)	(0.20)	58.71	58.50	—	—	—	—	$82.29	245.90%	$57,604	0.97%	1.04%	(0.97)%	0.95%	1.02%	(0.95)%	0%
For the Year Ended October 31, 2012	$33.21	(0.33)	(0.32)	(7.11)	(7.44)	—	(1.98)	—	(1.98)	$23.79	(24.70)%	$47,578	0.96%	1.17%	(0.96)%	0.95%	1.16%	(0.95)%	0%
For the Period December 8, 2010[1] Through October 31, 2011	$40.00	(0.33)	(0.33)	(6.46)[9]	(6.79)	—	—	—	—	$33.21	(16.98)%	$8,303	0.95%	1.83%	(0.92)%	0.95%	1.83%	(0.92)%	0%

The accompanying notes are an integral part of these financial statements.

102	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2013

													RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,8]	Total Expenses[3,8]	Net Investment Income (Loss) After Expense Reimbursement[3,8]	Net Expenses[4,8]	Total Expenses[4,8]	Net Investment Income (Loss) After Expense Reimbursement[4,8]	Portfolio Turnover Rate[6]
Direxion Daily Healthcare Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$53.18	$(0.19)	$(0.18)	$34.95	$34.76	$—	$—	$—	$—	$87.94	$65.36%	$35,175	$0.97%	$1.42%	$(0.54)%	$0.95%	$1.39%	$(0.51)%	$18%
For the Year Ended October 31, 2012	$32.67	(0.25)	(0.24)	21.52	21.27	(0.02)	(0.74)	—	(0.76)	$53.18	66.77%	$5,319	0.98%	2.24%	(0.60)%	0.95%	2.21%	(0.57)%	0%
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.00)[7]	(0.00)[7]	(7.33)	(7.33)	—	—	—	—	$32.67	(18.33)%	$4,901	0.95%	3.43%	(0.02)%	0.95%	3.43%	(0.02)%	48%
Direxion Daily Natural Gas Related Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$24.72	(0.08)	(0.08)	(4.09)	(4.17)	—	—	—	—	$20.55	(16.87)%	$24,662	0.96%	1.11%	(0.73)%	0.95%	1.10%	(0.72)%	124%
For the Year Ended October 31, 2012	$48.27	(0.16)	(0.16)	(23.31)	(23.47)	(0.08)	—	—	(0.08)	$24.72	(48.69)%	$22,244	0.96%	1.25%	(0.57)%	0.95%	1.25%	(0.57)%	141%
For the Year Ended October 31, 2011	$43.50	(0.31)	(0.30)	5.13 [9]	4.82	(0.05)	—	—	(0.05)	$48.27	11.07%	$14,481	0.97%	1.53%	(0.55)%	0.95%	1.51%	(0.53)%	40%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.05)	(0.05)	3.55	3.50	—	—	—	—	$43.50	8.75%	$4,350	0.95%	3.67%	(0.45)%	0.95%	3.67%	(0.45)%	30%
Direxion Daily Natural Gas Related Bear 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$15.22	(0.07)	(0.07)	(1.39)	(1.46)	—	—	—	—	$13.76	(9.59)%	$4,815	0.97%	1.76%	(0.97)%	0.95%	1.74%	(0.95)%	0%
For the Year Ended October 31, 2012	$18.67	(0.16)	(0.16)	(3.29)	(3.45)	—	—	—	—	$15.22	(18.47)%	$6,850	0.96%	2.24%	(0.96)%	0.95%	2.23%	(0.94)%	0%
For the Year Ended October 31, 2011	$34.08	(0.20)	(0.19)	(15.21)	(15.41)	—	—	—	—	$18.67	(45.22)%	$2,801	0.95%	3.13%	(0.90)%	0.95%	3.13%	(0.90)%	0%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.10)	(0.10)	(5.82)	(5.92)	—	—	—	—	$34.08	(14.80)%	$3,408	0.95%	3.48%	(0.89)%	0.95%	3.48%	(0.89)%	0%
Direxion Daily Retail Bull 3X Shares[11]
For the Six Months Ended April 30, 2013 (Unaudited)	$36.44	(0.10)	(0.09)	14.15	14.05	—	(2.00)	—	(2.00)	$48.49	40.88%	$12,123	0.98%	1.45%	(0.51)%	0.95%	1.42%	(0.48)%	0%
For the Year Ended October 31, 2012	$20.62	(0.18)	(0.16)	16.97	16.79	—	(0.97)	—	(0.97)	$36.44	85.76%	$10,934	0.98%	1.87%	(0.61)%	0.95%	1.83%	(0.57)%	93%
For the Year Ended October 31, 2011	$16.65	(0.06)	(0.05)	4.25	4.19	(0.06)	(0.16)	—	(0.22)	$20.62	25.25%	$3,093	0.98%	2.17%	(0.29)%	0.95%	2.14%	(0.26)%	111%
For the Period July 14, 2010[1] Through October 31, 2010	$13.33	(0.01)	(0.01)	3.34	3.33	(0.01)	—	—	(0.01)	$16.65	24.96%	$4,996	0.95%	3.76%	(0.21)%	0.95%	3.76%	(0.21)%	1%
Direxion Daily Semiconductor Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$23.75	(0.09)	(0.08)	16.73	16.64	—	—	—	—	$40.39	70.06%	$60,586	0.98%	1.07%	(0.59)%	0.95%	1.04%	(0.55)%	6%
For the Year Ended October 31, 2012	$32.89	(0.19)	(0.19)	(8.95)	(9.14)	—	—	—	—	$23.75	(27.80)%	$92,609	0.97%	1.05%	(0.62)%	0.95%	1.03%	(0.61)%	84%
For the Year Ended October 31, 2011	$37.49	(0.24)	(0.23)	(4.36)	(4.60)	—	—	—	—	$32.89	(12.27)%	$121,685	0.98%	1.06%	(0.58)%	0.95%	1.03%	(0.55)%	69%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.04)	(0.04)	(2.46)[9]	(2.50)	(0.01)	—	—	(0.01)	$37.49	(6.25)%	$61,853	0.95%	1.27%	(0.20)%	0.95%	1.27%	(0.20)%	46%
Direxion Daily Semiconductor Bear 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$39.81	(0.12)	(0.12)	(20.39)	(20.51)	—	—	—	—	$19.30	(51.52)%	$58,850	0.96%	1.10%	(0.95)%	0.95%	1.10%	(0.94)%	0%
For the Year Ended October 31, 2012	$54.79	(0.36)	(0.36)	(14.62)	(14.98)	—	—	—	—	$39.81	(27.33)%	$29,858	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.94)%	0%
For the Year Ended October 31, 2011	$115.25	(0.65)	(0.61)	(55.50)	(56.15)	—	(4.31)	—	(4.31)	$54.79	(49.74)%	$19,172	1.01%	1.32%	(0.97)%	0.95%	1.26%	(0.91)%	0%
For the Period March 11, 2010[1] Through October 31, 2010	$200.00	(0.90)	(0.90)	(83.85)	(84.75)	—	—	—	—	$115.25	(42.38)%	$9,219	0.96%	1.78%	(0.87)%	0.95%	1.77%	(0.86)%	0%
Direxion Daily Energy Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$49.69	(0.25)	(0.24)	13.52	13.27	—	—	—	—	$62.96	26.71%	$176,282	1.00%	1.03%	(0.94)%	0.95%	0.98%	(0.89)%	171%
For the Year Ended October 31, 2012	$48.27	(0.28)	(0.27)	1.70	1.42	—	—	—	—	$49.69	2.94%	$260,856	0.97%	0.99%	(0.59)%	0.95%	0.97%	(0.57)%	347%
For the Year Ended October 31, 2011	$38.32	(0.24)	(0.22)	10.19	9.95	—	—	—	—	$48.27	25.97%	$395,848	0.98%	0.99%	(0.40)%	0.95%	0.96%	(0.37)%	302%
For the Year Ended October 31, 2010	$41.85	0.13	0.13	1.40	1.53	(0.21)	(4.85)	—	(5.06)	$38.32	3.67%	$210,747	0.96%	1.00%	0.39%	0.95%	0.99%	0.40%	126%
For the Period November 6, 2008[1] Through October 31, 2009	$60.00	0.26	0.26	(18.18)[9]	(17.92)	(0.23)	—	—	(0.23)	$41.85	(29.75)%	$133,917	0.95%	1.05%	0.81%	0.95%	1.05%	0.81%	518%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	103

Financial Highlights

April 30, 2013

													RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distri butions from Return of Capital	Total Distri butions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,8]	Total Expenses[3,8]	Net Investment Income (Loss) After Expense Reimbur sement[3,8]	Net Expenses[4,8]	Total Expenses[4,8]	Net Investment Income (Loss) After Expense Reimbur sement[4,8]	Portfolio Turnover Rate[6]
Direxion Daily Energy Bear 3X Shares[15]
For the Six Months Ended April 30, 2013 (Unaudited)	$48.30	$(0.19)	$(0.16)	$(15.08)	$(15.27)	$—	$—	$—	$—	$33.03	$(31.61)%	$82,159	$0.96%	$1.04%	$(0.95)%	$0.83%	$0.91%	$(0.82)%	$0%
For the Year Ended October 31, 2012	$77.94	(0.54)	(0.56)	(29.10)	(29.64)	—	—	—	—	$48.30	(38.03)%	$92,359	0.96%	0.96%	(0.96)%	0.95%	0.95%	(0.95)%	0%
For the Year Ended October 31, 2011	$217.62	(0.96)	(0.90)	(138.72)	(139.68)	—	—	—	—	$77.94	(64.19)%	$108,847	1.02%	1.15%	(0.98)%	0.95%	1.08%	(0.91)%	0%
For the Year Ended October 31, 2010	$378.90	(2.88)	(2.76)	(158.40)	(161.28)	—	—	—	—	$217.62	(42.57)%	$64,562	0.99%	1.17%	(0.92)%	0.95%	1.13%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$1,800.00	(4.50)	(4.50)	(1,416.60)	(1,421.10)		—	—	—	$378.90	(78.95)%	$71,339	0.95%	1.13%	(0.86)%	0.95%	1.13%	(0.88)%	0%
Direxion Daily Financial Bull 3X Shares[11]
For the Six Months Ended April 30, 2013 (Unaudited)	$36.33	(0.16)	(0.15)	22.80	22.64	—	—	—	—	$58.97	62.32%	$1,060,067	1.01%	1.03%	(0.73)%	0.95%	0.98%	(0.68)%	1%
For the Year Ended October 31, 2012	$24.42	(0.14)	(0.14)	12.05	11.91	—	—	—	—	$36.33	48.77%	$1,014,484	0.97%	0.97%	(0.56)%	0.95%	0.95%	(0.55)%	5%
For the Year Ended October 31, 2011	$36.97	(0.19)	(0.19)	(12.36)	(12.55)	—	—	—	—	$24.42	(33.94)%	$1,609,419	0.97%	0.97%	(0.53)%	0.95%	0.95%	(0.51)%	63%
For the Year Ended October 31, 2010	$37.45	0.05	0.07	(0.36)	(0.31)	(0.17)	—	—	(0.17)	$36.97	(0.97)%	$1,695,441	0.96%	0.99%	0.14%	0.95%	0.98%	0.15%	19%
For the Period November 6, 2008[1] Through October 31, 2009	$166.67	0.20	0.20	(129.12)[9]	(128.92)	(0.30)	—	—	(0.30)	$37.45	(77.36)%	$1,314,219	0.95%	0.98%	0.80%	0.95%	0.98%	0.80%	365%
Direxion Daily Financial Bear 3X Shares[13]
For the Six Months Ended April 30, 2013 (Unaudited)	$69.32	(0.25)	(0.24)	(30.84)	(31.09)	—	—	—	—	$38.23	(44.85)%	$560,270	0.95%	0.99%	(0.95)%	0.93%	0.99%	(0.92)%	0%
For the Year Ended October 31, 2012	$159.52	(0.96)	(0.96)	(89.24)	(90.20)	—	—	—	—	$69.32	(56.54)%	$675,511	0.95%	0.96%	(0.95)%	0.95%	0.96%	(0.95)%	0%
For the Year Ended October 31, 2011	$252.20	(1.76)	(1.76)	(90.92)	(92.68)	—	—	—	—	$159.52	(36.75)%	$1,091,990	0.96%	0.99%	(0.92)%	0.95%	0.98%	(0.91)%	0%
For the Year Ended October 31, 2010	$459.20	(2.80)	(2.60)	(204.20)	(207.00)	—	—	—	—	$252.20	(45.08)%	$1,199,646	0.96%	1.00%	(0.89)%	0.95%	0.99%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$12,000.00	(5.80)	(5.80)	(11,535.00)	(11,540.80)	—	—	—	—	$459.20	(96.17)%	$1,216,063	0.95%	1.00%	(0.86)%	0.95%	1.00%	(0.86)%	0%
Direxion Daily Real Estate Bull 3X Shares[12]
For the Six Months Ended April 30, 2013 (Unaudited)	$35.48	(0.16)	(0.15)	23.12	22.96	(0.00)[7]	—	—	(0.00)[7]	$58.44	64.73%	$116,870	1.03%	1.13%	(0.79)%	0.95%	1.05%	(0.71)%	210%
For the Year Ended October 31, 2012	$27.68	(0.08)	(0.06)	8.88	8.80	—	(1.00)	—	(1.00)	$35.48	34.26%	$106,439	1.00%	1.07%	(0.23)%	0.95%	1.02%	(0.19)%	72%
For the Year Ended October 31, 2011	$27.03	0.09	0.10	0.59	0.68	(0.03)	—	—	(0.03)	$27.68	2.51%	$141,148	0.99%	1.03%	0.29%	0.95%	0.99%	0.33%	110%
For the Year Ended October 31, 2010	$13.39	0.38	0.39	14.95	15.33	(0.51)	(1.18)	—	(1.69)	$27.03	123.46%	$110,794	0.97%	1.06%	1.93%	0.95%	1.04%	1.95%	146%
For the Period July 16, 2009[1] Through October 31, 2009	$7.50	0.10	0.10	5.81 [9]	5.91	(0.02)	—	—	(0.02)	$13.39	78.71%	$107,118	0.96%	1.11%	2.43%	0.95%	1.10%	2.44%	132%
Direxion Daily Real Estate Bear 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$23.22	(0.09)	(0.09)	(10.07)	(10.16)	—	—	—	—	$13.06	(43.76)%	$13,497	0.95%	1.51%	(0.95)%	0.95%	1.51%	(0.95)%	0%
For the Year Ended October 31, 2012	$43.89	(0.26)	(0.25)	(20.41)	(20.67)	—	—	—	—	$23.22	(47.10)%	$20,525	0.95%	1.32%	(0.95)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2011	$101.90	(0.67)	(0.67)	(57.34)	(58.01)	—	—	—	—	$43.89	(56.93)%	$33,973	0.95%	1.15%	(0.90)%	0.95%	1.15%	(0.90)%	0%
For the Year Ended October 31, 2010	$526.75	(1.60)	(1.55)	(422.30)	(423.90)	—	(0.95)	—	(0.95)	$101.90	(80.57)%	$78,871	0.96%	1.10%	(0.88)%	0.95%	1.09%	(0.87)%	0%
For the Period July 16, 2009[1] Through October 31, 2009	$1,500.00	(1.25)	(1.25)	(972.00)	(973.25)	—	—	—	—	$526.75	(64.88)%	$47,416	0.95%	1.65%	(0.94)%	0.95%	1.65%	(0.94)%	0%

The accompanying notes are an integral part of these financial statements.

104	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2013

													RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,8]	Total Expenses[3,8]	Net Investment Income (Loss) After Expense Reimbursement[3,8]	Net Expenses[4,8]	Total Expenses[4,8]	Net Investment Income (Loss) After Expense Reimbursement[4,8]	Portfolio Turnover Rate[6]
Direxion Daily Technology Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$48.33	$(0.22)	$(0.22)	$9.93	$9.71	$—	$—	$—	$—	$58.04	$20.09%	$116,078	$0.96%	$1.00%	$(0.87)%	$0.95%	$0.99%	$(0.86)%	$222%
For the Year Ended October 31, 2012	$41.74	(0.35)	(0.34)	6.94	6.59	—	—	—	—	$48.33	15.79%	$123,240	0.97%	1.01%	(0.72)%	0.95%	0.99%	(0.70)%	137%
For the Year Ended October 31, 2011	$40.20	(0.30)	(0.28)	2.68	2.38	(0.00)[7]	(0.84)	—	(0.84)	$41.74	5.82%	$208,712	0.98%	1.01%	(0.69)%	0.95%	0.98%	(0.66)%	12%
For the Year Ended October 31, 2010	$33.55	(0.19)	(0.12)	14.37	14.18	—	(7.53)	—	(7.53)	$40.20	47.33%	$196,994	1.15%	1.20%	(0.56)%	0.95%	1.00%	(0.36)%	106%
For the Period December 17, 2008[1] Through October 31, 2009	$15.00	(0.05)	(0.05)	18.61	18.56	(0.01)	—	—	(0.01)	$33.55	123.80%	$114,065	0.95%	1.07%	(0.23)%	0.95%	1.07%	(0.23)%	206%
Direxion Daily Technology Bear 3X Shares[14]
For the Six Months Ended April 30, 2013 (Unaudited)	$49.20	(0.21)	(0.21)	(12.43)	(12.64)	—	—	—	—	$36.56	(25.69)%	$22,737	0.96%	1.14%	(0.96)%	0.95%	1.13%	(0.95)%	0%
For the Year Ended October 31, 2012	$80.10	(0.50)	(0.50)	(30.40)	(30.90)	—	—	—	—	$49.20	(38.58)%	$41,924	0.95%	1.13%	(0.95)%	0.95%	1.13%	(0.95)%	0%
For the Year Ended October 31, 2011	$140.15	(1.00)	(1.00)	(59.05)	(60.05)	—	—	—	—	$80.10	(42.85)%	$38,612	0.95%	1.07%	(0.90)%	0.95%	1.07%	(0.90)%	0%
For the Year Ended October 31, 2010	$314.25	(1.80)	(1.80)	(172.30)	(174.10)	—	—	—	—	$140.15	(55.40)%	$53,531	0.96%	1.11%	(0.88)%	0.95%	1.10%	(0.87)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$1,500.00	(3.00)	(3.00)	(1,182.75)	(1,185.75)	—	—	—	—	$314.25	(79.05)%	$41,478	0.95%	1.21%	(0.87)%	0.95%	1.21%	(0.87)%	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares [12]
For the Six Months Ended April 30, 2013 (Unaudited)	$42.91	(0.20)	(0.20)	2.25	2.05	—	—	—	—	$44.96	4.78%	$8,991	0.96%	1.76%	(0.96)%	0.95%	1.74%	(0.94)%	0%
For the Year Ended October 31, 2012	$37.08	(0.39)	(0.38)	7.06	6.67	—	(0.84)	—	(0.84)	$42.91	18.28%	$4,291	0.96%	2.04%	(0.96)%	0.95%	2.03%	(0.95)%	0%
For the Year Ended October 31, 2011	$32.65	(0.28)	(0.28)	6.84	6.56	(0.10)	(2.03)	—	(2.13)	$37.08	22.76%	$7,416	0.96%	1.52%	(0.92)%	0.95%	1.51%	(0.91)%	0%
For the Year Ended October 31, 2010	$25.62	0.31	0.31	7.07	7.38	(0.35)	—	—	(0.35)	$32.65	29.17%	$6,529	0.95%	1.85%	1.15%	0.95%	1.85%	1.15%	536%
For the Period April 16, 2009[1] Through October 31, 2009	$30.00	0.26	0.26	(4.42)	(4.16)	(0.22)	—	—	(0.22)	$25.62	(13.85)%	$10,248	0.95%	3.14%	2.07%	0.95%	3.14%	2.07%	176%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$23.19	(0.11)	(0.11)	(1.62)	(1.73)	—	—		—	$21.46	(7.46)%	$48,288	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2012	$29.91	(0.24)	(0.24)	(6.48)	(6.72)	—	—	—	—	$23.19	(22.47)%	$52,167	0.95%	1.00%	(0.95)%	0.95%	1.00%	(0.95)%	0%
For the Year Ended October 31, 2011	$41.08	(0.36)	(0.36)	(10.81)	(11.17)	—	—	—	—	$29.91	(27.19)%	$65,795	0.95%	0.97%	(0.91)%	0.95%	0.97%	(0.91)%	0%
For the Year Ended October 31, 2010	$64.03	(0.44)	(0.43)	(17.20)	(17.64)	—	(5.31)	—	(5.31)	$41.08	(29.95)%	$59,564	0.95%	1.20%	(0.87)%	0.95%	1.20%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	(0.29)	(0.29)	4.32	4.03	—	—	—	—	$64.03	6.72%	$19,210	0.95%	2.21%	(0.89)%	0.95%	2.21%	(0.89)%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$75.05	0.11	0.11	0.25	0.36	(0.13)	—		(0.13)	$75.28	0.49%	$41,405	0.96%	1.09%	0.32%	0.95%	1.09%	0.32%	0%
For the Year Ended October 31, 2012	$62.82	(0.18)	(0.17)	12.96	12.78	—	(0.55)	—	(0.55)	$75.05	20.45%	$33,773	0.96%	1.10%	(0.26)%	0.95%	1.10%	(0.25)%	0%
For the Year Ended October 31, 2011	$43.18	(0.25)	(0.25)	21.17	20.92	(0.29)	(0.99)	—	(1.28)	$62.82	51.23%	$18,847	0.95%	1.14%	(0.64)%	0.95%	1.14%	(0.64)%	128%
For the Year Ended October 31, 2010	$42.56	0.56	0.57	5.03	5.59	(0.77)	(4.20)	—	(4.97)	$43.18	15.27%	$15,114	0.95%	1.61%	1.42%	0.95%	1.61%	1.42%	658%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.64	0.64	(17.70)[9]	(17.06)	(0.38)	—	—	(0.38)	$42.56	(28.43)%	$12,768	0.95%	1.98%	2.84%	0.95%	1.98%	2.84%	215%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	105

Financial Highlights

April 30, 2013

														RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s omitted)	Net Expenses[3,8]	Total Expenses[3,8]	Net Investment Income (Loss) After Expense Reimbursement[3,8]	Net Expenses[4,8]	Total Expenses[4,8]	Net Investment Income (Loss) After Expense Reimbursement[4,8]	Portfolio Turnover Rate[6]
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2013 (Unaudited)	$53.35	$(0.25)	$(0.25)	$(4.07)	$(4.32)	$				$—	$49.03	$(8.10)%	$372,591	$0.92%	$0.92%	$(0.92)%	$0.92%	$0.92%	$(0.92)%	$0%
For the Year Ended October 31, 2012	83.34	(0.55)	(0.55)	(29.44)	(29.99)		—	—	—	—	53.35	(35.99)%	298,754	0.93%	0.92%	(0.93)%	0.93%	0.92%	(0.93)%	0%
For the Year Ended October 31, 2011	191.75	(1.50)	(1.48)	(106.91)	(108.41)		—	—	—	—	83.34	(56.54)%	295,029	0.93%	0.94%	(0.89)%	0.92%	0.93%	(0.88)%	0%
For the Year Ended October 31, 2010	324.45	(2.10)	(2.05)	(93.85)	(95.95)		—	(35.00)	(1.75)	(36.75)	191.75	(33.48)%	222,430	0.95%	0.95%	(0.87)%	0.95%	0.95%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	300.00	(1.60)	(1.60)	26.05 [9]	24.45		—	—	—	—	324.45	8.15%	90,852	0.95%	1.10%	(0.89)%	0.95%	1.10%	(0.89)%	0%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Includes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.

[4]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.

[5]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.

[7]	Between $(0.005) and $0.00.
[8]	For periods less than a year, these ratios are annualized.

[9]	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s changes in net realized and unrealized gain (loss) on investment securities, in-kind transactions and swaps for the period.

[1][0]	On April 2, 2013, the Fund had a 1:3 reverse stock split. Per share data for the period prior to April 2, 2013 has been adjusted to give effect to 1:3 reverse stock split.

[1][1]	On April 2, 2013, the Fund had a 3:1 forward stock split. Per share data for the period prior to April 2, 2013 has been adjusted to give effect to 3:1 forward stock split.

[12]	On April 2, 2013, the Fund had a 2:1 forward stock split. Per share data for the period prior to April 2, 2013 has been adjusted to give effect to 2:1 forward stock split.

[13]	On April 2, 2013, the Fund had a 1:4 reverse stock split. Per share data for the period prior to April 2, 2013 has been adjusted to give effect to 1:4 reverse stock split.

[14]	On April 2, 2013, the Fund had a 1:5 reverse stock split. Per share data for the period prior to April 2, 2013 has been adjusted to give effect to 1:5 reverse stock split.

[15]	On April 2, 2013, the Fund had a 1:6 reverse stock split. Per share data for the period prior to April 2, 2013 has been adjusted to give effect to 1:6 reverse stock split.

The accompanying notes are an integral part of these financial statements.

106	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2013 (Unaudited)

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 46 separate series (each, a “Fund” and together the “Funds”). 39 of these Funds are included in this report:

Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily India Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily Brazil Bull 3X Shares
Direxion Daily South Korea Bull 3X Shares
Direxion Daily Basic Materials Bull 3X Shares
Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily S&P 500® Bull 3X Shares		300%
Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	-300%
Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	S&P MidCap 400® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%
Direxion Daily China Bull 3X Shares		300%
Direxion Daily China Bear 3X Shares	The Bank of New York Mellon China Select ADR Index	-300%
Direxion Daily Developed Markets Bull 3X Shares		300%
Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE® Index	-300%

DIREXION SEMI-ANNUAL REPORT	107

Funds	Index or Benchmark	Daily Target
Direxion Daily Emerging Markets Bull 3X Shares		300%
Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%
Direxion Daily India Bull 3X Shares	Indus India Index	300%
Direxion Daily Latin America Bull 3X Shares	S&P Latin America 40 Index	300%
Direxion Daily Russia Bull 3X Shares		300%
Direxion Daily Russia Bear 3X Shares	Market Vectors Russia Index	-300%
Direxion Daily Brazil Bull 3X Shares	MSCI Brazil 25/50 Index	300%
Direxion Daily South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Basic Materials Bull 3X Shares	Materials Select Sector Index	300%
Direxion Daily Gold Miners Bull 3X Shares		300%
Direxion Daily Gold Miners Bear 3X Shares	NYSE Arca Gold Miners Index	-300%
Direxion Daily Healthcare Bull 3X Shares	Health Care Select Sector Index	300%
Direxion Daily Natural Gas Related Bull 3X Shares		300%
Direxion Daily Natural Gas Related Bear 3X Shares	ISE-Revere Natural Gas IndexTM	-300%
Direxion Daily Retail Bull 3X Shares	Russell 1000® Retail Index	300%
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%
Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Energy Select Sector Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	-300%
Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	MSCI US REIT Index SM	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	-300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	NYSE 7-10 Year Treasury Bond Index	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	NYSE 20 Year Plus Treasury Bond Index	-300%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a)  Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the “Fixed Income Funds”) do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter securities held by a Fund will be valued at the last sales price or, if no

108	DIREXION SEMI-ANNUAL REPORT

sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swaps contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Securities or swap contracts are fair valued as determined by Rafferty Asset Management, LLC (the “Adviser”) under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b)  Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivatives contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by a Fund. The Funds do not net collateral on the Statements of Assets and Liabilities. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are collateralized daily directly to the Funds while amounts expected to be owed to the counterparty are collateralized daily in a segregated account at the Custodian.

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty can not meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation

DIREXION SEMI-ANNUAL REPORT	109

represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Fund in regard to potential counterparty default and credit-risk related contingent features at April 30, 2013 is as follows:

	Direxion Daily S&P 500® Bear 3X Shares			Direxion Daily Mid Cap Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(10,205,554)	$35,668,940	$25,463,386	$(509,958)	$4,015,945	$3,505,987
Citibank N.A.	(8,075,879)	17,161,961	9,086,082	—	—	—
Credit Suisse International	(5,885,548)	30,670,002	24,784,454	(830,345)	3,550,000	2,719,655
Deutsche Bank AG London	(2,862,521)	29,980,020	27,117,499	—	—	—
Bank of America Merrill Lynch	(12,920,820)	36,270,288	23,349,468	—	—	—
Morgan Stanley Capital Services	(5,122,750)	23,189,832	18,067,082	(903,086)	2,302,380	1,399,294

Total	$(45,073,072)	$172,941,043	$127,867,971	$(2,243,389)	$9,868,325	$7,624,936

	Direxion Daily Small Cap Bear 3X Shares			Direxion Daily China Bull 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(25,419,186)	$139,934,554	$114,515,368	$(1,495,074)	$14,492,397	$12,997,323
Citibank N.A.	(47,326,101)	108,264,810	60,938,709	—	—	—
Credit Suisse International	(20,577,739)	158,910,004	138,332,265	—	—	—
Deutsche Bank AG London	(9,228,916)	81,582,927	72,354,011	—	—	—
Bank of America Merrill Lynch	(4,946,547)	97,003,669	92,057,122	—	—	—
Morgan Stanley Capital Services	(3,282,055)	102,087,026	98,804,971	—	—	—

Total	$(110,780,544)	$687,782,990	$577,002,446	$(1,495,074)	$14,492,397	$12,997,323

	Direxion Daily China Bear 3X Shares			Direxion Daily Developed Markets Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(249,880)	$1,559,834	$1,309,954
Credit Suisse International	(286,881)	1,210,000	923,119	(673,996)	2,550,000	1,876,004
Deutsche Bank AG London	(384,996)	2,203,100	1,818,104	(405,136)	1,415,479	1,010,343
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	(38,834)	2,120,632	2,081,798	(1,847,443)	3,457,156	1,609,713

Total	$(710,711)	$5,533,732	$4,823,021	$(3,176,455)	$8,982,469	$5,806,014

	Direxion Daily Emerging Markets Bull 3X Shares			Direxion Daily Emerging Markets Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(751,243)	$14,371,970	$13,620,727
Citibank N.A.	—	—	—	(1,228,433)	10,946,380	9,717,947
Credit Suisse International	—	—	—	(1,322,179)	11,300,001	9,977,822
Deutsche Bank AG London	—	—	—	(1,085,946)	11,902,478	10,816,532
Bank of America Merrill Lynch	(903,709)	39,899,101	38,995,392	(420,257)	10,694,385	10,274,128
Morgan Stanley Capital Services	—	—	—	(1,444,465)	11,403,323	9,958,858

Total	$(903,709)	$39,899,101	$38,995,392	$(6,252,523)	$70,618,537	$64,366,014

110	DIREXION SEMI-ANNUAL REPORT

	Direxion Daily India Bull 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(145,114)	$2,159,121	$2,014,007

Total	$(145,114)	$2,159,121	$2,014,007

	Direxion Daily Russia Bull 3X Shares			Direxion Daily Russia Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(3,142,533)	$29,633,274	$26,490,741
Credit Suisse Securities (Europe) Limited	—	—	—	(2,968,667)	19,690,000	16,721,333
Deutsche Bank AG London	(152,932)	1,422,801	1,269,869	(74,755)	2,930,895	2,856,140
Bank of America Merrill Lynch	(136,602)	1,330,018	1,193,416	—	—	—
Morgan Stanley Capital Services	—	—	—	—	—	—

Total	$(289,534)	$2,752,819	$2,463,285	$(6,185,955)	$52,254,169	$46,068,214

	Direxion Daily Gold Miners Bull 3X Shares			Direxion Daily Gold Miners Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(17,570,692)	$54,240,018	$36,669,326	$—	$—	$—
Citibank N.A.	(30,183,105)	73,935,119	43,752,014	—	—	—
Credit Suisse International	(39,973,363)	99,570,001	59,596,638	(620,689)	8,220,000	7,599,311
Deutsche Bank AG London	(23,935,357)	64,150,850	40,215,493	—	—	—
Morgan Stanley Capital Services	(5,957,450)	12,400,481	6,443,031	—	—	—

Total	$(117,619,967)	$304,296,469	$186,676,502	$(620,689)	$8,220,000	$7,599,311

	Direxion Daily Natural Gas Related Bull 3X Shares			Direxion Daily Natural Gas Related Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse International	$(167,292)	$2,116,023	$1,948,731	$—	$—	$—
Morgan Stanley Capital Services	—	—	—	(18,510)	470,061	451,551

Total	$(167,292)	$2,116,023	$1,948,731	$(18,510)	$470,061	$451,551

	Direxion Daily Semiconductor Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse International	$(3,667,006)	$18,680,001	$15,012,995
Deutsche Bank AG London	(1,046,584)	13,278,230	12,231,646
Morgan Stanley Capital Services	(2,349,016)	12,532,055	10,183,039

Total	$(7,062,606)	$44,490,286	$37,427,680

	Direxion Daily Energy Bull 3X Shares			Direxion Daily Energy Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(98,813)	$550,000	$451,187
Citibank N.A.	(67,067)	4,173,410	4,106,343	(1,076,607)	8,698,131	7,621,524
Credit Suisse International	—	—	—	(1,151,254)	25,100,002	23,948,748
Deutsche Bank AG London	—	—	—	(1,169,462)	6,395,954	5,226,492
Morgan Stanley Capital Services	—	—	—	(1,626,670)	14,313,373	12,686,703

Total	$(67,067)	$4,173,410	$4,106,343	$(5,122,806)	$55,057,460	$49,934,654

DIREXION SEMI-ANNUAL REPORT	111

	Direxion Daily Financial Bear 3X Shares			Direxion Daily Real Estate Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(11,834,725)	$57,183,954	$45,349,229	$(571,410)	$5,065,375	$4,493,965
Citibank N.A.	(41,279,354)	77,165,981	35,886,627	—	—	—
Credit Suisse International	(25,766,425)	100,630,009	74,863,584	(1,000,483)	2,520,000	1,519,517
Deutsche Bank AG London	(7,676,633)	52,703,946	45,027,313	(1,237,990)	2,331,950	1,093,960
Bank of America Merrill Lynch	(12,960,252)	100,895,920	87,935,668	(1,032,186)	2,030,048	997,862
Morgan Stanley Capital Services	(8,324,732)	72,641,517	64,316,785	(804,525)	1,801,849	997,324

Total	$(107,842,121)	$461,221,327	$353,379,206	$(4,646,594)	$13,749,222	$9,102,628

	Direxion Daily Technology Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse International	$(1,679,993)	$9,990,000	$8,310,007
Deutsche Bank AG London	(282,457)	2,476,361	2,193,904
Bank of America Merrill Lynch	(517,289)	3,675,604	3,158,315

Total	$(2,479,739)	$16,141,965	$13,662,226

	Direxion Daily 7-10 Year Treasury Bear 3X Shares			Direxion Daily 20+ Year Treasury Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(4,351,617)	$37,090,899	$32,739,282
Credit Suisse International	(1,030,823)	7,740,000	6,709,177	(20,921,155)	89,920,002	68,998,847
Deutsche Bank AG London	(13,005,184)	30,712,226	17,707,042	(13,059,132)	72,156,084	59,096,952
Morgan Stanley Capital Services	(541,386)	5,162,134	4,620,748	(1,931,118)	52,734,282	50,803,164

Total	$(14,577,393)	$43,614,360	$29,036,967	$(40,263,022)	$251,901,267	$211,638,245

At April 30, 2013, if such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

c)  Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d)  Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e)  Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income and excise taxes. No provision for federal income taxes has been made.

112	DIREXION SEMI-ANNUAL REPORT

f)  Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g)  Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended April 30, 2013 and year ended October 31, 2012 were as follows:

	Six Months Ended April 30, 2013 (Unaudited)			Year Ended October 31, 2012
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	—	—	—	2,655,510	11,232,565	—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily China Bull 3X Shares	—	—	—	—	—	—
Direxion Daily China Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	42,187	—	—	736,507	682,457	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	306,516	—	—	474,997	—	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily India Bull 3X Shares	18,620	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	74,779	—	—	706,678	2,845,142	—
Direxion Daily Russia Bull 3X Shares		—	—	49,002	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Brazil Bull 3X Shares[1]	—	—	—	—	—	—
Direxion Daily South Korea Bull 3X Shares[1]	—	—	—	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Bull 3X Shares	—	—	—	3,413,450	—	—
Direxion Daily Gold Miners Bear 3X Shares	—	—	—	296,491	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	75,364	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	19,000	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	600,893	—	—	148,613	141,208	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	11,026	—	—	1,679,210	3,216,260	8
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	168,471	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	42,655	—	—	245,889	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—

[1] Commenced operations on April 10, 2013.

DIREXION SEMI-ANNUAL REPORT	113

At October 31, 2012, the components of accumulated earnings/loss of the Funds on a tax-basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion Daily S&P 500® Bull 3X Shares	$14,047,319	$—	$—	$(67,622)	$13,979,697
Direxion Daily S&P 500® Bear 3X Shares	(36,027,420)	—	—	(659,920,865)	(695,948,285)
Direxion Daily Mid Cap Bull 3X Shares	4,102,766	—	—	(1,364,792)	2,737,974
Direxion Daily Mid Cap Bear 3X Shares	(3,579,930)	—	—	(49,515,816)	(53,095,746)
Direxion Daily Small Cap Bull 3X Shares	(1,834,549)	—	—	(20,634)	(1,855,183)
Direxion Daily Small Cap Bear 3X Shares	(630,822,314)		—	(1,008,356,074)	(1,639,178,388)
Direxion Daily China Bull 3X Shares	(15,389,381)	—	—	(14,644,998)	(30,034,379)
Direxion Daily China Bear 3X Shares	(3,868,054)	—	—	(5,856,961)	(9,725,015)
Direxion Daily Developed Markets Bull 3X Shares	(3,484,119)	—	—	(3,378,424)	(6,862,543)
Direxion Daily Developed Markets Bear 3X Shares	(5,880,084)	—	—	(23,580,294)	(29,460,378)
Direxion Daily Emerging Markets Bull 3X Shares	(79,930,738)	—	—	(68,403,198)	(148,333,936)
Direxion Daily Emerging Markets Bear 3X Shares	(45,459,431)		—	(206,034,661)	(251,494,092)
Direxion Daily India Bull 3X Shares	(6,311,562)	—	—	(6,729,851)	(13,041,413)
Direxion Daily Latin America Bull 3X Shares	(8,060,015)	—	—	(14,545,546)	(22,605,561)
Direxion Daily Russia Bull 3X Shares	(1,831,263)	—	—	(2,859,226)	(4,690,489)
Direxion Daily Russia Bear 3X Shares	222,481	—	—	(3,104,791)	(2,882,310)
Direxion Daily Basic Materials Bull 3X Shares	11,421	—	—	(1,218,015)	(1,206,594)
Direxion Daily Gold Miners Bull 3X Shares	35,681,436	—	—	(14,951,505)	20,729,931
Direxion Daily Gold Miners Bear 3X Shares	(16,637,902)	—	—	—	(16,637,902)
Direxion Daily Healthcare Bull 3X Shares	1,214,302	—	—	(137,895)	1,076,407
Direxion Daily Natural Gas Related Bull 3X Shares	(5,716,765)	—	—	(299,151)	(6,015,916)
Direxion Daily Natural Gas Related Bear 3X Shares	(916,813)		—	(1,329,783)	(2,246,596)
Direxion Daily Retail Bull 3X Shares	1,152,679	600,893	—	(41,725)	1,711,847
Direxion Daily Semiconductor Bull 3X Shares	(8,152,232)	—	—	(23,195,440)	(31,347,672)
Direxion Daily Semiconductor Bear 3X Shares	(2,622,535)	—	—	(6,124,206)	(8,746,741)
Direxion Daily Energy Bull 3X Shares	61,758,192	—	—	(11,613,694)	50,144,498
Direxion Daily Energy Bear 3X Shares	(14,685,898)	—	—	(107,899,520)	(122,585,418)
Direxion Daily Financial Bull 3X Shares	28,960,827		—	(78,390,677)	(49,429,850)
Direxion Daily Financial Bear 3X Shares	(561,086,538)	—	—	(3,155,092,030)	(3,716,178,568)
Direxion Daily Real Estate Bull 3X Shares	4,867,954	—	—	(731,075)	4,136,879

114	DIREXION SEMI-ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion Daily Real Estate Bear 3X Shares	$(11,771,510)	$—	$—	$(142,250,413)	$(154,021,923)
Direxion Daily Technology Bull 3X Shares	1,595,846	—	—	—	1,595,846
Direxion Daily Technology Bear 3X Shares	(702,769)		—	(96,988,504)	(97,691,273)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	609,116	—	—	—	609,116
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(18,713,206)	—	—	(34,299,997)	(53,013,203)
Direxion Daily 20+ Year Treasury Bull 3X Shares	(1,098,431)	—	—	—	(1,098,431)
Direxion Daily 20+ Year Treasury Bear 3X Shares	(145,627,400)	—	—	(421,178,301)	(566,805,701)

At April 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily S&P 500® Bull 3X Shares	$133,007,012	$274,834	$—	$274,834
Direxion Daily S&P 500® Bear 3X Shares	172,941,043	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	24,586,690	35,373	—	35,373
Direxion Daily Mid Cap Bear 3X Shares	9,868,325	—	—	—
Direxion Daily Small Cap Bull 3X Shares	280,030,646	—	(99,776)	(99,776)
Direxion Daily Small Cap Bear 3X Shares	687,782,990	—	—	—
Direxion Daily China Bull 3X Shares	55,783,534	976,378	(756,585)	219,793
Direxion Daily China Bear 3X Shares	7,122,450	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	19,307,774	59,865	—	59,865
Direxion Daily Developed Markets Bear 3X Shares	8,982,469	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	189,681,487	—	(285,172)	(285,172)
Direxion Daily Emerging Markets Bear 3X Shares	69,235,872	—	—	—
Direxion Daily India Bull 3X Shares	20,224,790	—	(420,759)	(420,759)
Direxion Daily Latin America Bull 3X Shares	16,515,603	—	(455,354)	(455,354)
Direxion Daily Russia Bull 3X Shares	12,995,465	57,577	(302,398)	(244,821)
Direxion Daily Russia Bear 3X Shares	49,732,607	—	—	—
Direxion Daily Brazil Bull 3X Shares	2,712,682	18	—	18
Direxion Daily South Korea Bull 3X Shares	987,869	12,539	—	12,539
Direxion Daily Basic Materials Bull 3X Shares	2,393,199	5,753	—	5,753
Direxion Daily Gold Miners Bull 3X Shares	383,905,943	—	(2,491,309)	(2,491,309)
Direxion Daily Gold Miners Bear 3X Shares	46,670,339	—	—	—
Direxion Daily Healthcare Bull 3X Shares	31,042,795	693,331	—	693,331
Direxion Daily Natural Gas Related Bull 3X Shares	15,635,977	152,208	(145,842)	6,366
Direxion Daily Natural Gas Related Bear 3X Shares	3,364,327	—	—	—
Direxion Daily Retail Bull 3X Shares	8,246,287	24,181	(8,185)	15,996
Direxion Daily Semiconductor Bull 3X Shares	31,884,205	19,963	(207,264)	(187,301)
Direxion Daily Semiconductor Bear 3X Shares	44,490,286	—	—	—
Direxion Daily Energy Bull 3X Shares	94,445,736	—	(48,737)	(48,737)

DIREXION SEMI-ANNUAL REPORT	115

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Energy Bear 3X Shares	$55,057,460	$—	$—	$—
Direxion Daily Financial Bull 3X Shares	594,759,563	477,426	(328,320)	149,106
Direxion Daily Financial Bear 3X Shares	457,603,771	—	—	—
Direxion Daily Real Estate Bull 3X Shares	72,839,641	1,051,623	—	1,051,623
Direxion Daily Real Estate Bear 3X Shares	13,749,222	—	—	—
Direxion Daily Technology Bull 3X Shares	71,674,704	39,325	—	39,325
Direxion Daily Technology Bear 3X Shares	16,141,965	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	5,292,324	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	43,614,360	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	38,088,243	841,168	—	841,168
Direxion Daily 20+ Year Treasury Bear 3X Shares	251,901,267	—	—	—

The difference between the book cost of investments and the tax cost of investments are primarily attributable to tax deferral of losses on wash sales, mark to market of unrealized gains on passive foreign investment companies (“PFICs”) and basis adjustments on investments in real estate trusts (“REITs”).

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of their fiscal year, October 31, 2012. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of their fiscal year, October 31, 2012.

Ordinary Late Year Loss Deferral

Direxion Daily S&P 500® Bull Shares	$—
Direxion Daily S&P 500® Bear Shares	1,392,307
Direxion Daily Mid Cap Bull 3X Shares	256,247
Direxion Daily Mid Cap Bear 3X Shares	128,124
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	6,533,635
Direxion Daily China Bull 3X Shares	153,408
Direxion Daily China Bear 3X Shares	104,658
Direxion Daily Developed Market Bull 3X Shares	22,217
Direxion Daily Developed Market Bear 3X Shares	121,437
Direxion Daily Emerging Market Bull 3X Shares	1,693,266
Direxion Daily Emerging Market Bear 3X Shares	1,077,239
Direxion Daily India Bull 3X Shares	131,236
Direxion Daily Latin America Bull 3X Shares	36,689
Direxion Daily Russia Bull 3X Shares	157,520
Direxion Daily Russia Bear 3X Shares	65,233
Direxion Daily Basic Materials Bull 3X Shares	19,949
Direxion Daily Gold Miners Bull 3X Shares	1,643,787
Direxion Daily Gold Miners Bear 3X Shares	—
Direxion Daily Healthcare Bull 3X Shares	22,431
Direxion Daily Natural Gas Related Bull 3X Shares	—
Direxion Daily Natural Gas Related Bear 3X Shares	31,486
Direxion Daily Retail Bull 3X Shares	—
Direxion Daily Semiconductor Bull 3X Shares	509,741

116	DIREXION SEMI-ANNUAL REPORT

Ordinary Late Year Loss Deferral
Direxion Daily Semiconductor Bear 3X Shares	$210,625
Direxion Daily Energy Bull 3X Shares	1,749,785
Direxion Daily Energy Bear 3X Shares	700,752
Direxion Daily Financial Bull 3X Shares	7,815,101
Direxion Daily Financial Bear 3X Shares	6,397,372
Direxion Daily Real Estate Bull 3X Shares	380,144
Direxion Daily Real Estate Bear 3X Shares	180,252
Direxion Daily Technology Bull 3X Shares	—
Direxion Daily Technology Bear 3X Shares	280,250
Direxion Daily 7-10 Treasury Bull 3X Shares	—
Direxion Daily 7-10 Treasury Bear 3X Shares	424,387
Direxion Daily 20+ Treasury Bull 3X Shares	—
Direxion Daily 20+ Treasury Bear 3X Shares	2,389,021

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short term capital losses. At October 31, 2012, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	227,849,840	243,723,246		186,906,458
Direxion Daily Mid Cap Bull 3X Shares	—	—	—	—	1,081,882
Direxion Daily Mid Cap Bear 3X Shares	22,162,993	4,862,033	5,743,778	15,761,757	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	447,535,089	170,386,620	41,155,587	283,653,374
Direxion Daily China Bull 3X Shares	—	—	—	4,295,565	10,196,025
Direxion Daily China Bear 3X Shares	—	2,295,087	—	2,440,879	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	1,893,937	1,462,270
Direxion Daily Developed Markets Bear 3X Shares	6,226,800	3,814,712	2,982,535	10,402,533	—
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—	29,299,368	37,224,280
Direxion Daily Emerging Markets Bear 3X Shares	73,271,322	33,557,979	24,388,554	62,338,620	—
Direxion Daily India Bull 3X Shares	1,150,428	—	—	1,866,606	3,581,581
Direxion Daily Latin America Bull 3X Shares	—	—	—	645,509	13,863,347
Direxion Daily Russia Bull 3X Shares	468,391	—	—	361,467	1,855,882
Direxion Daily Russia Bear 3X Shares	649,297	—	—	2,390,261	—
Direxion Daily Basic Materials Bull 3X Shares	710,002	—	—	233,088	254,976
Direxion Daily Gold Miners Bull 3X Shares	—	—	—	6,498,652	6,809,066
Direxion Daily Gold Miners Bear 3X Shares	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	115,464	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	1,124,766	—	—	—	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	11,358,224	1,271,002	—	—	9,538,382
Direxion Daily Semiconductor Bear 3X Shares	961,396	—	—	4,946,429	—

DIREXION SEMI-ANNUAL REPORT	117

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT
Direxion Daily Energy Bull 3X Shares	$—	$—	$—	$—	$9,854,414
Direxion Daily Energy Bear 3X Shares	12,590,578	3,644,343	25,942,062	63,738,305	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	60,685,239
Direxion Daily Financial Bear 3X Shares	679,926,863	839,658,285	833,736,449	701,275,993	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	350,931
Direxion Daily Real Estate Bear 3X Shares	81,864,882	40,732,146	—	19,473,133	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	37,175,240	11,093,015	13,642,542	34,795,848	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,880,591	13,265,888	—	17,729,131	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	101,871,069	93,882,293	—	210,744,285	—
Capital Loss Utilized during year ended October 31, 2012:
Direxion Daily Natural Gas Related Bear 3X Shares		194,636

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2013, open Federal and state income tax years include the tax years ended October 31, 2010 through October 31, 2012. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

h)  Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

i)  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A creation unit consists of 50,000 shares. Creation units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Transaction fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets.

118	DIREXION SEMI-ANNUAL REPORT

4.	INVESTMENT TRANSACTIONS

The table below displays each Fund’s investment transactions during the six months ended April 30, 2013. Purchases represent the aggregate purchases of investments excluding cost of in-kind purchases, short-term investments purchases and swaps contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily S&P 500® Bull 3X Shares	$80,022,360	$42,853,340	$41,288,138	$108,102,022
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	22,186,631	3,679,063	8,700,919	27,397,722
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,018,943,993	—	148,304,232	1,205,818,607
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily China Bull 3X Shares	2,173,820	2,095,089	771,033	—
Direxion Daily China Bear 3X Shares	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	2,873,950	4,192,800	—	2,299,720
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	87,158,500	18,239,611	71,749,829	162,542,800
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily India Bull 3X Shares	6,134,568	6,412,901	5,964,770	5,294,647
Direxion Daily Latin America Bull 3X Shares	11,929,395	6,910,463	—	9,428,783
Direxion Daily Russia Bull 3X Shares	10,672,547	8,558,896	8,862,732	11,865,830
Direxion Daily Russia Bear 3X Shares	—	—	—	—
Direxion Daily Brazil Bull 3X Shares	992,682	—	—	—
Direxion Daily South Korea Bull 3X Shares	2,541,285	—	—	2,109,102
Direxion Daily Basic Materials Bull 3X Shares	487,688	637,003	1,656,048	1,721,410
Direxion Daily Gold Miners Bull 3X Shares	—	350,497,456	453,901,985	72,704,799
Direxion Daily Gold Miners Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	1,726,759	813,219	16,508,748	—
Direxion Daily Natural Gas Related Bull 3X Shares	8,873,095	12,644,090	23,554,443	21,604,199
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—
Direxion Daily Retail Bull 3X Shares	1,222,985	8,824	—	2,220,764
Direxion Daily Semiconductor Bull 3X Shares	40,114,984	1,040,610	31,882,080	112,427,890
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Energy Bull 3X Shares	141,659,437	42,846,640	99,706,442	245,242,924
Direxion Daily Energy Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	475,194,667	748,588	531,843,131	1,154,524,675
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	48,719,380	39,143,823	18,066,736	58,847,469
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	37,377,174	34,785,124	19,728,276	49,418,191
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	8,087,275	30,516,478	15,061,001
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended April 30, 2013.

DIREXION SEMI-ANNUAL REPORT	119

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund included within this report, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.

The Advisor has agreed to waive a portion of its fees based upon specific breakpoints based on each Fund’s daily net assets at least until April 1, 2014. The breakpoint schedule is detailed in the table below:

Net Asset Range			Advisory Fees
$ 0	>	$1,500,000,000	0.75%
$1,500,000,000	>	$2,000,000,000	0.70%
$2,000,000,000	>	$2,500,000,000	0.65%
$2,500,000,000	>	$3,000,000,000	0.60%
$3,000,000,000	>	$3,500,000,000	0.55%
$3,500,000,000	>	$4,000,000,000	0.50%
$4,000,000,000	>	$4,500,000,000	0.45%
$4,500,000,000	>		0.40%

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.95%. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2013	October 31, 2014	October 31, 2015	October 31, 2016
Direxion Daily S&P 500® Bull 3X Shares	$—	$40,633	$231,585	$196,813	$152,594	$40,633	$621,625
Direxion Daily S&P 500® Bear 3X Shares	—	25,809	245,600	184,289	137,393	25,809	593,091
Direxion Daily Mid Cap Bull 3X Shares	—	28,633	117,830	84,186	64,230	28,633	294,879
Direxion Daily Mid Cap Bear 3X Shares	—	22,637	57,407	53,462	53,700	22,637	187,206
Direxion Daily Small Cap Bull 3X Shares	—	249,576	388,976	458,971	407,177	249,576	1,504,700
Direxion Daily Small Cap Bear 3X Shares	—	250,547	441,007	471,868	432,919	250,547	1,596,341
Direxion Daily China Bull 3X Shares	—	22,805	61,664	58,680	67,598	22,805	210,747
Direxion Daily China Bear 3X Shares	—	20,010	54,720	44,124	46,928	20,010	165,782
Direxion Daily Developed Markets Bull 3X Shares	—	43,623	128,151	99,810	89,363	43,623	360,947
Direxion Daily Developed Markets Bear 3X Shares	—	49,271	124,650	113,243	90,368	49,271	377,532
Direxion Daily Emerging Markets Bull 3X Shares	—	86,211	226,466	136,994	53,891	86,211	503,562

120	DIREXION SEMI-ANNUAL REPORT

			Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2013	October 31, 2014	October 31, 2015	October 31, 2016
Direxion Daily Emerging Markets Bear 3X Shares	$—	$52,451	$162,932	$109,876	$76,731	$52,451	$401,990
Direxion Daily India Bull 3X Shares	—	21,373	46,146	46,548	50,500	21,373	164,567
Direxion Daily Latin America Bull 3X Shares	—	25,654	139,532	130,389	—	25,654	295,575
Direxion Daily Russia Bull 3X Shares	—	30,379	—	49,305	85,108	30,379	164,792
Direxion Daily Russia Bear 3X Shares	351	21,545	—	47,423	67,007	21,545	135,975
Direxion Daily Brazil Bull 3X Shares	—	3,944	—	—	—	3,944	3,944
Direxion Daily South Korea Bull 3X Shares	—	3,862	—	—	—	3,862	3,862
Direxion Daily Basic Materials Bull 3X Shares	—	33,450	—	41,511	57,071	33,450	132,032
Direxion Daily Gold Miners Bull 3X Shares	—	5,242	—	62,308	26,803	5,242	94,353
Direxion Daily Gold Miners Bear 3X Shares	—	13,647	—	69,032	39,741	13,647	122,420
Direxion Daily Healthcare Bull 3X Shares	—	28,345	—	41,323	54,637	28,345	124,305
Direxion Daily Natural Gas Related Bull 3X Shares	—	19,366	32,254	50,908	52,735	19,366	155,263
Direxion Daily Natural Gas Related Bear 3X Shares	—	19,163	29,826	49,235	48,130	19,163	146,354
Direxion Daily Retail Bull 3X Shares	—	26,615	37,037	69,732	68,917	26,615	202,301
Direxion Daily Semiconductor Bull 3X Shares	—	39,472	70,233	81,238	75,617	39,472	266,560
Direxion Daily Semiconductor Bear 3X Shares	—	24,359	43,292	56,523	52,970	24,359	177,144
Direxion Daily Energy Bull 3X Shares	—	36,134	95,853	62,054	70,146	36,134	264,187
Direxion Daily Energy Bear 3X Shares	—	34,045	96,100	79,437	—	34,045	209,582
Direxion Daily Financial Bull 3X Shares	—	139,250	402,641	13,036	21,107	139,250	576,034
Direxion Daily Financial Bear 3X Shares	—	99,905	376,722	182,983	76,986	99,905	736,596
Direxion Daily Real Estate Bull 3X Shares	—	46,732	126,145	47,965	77,997	46,732	298,839
Direxion Daily Real Estate Bear 3X Shares	—	45,068	109,566	88,452	91,712	45,068	334,798
Direxion Daily Technology Bull 3X Shares	—	23,956	97,188	63,119	60,396	23,956	244,659
Direxion Daily Technology Bear 3X Shares	—	23,611	77,090	51,556	62,025	23,611	214,282

DIREXION SEMI-ANNUAL REPORT	121

			Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2013	October 31, 2014	October 31, 2015	October 31, 2016
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$—	$24,730	$102,789	$62,151	$50,043	$24,730	$239,713
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	14,977	88,451	15,244	25,290	14,977	143,962
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	19,727	99,456	44,789	39,097	19,727	203,069
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	469	—	—	—	469

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

6.	FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2013:

	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$11,356,601	$—	$—	$11,356,601	$—	$—	$—	$—
Short-Term Investments	121,925,245	—	—	121,925,245	172,941,043	—	—	172,941,043
Other Financial Instruments**	—	47,511,240	—	47,511,240	—	(45,073,072)	—	(45,073,072)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$3,069,824	$—	$—	$3,069,824	$—	$—	$—	$—
Short-Term Investments	21,552,239	—	—	21,552,239	9,868,325	—	—	9,868,325
Other Financial Instruments**	—	18,418,982	—	18,418,982	—	(2,243,389)	—	(2,243,389)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$17,673,372	$—	$—	$17,673,372	$—	$—	$—	$—
Short-Term Investments	262,257,498	—	—	262,257,498	687,782,990	—	—	687,782,990
Other Financial Instruments**	—	161,762,899	—	161,762,899	—	(110,780,544)	—	(110,780,544)

122	DIREXION SEMI-ANNUAL REPORT

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,032,252	$—	$—	$11,032,252	$—	$—	$—	$—
Short-Term Investments	44,971,075	—	—	44,971,075	7,122,450	—	—	7,122,450
Other Financial Instruments**	—	4,445,420	—	4,445,420	—	(651,641)	—	(651,641)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$1,540,076	$—	$—	$1,540,076	$—	$—	$—	$—
Short-Term Investments	17,827,563	—	—	17,827,563	8,982,469	—	—	8,982,469
Other Financial Instruments**	—	5,193,702	—	5,193,702	—	(3,176,455)	—	(3,176,455)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$22,171,277	$—	$—	$22,171,277	$—	$—	$—	$—
Short-Term Investments	167,225,038	—	—	167,225,038	69,235,872	—	—	69,235,872
Other Financial Instruments**	—	17,939,251	—	17,939,251	—	(6,252,523)	—	(6,252,523)

	Direxion Daily India Bull 3X Shares				Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$8,042,173	$—	$—	$8,042,173	$3,265,176	$—	$—	$3,265,176
Short-Term Investments	11,761,858	—	—	11,761,858	12,795,073	—	—	12,795,073
Other Financial Instruments**	—	1,392,903	—	1,392,903	—	969,042	—	969,042

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$2,210,328	$—	$—	$2,210,328	$—	$—	$—	$—
Short-Term Investments	10,540,316	—	—	10,540,316	49,732,607	—	—	49,732,607
Other Financial Instruments**	—	2,790,728	—	2,790,728	—	(6,070,608)	—	(6,070,608)

	Direxion Daily Brazil Bull 3X Shares				Direxion Daily South Korea Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$992,700	$—	$—	$992,700	$460,408	$—	$—	$460,408
Short-Term Investments	1,720,000	—	—	1,720,000	540,000	—	—	540,000
Other Financial Instruments**	—	28,136	—	28,136	—	121,963	—	121,963

	Direxion Daily Basic Materials Bull 3X Shares				Direxion Daily Gold Miners Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$429,276	$—	$—	$429,276	$79,711,849	$—	$—	$79,711,849
Short-Term Investments	1,969,676	—	—	1,969,676	301,702,785	—	—	301,702,785
Other Financial Instruments**	—	1,539,451	—	1,539,451	—	(117,619,967)	—	(117,619,967)

	Direxion Daily Gold Miners Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$19,243,479	$—	$—	$19,243,479
Short-Term Investments	46,670,339	—	—	46,670,339	12,492,647	—	—	12,492,647
Other Financial Instruments**	—	23,135,372	—	23,135,372	—	4,067,104	—	4,067,104

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$4,367,323	$—	$—	$4,367,323	$—	$—	$—	$—
Short-Term Investments	11,275,020	—	—	11,275,020	3,364,327	—	—	3,364,327
Other Financial Instruments**	—	5,430	—	5,430	—	684,688	—	684,688

DIREXION SEMI-ANNUAL REPORT	123

	Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,208,895	$—	$—	$1,208,895
Short-Term Investments	7,053,388	—	—	7,053,388
Other Financial Instruments**	—	3,357,998	—	3,357,998

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,967,041	$—	$—	$2,967,041	$—	$—	$—	$—
Short-Term Investments	28,729,863	—	—	28,729,863	44,490,286	—	—	44,490,286
Other Financial Instruments**	—	31,881,251	—	31,881,251	—	(7,062,606)	—	(7,062,606)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$11,310,563	$—	$—	$11,310,563	$—	$—	$—	$—
Short-Term Investments	83,086,436	—	—	83,086,436	55,057,460	—	—	55,057,460
Other Financial Instruments**	—	77,512,827	—	77,512,827	—	(5,122,806)	—	(5,122,806)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$47,974,183	$—	$—	$47,974,183	$—	$—	$—	$—
Short-Term Investments	546,934,486	—	—	546,934,486	457,603,771	—	—	457,603,771
Other Financial Instruments**	—	530,080,969	—	530,080,969	—	(107,842,121)	—	(107,842,121)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Daily Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$16,343,288	$—	$—	$16,343,288	$—	$—	$—	$—
Short-Term Investments	57,547,976	—	—	57,547,976	13,749,222	—	—	13,749,222
Other Financial Instruments**	—	79,956,680	—	79,956,680	—	(4,646,594)	—	(4,646,594)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$5,942,756	$—	$—	$5,942,756	$—	$—	$—	$—
Short-Term Investments	65,771,273	—	—	65,771,273	16,141,965	—	—	16,141,965
Other Financial Instruments**	—	9,811,932	—	9,811,932	—	(2,479,739)	—	(2,479,739)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,292,324	$—	$—	$5,292,324	$43,614,360	$—	$—	$43,614,360
Other Financial Instruments**	—	1,236,102	—	1,236,102	—	(14,577,393)	—	(14,577,393)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income*	$25,804,054	$—	$—	$25,804,054	$—	$—	$—	$—
Short-Term Investments	13,125,357	—	—	13,125,357	251,901,267	—	—	251,901,267
Other Financial Instruments**	—	3,738,465	—	3,738,465	—	(40,188,164)	—	(40,188,164)

*	For further detail on each asset class, see the Schedule of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions,

124	DIREXION SEMI-ANNUAL REPORT

b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the six months ended April 30, 2013 and year ended October 31, 2012. There were no Level 3 securities held by the Funds during the six months ended April 30, 2013 and year ended October 31, 2012. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

7.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2013, the Funds were invested in equity swap contracts. At April 30, 2013, the fair value of derivative instruments, by primary risk, was as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bull 3X Shares	$47,511,240	$—	$47,511,240
Direxion Daily S&P 500® Bear 3X Shares	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	18,418,982	—	18,418,982
Direxion Daily Mid Cap Bear 3X Shares	—	—	—
Direxion Daily Small Cap Bull 3X Shares	161,762,899	—	161,762,899
Direxion Daily Small Cap Bear 3X Shares	—	—	—
Direxion Daily China Bull 3X Shares	5,982,334	—	5,982,334
Direxion Daily China Bear 3X Shares	109,758	—	109,758
Direxion Daily Developed Markets Bull 3X Shares	5,193,702	—	5,193,702
Direxion Daily Developed Markets Bear 3X Shares	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	19,181,512	—	19,181,512
Direxion Daily Emerging Markets Bear 3X Shares	156,932	—	156,932
Direxion Daily India Bull 3X Shares	1,553,668	—	1,553,668
Direxion Daily Latin America Bull 3X Shares	969,042	—	969,042
Direxion Daily Russia Bull 3X Shares	3,084,733	—	3,084,733
Direxion Daily Russia Bear 3X Shares	115,347	—	115,347
Direxion Daily Brazil Bull 3X Shares	28,136	—	28,136
Direxion Daily South Korea Bull 3X Shares	121,963	—	121,963
Direxion Daily Basic Materials Bull 3X Shares	1,539,451	—	1,539,451
Direxion Daily Gold Miners Bull 3X Shares	—	—	—
Direxion Daily Gold Miners Bear 3X Shares	23,756,061	—	23,756,061
Direxion Daily Healthcare Bull 3X Shares	4,067,104	—	4,067,104
Direxion Daily Natural Gas Related Bull 3X Shares	172,722	—	172,722
Direxion Daily Natural Gas Related Bear 3X Shares	703,198	—	703,198
Direxion Daily Retail Bull 3X Shares	3,357,998	—	3,357,998
Direxion Daily Semiconductor Bull 3X Shares	31,881,251	—	31,881,251
Direxion Daily Semiconductor Bear 3X Shares	—	—	—
Direxion Daily Energy Bull 3X Shares	77,579,894	—	77,579,894
Direxion Daily Energy Bear 3X Shares	—	—	—
Direxion Daily Financial Bull 3X Shares	530,080,969	—	530,080,969

DIREXION SEMI-ANNUAL REPORT	125

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Financial Bear 3X Shares	$—	$—	$—
Direxion Daily Real Estate Bull 3X Shares	79,956,680	—	79,956,680
Direxion Daily Real Estate Bear 3X Shares	—	—	—
Direxion Daily Technology Bull 3X Shares	9,811,932	—	9,811,932
Direxion Daily Technology Bear 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	1,236,102	1,236,102
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	3,752,370	3,752,370
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	74,858	74,858

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	45,073,072	—	45,073,072
Direxion Daily Mid Cap Bull 3X Shares	—	—	—
Direxion Daily Mid Cap Bear 3X Shares	2,243,389	—	2,243,389
Direxion Daily Small Cap Bull 3X Shares	—	—	—
Direxion Daily Small Cap Bear 3X Shares	110,780,544	—	110,780,544
Direxion Daily China Bull 3X Shares	1,536,914	—	1,536,914
Direxion Daily China Bear 3X Shares	761,399	—	761,399
Direxion Daily Developed Markets Bull 3X Shares	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	3,176,455	—	3,176,455
Direxion Daily Emerging Markets Bull 3X Shares	1,242,261	—	1,242,261
Direxion Daily Emerging Markets Bear 3X Shares	6,409,455	—	6,409,455
Direxion Daily India Bull 3X Shares	160,765	—	160,765
Direxion Daily Latin America Bull 3X Shares	—	—	—
Direxion Daily Russia Bull 3X Shares	294,005	—	294,005
Direxion Daily Russia Bear 3X Shares	6,185,955	—	6,185,955
Direxion Daily Brazil Bull 3X Shares	—	—	—
Direxion Daily South Korea Bull 3X Shares	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	—	—	—
Direxion Daily Gold Miners Bull 3X Shares	117,619,967	—	117,619,967
Direxion Daily Gold Miners Bear 3X Shares	620,689	—	620,689
Direxion Daily Healthcare Bull 3X Shares	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	167,292	—	167,292
Direxion Daily Natural Gas Related Bear 3X Shares	18,510	—	18,510
Direxion Daily Retail Bull 3X Shares	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	7,062,606	—	7,062,606
Direxion Daily Energy Bull 3X Shares	67,067	—	67,067
Direxion Daily Energy Bear 3X Shares	5,122,806	—	5,122,806
Direxion Daily Financial Bull 3X Shares	—	—	—
Direxion Daily Financial Bear 3X Shares	107,842,121	—	107,842,121
Direxion Daily Real Estate Bull 3X Shares	—	—	—
Direxion Daily Real Estate Bear 3X Shares	4,646,594	—	4,646,594
Direxion Daily Technology Bull 3X Shares	—	—	—
Direxion Daily Technology Bear 3X Shares	2,479,739	—	2,479,739
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	14,577,393	14,577,393
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	13,905	13,905
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	40,263,022	40,263,022

[2]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

126	DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the year ended April 30, 2013 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation) [2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	$48,973,051	$—	$32,188,901	$—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(46,417,533)	—	(28,083,600)	—
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	6,300,037	—	13,866,810	—
Direxion Daily Mid Cap Bear 3X Shares	Swap Contracts	(7,518,610)	—	51,171	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	216,741,874	—	90,275,156	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(263,626,985)	—	(111,328,773)	—
Direxion Daily China Bull 3X Shares	Swap Contracts	110,672	—	136,007	—
Direxion Daily China Bear 3X Shares	Swap Contracts	(355,662)	—	(1,253,890)	—
Direxion Daily Developed Markets Bull 3X Shares	Swap Contracts	7,702,466	—	3,268,600	—
Direxion Daily Developed Markets Bear 3X Shares	Swap Contracts	(2,759,371)	—	(2,908,634)	—
Direxion Daily Emerging Markets Bull 3X Shares	Swap Contracts	63,010,381	—	(10,163,939)	—
Direxion Daily Emerging Markets Bear 3X Shares	Swap Contracts	(17,990,988)	—	(3,358,632)	—
Direxion Daily India Bull 3X Shares	Swap Contracts	3,087,107	—	230,059	—
Direxion Daily Latin America Bull 3X Shares	Swap Contracts	1,362,279	—	1,123,649	—
Direxion Daily Russia Bull 3X Shares	Swap Contracts	181,877	—	725,447	—
Direxion Daily Russia Bear 3X Shares	Swap Contracts	3,429,579	—	(8,695,341)	—
Direxion Daily Brazil Bull 3X Shares	Swap Contracts	(75,841)	—	28,136	—
Direxion Daily South Korea Bull 3X Shares	Swap Contracts	170,175	—	121,963	—
Direxion Daily Basic Materials Bull 3X Shares	Swap Contracts	67,855	—	758,157	—
Direxion Daily Gold Miners Bull 3X Shares	Swap Contracts	(377,515,879)	—	(246,488,282)	—
Direxion Daily Gold Miners Bear 3X Shares	Swap Contracts	33,974,816	—	25,721,492	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	4,016,065	—	2,140,800	—
Direxion Daily Natural Gas Related Bull 3X Shares	Swap Contracts	(1,191,374)	—	790,218	—
Direxion Daily Natural Gas Related Bear 3X Shares	Swap Contracts	2,075,112	—	(299,945)	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	1,766,883	—	2,040,984	—

DIREXION SEMI-ANNUAL REPORT	127

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation) [2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	$14,432,637	$—	$33,360,322	$—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	(13,118,380)	—	(10,738,202)	—
Direxion Daily Energy Bull 3X Shares	Swap Contracts	57,894,977	—	14,121,086	—
Direxion Daily Energy Bear 3X Shares	Swap Contracts	(20,454,819)	—	(4,758,094)	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	304,898,686	—	241,472,559	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(304,122,483)	—	(16,950,325)	—
Direxion Daily Real Estate Bull 3X Shares	Swap Contracts	5,135,126	—	42,743,507	—
Direxion Daily Real Estate Bear 3X Shares	Swap Contracts	(6,181,780)	—	(2,412,472)	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	18,976,478	—	6,320,336	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(1,001,061)	—	(5,447,151)	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	65,270	—	583,562
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	(4,216,639)	—	534,593
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	513,181	—	1,901,412
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	(25,675,123)	—	(5,716,945)

[1]	Statement of Operations location: Net realized gain (loss) on swaps.
[2]	Statement of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

For the six months ended April 30, 2013, the volume of derivatives held by the Fund was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swaps Contracts	Short Equity Swaps Contracts
Direxion Daily S&P 500® Bull 3X Shares	$530,441,663	$—
Direxion Daily S&P 500® Bear 3X Shares	—	559,515,483
Direxion Daily Mid Cap Bull 3X Shares	109,792,752	—
Direxion Daily Mid Cap Bear 3X Shares	—	38,509,111
Direxion Daily Small Cap Bull 3X Shares	1,594,587,074	—
Direxion Daily Small Cap Bear 3X Shares	—	2,514,972,629
Direxion Daily China Bull 3X Shares	207,867,489	—
Direxion Daily China Bear 3X Shares	—	28,901,200
Direxion Daily Developed Markets Bull 3X Shares	71,746,138	—
Direxion Daily Developed Markets Bear 3X Shares	—	33,263,784
Direxion Daily Emerging Markets Bull 3X Shares	868,152,866	—
Direxion Daily Emerging Markets Bear 3X Shares	—	310,412,987
Direxion Daily India Bull 3X Shares	73,175,889	—
Direxion Daily Latin America Bull 3X Shares	72,606,642	—
Direxion Daily Russia Bull 3X Shares	55,576,015	—
Direxion Daily Russia Bear 3X Shares	—	91,013,010
Direxion Daily Brazil Bull 3X Shares	10,827,346	—

128	DIREXION SEMI-ANNUAL REPORT

	Quarterly Average Gross Notional Amounts
	Long Equity Swaps Contracts	Short Equity Swaps Contracts
Direxion Daily South Korea Bull 3X Shares	$6,158,492	$—
Direxion Daily Basic Materials Bull 3X Shares	7,739,918	—
Direxion Daily Gold Miners Bull 3X Shares	1,121,081,043	—
Direxion Daily Gold Miners Bear 3X Shares	—	137,950,581
Direxion Daily Healthcare Bull 3X Shares	40,033,649	—
Direxion Daily Natural Gas Related Bull 3X Shares	68,998,030	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	16,899,477
Direxion Daily Retail Bull 3X Shares	30,681,656	—
Direxion Daily Semiconductor Bull 3X Shares	202,993,917	—
Direxion Daily Semiconductor Bear 3X Shares	—	117,176,664
Direxion Daily Energy Bull 3X Shares	549,040,384	—
Direxion Daily Energy Bear 3X Shares	—	251,030,677
Direxion Daily Financial Bull 3X Shares	2,601,918,122	—
Direxion Daily Financial Bear 3X Shares	—	1,672,877,633
Direxion Daily Real Estate Bull 3X Shares	246,176,796	—
Direxion Daily Real Estate Bear 3X Shares	—	47,403,744
Direxion Daily Technology Bull 3X Shares	364,575,868	—
Direxion Daily Technology Bear 3X Shares	—	87,934,747
Direxion Daily 7-10 Year Treasury Bull 3X Shares	16,844,194	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	142,795,408
Direxion Daily 20+ Year Treasury Bull 3X Shares	80,439,095	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	975,829,805

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 300% (or -300%) daily performance of their respective index.

8.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk –  The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Daily Correlation Risk –  A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its

DIREXION SEMI-ANNUAL REPORT	129

benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk –  Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk –  In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

9.	NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued improved disclosures intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, these disclosures facilitate comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. These disclosures require entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. These disclosures are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating its implications and impact on the financial statements.

10.	ADDITIONAL INFORMATION

During the six months ended April 30, 2013, shares of the Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily China Bear 3X Shares, Direxion Daily Emerging Markets Bear 3X Shares, and Direxion Daily Technology Bear 3X Shares, Direxion Daily Gold Miners Bull 3X Shares, and Direxion Daily Energy Bear 3X Shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split

Direxion Daily Mid Cap Bear 3X Shares	4/2/2013	1:3	$11.30	$33.90	1,074,967	358,322
Direxion Daily Financial Bear 3X Shares	4/2/2013	1:4	10.62	42.48	52,831,645	13,207,911
Direxion Daily Small Cap Bear 3X Shares	4/2/2013	1:4	9.58	38.32	92,205,985	23,051,496
Direxion Daily China Bear 3X Shares	4/2/2013	1:5	11.46	57.30	850,001	170,000

130	DIREXION SEMI-ANNUAL REPORT

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Emerging Markets Bear 3X Shares	4/2/2013	1:5	$10.10	$50.50	10,389,718	2,077,944
Direxion Daily Technology Bear 3X Shares	4/2/2013	1:5	7.98	39.90	2,859,929	571,986
Direxion Daily Gold Miners Bull 3X Shares	4/2/2013	1:5	5.43	27.15	85,550,001	17,110,000
Direxion Daily Energy Bear 3X Shares	4/2/2013	1:6	5.47	32.82	14,929,937	2,488,323

During the six months ended April 30, 2013, shares of the Direxion Daily Financial Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, and Direxion Daily Small Cap Bull 3X Shares were adjusted to reflect a forward stock split. The effect of the forward stock split was to increase the number of shares outstanding and decrease the net asset value. The forward stock splits have no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the forward stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split

Direxion Daily Financial Bull 3X Shares	4/2/2013	3:1	$163.26	$54.42	6,758,324	20,274,972
Direxion Daily Retail Bull 3X Shares	4/2/2013	3:1	130.75	43.58	100,001	300,003
Direxion Daily Emerging Markets Bull 3X Shares	4/2/2013	3:1	93.53	31.18	3,159,644	9,478,932
Direxion Daily S&P 500® Bull 3X Shares	4/2/2013	3:1	115.42	38.47	1,950,417	5,851,251
Direxion Daily Real Estate Bull 3X Shares	4/2/2013	2:1	97.58	48.79	900,000	1,800,000
Direxion Daily Latin America Bull 3X Shares	4/2/2013	2:1	70.32	35.16	339,930	679,860
Direxion Daily 7-10 Year Treasury Bull 3X Shares	4/2/2013	2:1	86.64	43.32	100,000	200,000
Direxion Daily Small Cap Bull 3X Shares	4/2/2013	2:1	85.89	42.95	5,200,017	10,400,034

11.	SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statement of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Trust, the Adviser, the Trustees, the Direxion Daily Financial Bear 3X Shares, the Direxion Daily Energy Bear 3X Shares, the Direxion Daily S&P 500® Bear 3X Shares (formerly the “Direxion Daily Large Cap Bear 3X Shares”) and the Direxion Daily Small Cap Bear 3X Shares (each a “Fund” and together the “Funds”) were named as defendants in several lawsuits filed in 2009. These lawsuits primarily alleged that the Trust’s registration statement for the Funds contained incomplete and/or misleading information because it allegedly failed to properly disclose that, while a Fund is designed to generate returns that approximate three times the inverse of the performance of its target benchmark on a daily basis, for longer time horizons a Fund’s performance differs substantially and unpredictably from three times the inverse of the performance of the target benchmark. On January 31, 2013, the defendants and the plaintiffs reached a proposed settlement and submitted a Stipulation and Agreement of Settlement to the United States District Court Southern District of New York (the “Court”) for its consideration. On May 10, 2013, the Court approved the Stipulation and Agreement of Settlement and the litigation was settled. The Trust’s insurance policies provided coverage for the entire amount paid to the plaintiffs to settle the litigation, as well as reimbursement of a significant portion of the litigation expenses associated with defending and disposing of the lawsuit. Management is determining what if any impact the remaining unreimbursed litigation fees of $3.6 million will have on the Funds.

The Trust has evaluated subsequent events through the issuance of the Funds’ financial statements and has determined, other than the disclosures stated; there are no other events that impacted the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT	131

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

132	DIREXION SEMI-ANNUAL REPORT

Direxion Shares

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(3) Age: 45	Chairman of Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	118	None

Non-Interested Trustees
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel J. Byrne Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	140	None
Gerald E. Shanley III Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	140	None
John Weisser Age: 71	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	140	Director, Eclipse Funds (2 Funds), Eclipse Funds, Inc. (1 Fund); Director, The MainStay Funds Trust (28 Funds), The MainStay Funds (14 Funds), MainStay VP Fund Series (28 Funds).

DIREXION SEMI-ANNUAL REPORT	133

Direxion Shares

Trustees and Officers

Officers
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(3) Age: 45	Chief Executive Officer and Chief Investment Officer Chairman of Board of Trustees	One Year; Since 2008 Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	118	N/A
Eric Falkeis: Age: 40	President	One Year; Since 2013	President, Rafferty Asset Management, LLC, since March 2013; formerly, Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	N/A	Trustee, Professionally Managed Portfolios (35 Funds)
Patrick J. Rudnick Age: 39	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Chief Financial Officer Rafferty Asset Management, LLC, since March 2013; formerly, Vice President, USBFS, 2006 – 2013; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Angela Brickl Age: 37	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	The address for all trustees and officers is 1301 Avenue of the Americas (6th Ave.), 35th Floor, New York, NY 10019.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds, which currently offers for sale to the public 21 portfolios, the Direxion Insurance Trust, which currently offers for sale 1 portfolio, and the Direxion Shares ETF Trust, which currently offers for sale to the public 46 of the 118 funds currently registered with the SEC.

(3)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(4)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.

134	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2013

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board of Trustees (“Board”) of Direxion Shares ETF Trust (“Trust”) considered at its August 15, 2012 Board meeting in approving the renewal of the advisory agreement (“Advisory Agreement”) between Rafferty Asset Management, LLC (“Rafferty”) and the Trust, on behalf of the Direxion Daily Brazil Bull 3X Shares and the Direxion Daily South Korea Bull 3X Shares, each a series of the Trust (each a “Fund” and collectively the “Funds”).

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In determining whether to approve the Advisory Agreement, the Board considered the best interests of each Fund separately. The Board noted that the Funds had not yet commenced operations. Accordingly, the Board considered primarily the services to be provided by Rafferty, the management fee rates to be paid to Rafferty and the Funds’ estimated expenses.

Nature, Extent and Quality of Services Provided.     The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust, Direxion Funds and Direxion Insurance Trust since their respective inceptions and has developed an expertise in managing these types of funds using a leveraged strategy. The Board also noted that Rafferty trades efficiently, which should help to improve the Funds’ investment performance results. The Board considered Rafferty’s representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense reimbursement obligations. The Board also considered Rafferty’s recent appointment of a new Chief Compliance Officer and utilization of the services of an independent compliance consulting firm who will support Rafferty’s Chief Compliance Officer. They noted that reports from both the Chief Compliance Officer and the independent compliance firm are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Because the Funds had not commenced operations as of the date of the Board meeting, they did not have any prior performance history. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Advisory Agreement were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized.     The Board considered the fees to be paid to Rafferty on an annual basis, including contractual fee waivers. In this regard, management advised the Board that the advisory fee rates for the Funds are similar to the advisory fee rates for comparable exchange-traded funds. The Board also noted that Rafferty does not have any clients that are not registered investment companies, except for one hedge fund client. In this connection, the Board considered that Rafferty charges a higher fee rate for that hedge fund compared to the advisory fee rate of the Funds. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Because the Funds had not commenced operations as of the date of the Board meeting, Rafferty did not have any prior profit data related to the Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and the profits to be realized under the Advisory Agreement were fair and reasonable.

Economies of Scale.     The Board considered whether economies of scale will be realized by Rafferty as a Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. In light of the fact that the Funds had not yet commenced operations and did not have any assets, the Board did not at this time consider this a material factor.

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Other Benefits.     The Board considered Rafferty’s representation that it believes that its relationship with the Funds would help to enable Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, any benefits to Rafferty would be fair and reasonable.

Conclusion.     Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Advisory Agreement.

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PRIVACY NOTICE

At the Direxion Shares, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

—	Account applications or other forms on which you provide information,

—	Mail, e-mail, the telephone and our website, and

—	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

—	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

—	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ non-public personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (866) 476-7523.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT APRIL 30, 2013

1301 Avenue of the Americas (6th Ave.), 35th Floor New York, New York 10019 www.direxionshares.com

Investment Adviser

Rafferty Asset Management, LLC

1301 Avenue of Americas (6th Ave.), 35th Floor

New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon

101 Barclay Street

New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Funds’ premium/discount information is available free of charge on the Funds’ website, www.direxionshares.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Shares ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, PEO, President

Date July 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, PEO, President

Date July 1, 2013

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date July 1, 2013

*	Print the name and title of each signing officer under his or her signature.